SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         Post-Effective Amendment No. 22
                                    FORM S-6

                                File No. 33-11165

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
             SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                     N-8B-2

A. Exact name of trust:             IDS Life Variable Life Separate Account

B. Name of depositor:               IDS LIFE INSURANCE COMPANY

C. Complete address of depositor's principal executive offices:

         IDS Tower 10, Minneapolis, Minnesota 55440-0010

D. Name and complete address of agent for service:

         Mary Ellyn Minenko, Esq.
         IDS Life Insurance Company
         50607 AXP Financial Center
         Minneapolis, Minnesota 55474

         It  is  proposed  that  this  filing  will  become   effective  (check
         appropriate box)
             [ ] immediately  upon filing pursuant to paragraph (b)
             [X] on May 1, 2001 pursuant to paragraph  (b)
             [ ] 60 days after filing  pursuant  to  paragraph  (a)(1)
             [ ] on (date) pursuant  to paragraph (a)(1) of rule (485)
             [ ] this  post-effective  amendment  designates a new  effective date for a previously filed post effective amendment.

E. Title of securities being registered:

         Flexible Premium Variable Life Insurance Policy

F. Approximate date of proposed public offering: not applicable.

PROSPECTUS


MAY 1, 2001

AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE-SM-, A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT (IDS LIFE)


ISSUED AND SOLD BY: IDS LIFE INSURANCE COMPANY
                    70100 AXP Financial Center
                    Minneapolis, MN 55474
                    Telephone: (800) 862-7919
                    Web site address: americanexpress.com


This prospectus contains information about the life insurance policy that you should know before investing. You also will receive prospectuses for the underlying funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.


Variable life insurance is a complex vehicle. Before you invest, be sure to ask your sales representative about the variable life insurance policy's features, benefits, risks and fees, and whether the variable life insurance is appropriate for you, based upon your financial situation and objectives.

Your sales representative may be authorized to offer you several different variable universal life insurance policies. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the product. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different between each policy.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS POLICY IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS POLICY INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001  1

TABLE OF CONTENTS

THE POLICY IN BRIEF .......................................................   3
LOADS, FEES AND CHARGES ...................................................   5
   Fund Expenses ..........................................................   5
   Premium Expense Charge .................................................   7
   Monthly Deduction ......................................................   8
   Surrender Charge .......................................................   9
   Partial Surrender Fee ..................................................  12
   Mortality and Expense Risk Charge ......................................  12
   Transaction Charge .....................................................  12
   Transfer Charge ........................................................  12
   Optional Insurance Benefits ............................................  12
PURCHASING YOUR POLICY ....................................................  13
   Application ............................................................  13
   Right to Examine Policy ................................................  13
   Premiums ...............................................................  13
KEEPING THE POLICY IN FORCE ...............................................  14
   Death Benefit Guarantee ................................................  14
   Grace Period ...........................................................  14
   Reinstatement ..........................................................  14
THE VARIABLE ACCOUNT ......................................................  15
THE FUNDS .................................................................  15
   Fund Objectives ........................................................  21
   Relationship Between Funds and Subaccounts .............................  21
RATES OF RETURN OF THE FUNDS AND SUBACCOUNTS ..............................  21
THE TRUST .................................................................  30
   Trust Maturity .........................................................  30
   Roles of Salomon Smith Barney Inc. and IDS Life ........................  30
THE FIXED ACCOUNT .........................................................  30
POLICY VALUE ..............................................................  31
   Fixed Account Value ....................................................  31
   Subaccount Values ......................................................  31
DEATH BENEFITS ............................................................  33
   Change in Death Benefit Option .........................................  34
   Changes in Specified Amount ............................................  34
   Misstatement of Age or Sex .............................................  35
   Suicide ................................................................  35
   Beneficiary ............................................................  35
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS .......................  36
   Fixed Account Transfer Policies ........................................  36
   Minimum Transfer Amounts ...............................................  36
   Maximum Transfer Amounts ...............................................  36
   Maximum Number of Transfers per Year ...................................  36
   Two Ways to Request a Transfer, Loan or Surrenders .....................  37
   Automated Transfers ....................................................  37
   Automated Dollar-Cost Averaging ........................................  38
POLICY LOANS ..............................................................  38
POLICY SURRENDERS .........................................................  39
   Total Surrenders .......................................................  39
   Partial Surrenders .....................................................  39
   Allocation of Partial Surrenders .......................................  39
   Effects of Partial Surrenders ..........................................  39
   Taxes ..................................................................  40
   Exchange Right .........................................................  40
   Paid-up Insurance Option ...............................................  40
OPTIONAL INSURANCE BENEFITS ...............................................  40
   Accelerated Benefit Rider for Terminal Illness .........................  40
   Accidental Death Benefit ...............................................  40
   Automatic Increase Benefit Rider .......................................  40
   Children's Insurance Rider .............................................  40
   Other Insured Rider ....................................................  40
   Waiver of Monthly Deduction ............................................  40
PAYMENT OF POLICY PROCEEDS ................................................  41
FEDERAL TAXES .............................................................  42
   IDS Life's Tax Status ..................................................  42
   Taxation of Policy Proceeds ............................................  43
   Modified Endowment Contracts ...........................................  43
   Other Tax Considerations ...............................................  44
IDS LIFE ..................................................................  44
   Ownership ..............................................................  44
   State Regulation .......................................................  44
   Distribution of the Policy .............................................  44
   Legal Proceedings ......................................................  45
   Experts ................................................................  45
MANAGEMENT OF IDS LIFE ....................................................  46
   Directors ..............................................................  46
   Officers Other than Directors ..........................................  46
OTHER INFORMATION .........................................................  47
   Voting Rights ..........................................................  47
   Reports ................................................................  47
POLICY ILLUSTRATIONS ......................................................  47
   Understanding the Illustrations ........................................  48
   Effect of Expenses and Charges .........................................  48
KEY TERMS .................................................................  51
ANNUAL FINANCIAL INFORMATION ..............................................  53
NOTES TO FINANCIAL STATEMENTS .............................................  75
CONDENSED FINANCIAL INFORMATION (UNAUDITED) ...............................  80

--------------------------------------------------------------------------------
2  AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

THE POLICY IN BRIEF

LOADS, FEES AND CHARGES: You pay the following charges either directly (such as deductions from your premium payments or from your policy value), or indirectly (as deductions from the underlying funds.) These changes primarily compensate IDS Life for administering and distributing the policy as well as paying policy benefits and assuming related risks.

- FUND EXPENSES -- applies only to the underlying funds and consists of investment management fees, taxes, brokerage commissions and nonadvisory expenses. (p. 5)

- PREMIUM EXPENSE CHARGE -- 2.5% sales charge and 2.5% premium tax charge are deducted from each premium payment. This charge pays some distribution expenses and state and local premium taxes. (p. 7)

- MONTHLY DEDUCTION -- charged against the value of your policy each month, covering the cost of insurance, cost of issuing the policy, certain administrative expenses, a death benefit guarantee charge and optional insurance benefits. (p. 8)

- SURRENDER CHARGE -- applies if you surrender your policy for its full cash surrender value, or the policy lapses, during the first 10 years and for 10 years after requesting an increase in the specified amount. We base it on the initial specified amount and on any increase in the specified amount. (p. 9)

- PARTIAL SURRENDER FEE -- applies if you surrender part of the value of your policy; equals $25 or 2% of the amount surrendered, whichever is less. (p. 12)

- MORTALITY AND EXPENSE RISK CHARGE -- applies only to the subaccounts; equals, on an annual basis, 0.9% of the average daily net asset value of the subaccounts. (p. 12)

- TRANSACTION CHARGE -- applies only to subaccounts that invest in the unit investment trust which is part of The Shearson Lehman Brothers Fund of Stripped ("Zero Coupon") U.S. Treasury Securities Fund, Series A ("trust"); equals, on an annual basis, 0.25% of their average daily net asset value. (p. 12)

- OPTIONAL INSURANCE BENEFITS -- You may choose to add additional benefits to your policy at an additional cost, in the form of riders. The amounts of these benefits do not vary with investment experience of the variable account. Certain restrictions apply and are clearly described in the applicable rider. (p. 12)

PURCHASING YOUR POLICY: To apply, send a completed application and premium payment to IDS Life's home office. You will need to provide medical and other evidence that the person you propose to insure (yourself or someone else) is insurable according to our underwriting rules before we can accept your application. (p. 13)

RIGHT TO EXAMINE POLICY: You may return your policy for any reason and receive a full refund of your premiums by mailing us the policy and a written request for cancellation within a specified period. (p. 13)

PREMIUMS: In applying for your policy, you state how much you intend to pay and whether you will pay quarterly, semiannually or annually. You may also make additional, unscheduled premium payments subject to certain limits. We may refuse premiums in order to comply with the Code. (p. 13)

DEATH BENEFIT GUARANTEE (DBG): A feature of the policy guaranteeing the policy will remain in force until the insured's attained insurance age 70 (or five policy years, if later). The feature is in effect if you meet certain premium requirements. (p. 14)

GRACE PERIOD: If the cash surrender value of your policy becomes less than the amount needed to pay the monthly deduction and the DBG is not in effect, you will have 61 days to pay a premium that raises the cash surrender value to an amount sufficient to pay the monthly deduction. If you don't, the policy will lapse. (p. 14)

REINSTATEMENT: If your policy lapses, it can be reinstated within five years. The reinstatement is subject to certain conditions including evidence of insurability satisfactory to IDS Life and the payment of a sufficient premium. The DBG cannot be reinstated. (p. 14)

PURPOSE: The purpose of the policy is to provide life insurance protection on the life of the insured and to build policy value. The policy provides a death benefit that we pay to the beneficiary upon the insured's death. As in the case of other life insurance policies, it may not be advantageous to purchase this policy as a replacement for, or in addition to an existing life insurance policy. The policy allows you, as the owner, to allocate your net premiums, or transfer policy value, to:

THE VARIABLE ACCOUNT, consisting of subaccounts, each of which invests in a fund or unit investment trust with a particular investment objective. You may direct premiums to any or all of these subaccounts. Your policy's value may increase or decrease daily, depending on the investment return. No minimum amount is guaranteed. (p. 15)

THE FIXED ACCOUNT, which earns interest at rates that are adjusted periodically by IDS Life. This rate will never be lower than 4.5%. (p. 30)

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001  3

DEATH BENEFITS: Your policy's death benefit can never be less than the specified amount in your policy application, unless you change that amount or your policy has outstanding indebtedness. The relationship between the policy value and the death benefit depends on which of two options you choose:

- OPTION 1 LEVEL AMOUNT: The death benefit is the greater of the specified amount or a percentage of policy value.

- OPTION 2 VARIABLE AMOUNT: The death benefit is the greater of the specified amount plus the policy value, or a percentage of policy value.

You may change the death benefit option or specified amount within certain limits; doing so generally will affect policy charges. (p. 33)

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS: You may, at no charge, transfer policy value from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We reserve the right to limit transfers to no more than five transfers per year by phone or mail. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail. You can also arrange for automated transfers on a monthly, quarterly, semiannual or annual basis. (p. 36)

POLICY LOANS: You may borrow against your policy's cash surrender value. A policy loan, even if repaid, can have a permanent effect on the death benefit and policy value. A loan also may have tax consequences if your policy lapses or you surrender it. (p. 38)

POLICY SURRENDERS: You may cancel the policy while it is in force and receive its cash surrender value. The cash surrender value is the policy value minus indebtedness, minus any applicable surrender charges. (p. 39)

EXCHANGE RIGHT: For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need do is transfer all of the policy value in the subaccounts to the fixed account. (p. 40)

PAYMENT OF POLICY PROCEEDS: We will pay policy proceeds when you surrender the policy or the insured dies. You or the beneficiary may choose whether you want us to make a lump sum payment or payments under one or more of certain options. (p. 41)

FEDERAL TAXES: The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. Part or all of any proceeds you receive through full or partial surrender, maturity, lapse, policy loan or assignment of policy value may be subject to federal income tax as ordinary income. Proceeds other than death benefits from certain policies, classified as "modified endowments," are taxed differently from proceeds of conventional life insurance contracts and also may be subject to an additional 10% IRS penalty tax if you are younger than 59 1/2. A policy is considered to be a modified endowment if it was applied for or materially changed after June 21, 1988, and premiums paid in the early years exceed certain modified endowment limits. (p. 42)

--------------------------------------------------------------------------------
4  AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

LOADS, FEES AND CHARGES

Policy charges compensate IDS Life for:

- providing the insurance benefits of the policy;
- issuing the policy;
- administering the policy;
- assuming certain risks in connection with the policy; and
- distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

FUND EXPENSES

The investment managers and advisers receive fees for their services to the funds. The funds also pay taxes, brokerage commissions and nonadvisory expenses, such as custodian and trustee fees, registration fees for shares, postage, fidelity and security bond costs, legal fees and other miscellaneous fees and charges. The table below will help you understand the expenses that the funds pay.

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                  MANAGEMENT   12b-1    OTHER
                                                    FEES       FEES    EXPENSES    TOTAL
 IDS Life Series Fund, Inc. -
    Equity Portfolio                                 .70%       --%      .02%       .72%(1)
    Equity Income Portfolio                          .70        --       .10        .80(1),(2)
    Government Securities Portfolio                  .70        --       .10        .80(1)
    Income Portfolio                                 .70        --       .04        .74(1)
    International Equity Portfolio                   .95        --       .07       1.02(1)
    Managed Portfolio                                .70        --       .02        .72(1)
    Money Market Portfolio                           .50        --       .09        .59(1)
 AXP-Registered Trademark- Variable Portfolio -
    Blue Chip Advantage Fund                         .56        .13      .26        .95(3)
    Bond Fund                                        .60        .13      .06        .79(4)
    Capital Resource Fund                            .60        .13      .04        .77(4)
    Cash Management Fund                             .51        .13      .04        .68(4)
    Diversified Equity Income Fund                   .56        .13      .26        .95(3)
    Emerging Markets Fund                           1.13        .13      .43       1.69(3)
    Extra Income Fund                                .62        .13      .07        .82(4)
    Federal Income Fund                              .61        .13      .13        .87(3)
    Global Bond Fund                                 .84        .13      .10       1.07(4)
    Growth Fund                                      .64        .13      .18        .95(3)
    International Fund                               .82        .13      .07       1.02(4)
    Managed Fund                                     .59        .13      .03        .75(4)
    New Dimensions Fund-Registered Trademark-        .60        .13      .05        .78(4)
    S&P 500 Index Fund                               .28        .13      .07        .48(3)
    Small Cap Advantage Fund                         .75        .13      .31       1.19(3)
    Strategy Aggressive Fund                         .59        .13      .05        .77(4)
 AIM V.I.
    Capital Appreciation Fund                        .61        --       .21        .82(5)
    Capital Development Fund                         .75        --       .63       1.38(5),(6)
    Growth and Income Fund                           .60        --       .24        .84(5)

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001  5

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) (CONTINUED)

                                                                        MANAGEMENT  12b-1     OTHER
                                                                           FEES      FEES    EXPENSES     TOTAL
 American Century VP
   International                                                            1.23%    --%       --%       1.23%(7)
   Value                                                                    1.00     --        --        1.00(7)
 Calvert Variable Series, Inc.
   Social Balanced Portfolio                                                 .70     --       .16         .86(8)
 Credit Suisse Warburg Pincus Trust
   Emerging Growth Portfolio (previously Warburg Pincus Trust
     - Emerging Growth Portfolio)                                            .90     --       .35        1.25(9)
   Small Company Growth Portfolio (previously Warburg Pincus
     Trust - Small Company Growth Portfolio)                                 .90     --       .21        1.11(9)
 Fidelity VIP
   III Growth & Income Portfolio (Service Class)                             .48    .10       .11         .69(10)
   III Mid Cap Portfolio (Service Class)                                     .57    .10       .17         .84(10)
   Overseas Portfolio (Service Class)                                        .72    .10       .17         .99(10)
 FTVIPT
   Franklin Real Estate Fund - Class 2                                       .58    .25       .02         .85(11),(12)
   Franklin Value Securities Fund - Class 2                                  .58    .25       .26        1.09(12),(13)
   Templeton International Securities Fund - Class 2                         .67    .25       .20        1.12(12)
   Templeton International Smaller Companies Fund - Class 2                  .85    .25       .26        1.36(12)
 Goldman Sachs VIT
   CORE-SM- Small Cap Equity Fund                                            .75     --       .25        1.00(14)
   CORE-SM- U.S. Equity Fund                                                 .70     --       .20         .90(14)
   Mid Cap Value Fund                                                        .80     --       .25        1.05(14)
 Janus Aspen Series
   Aggressive Growth Portfolio: Service Shares                               .65    .25       .02         .92(15)
   Global Technology Portfolio: Service Shares                               .65    .25       .04         .94(15)
   International Growth Portfolio: Service Shares                            .65    .25       .06         .96(15)
 Lazard Retirement Series
   International Equity Portfolio                                            .75    .25       .25        1.25(16)
 MFS-Registered Trademark-
   Investors Growth Stock Series - Service Class (previously
MFS-Registered Trademark- Growth Series)                                     .75    .20       .16        1.11(17),(18),(19)
   New Discovery Series - Service Class                                      .90    .20       .16        1.26(17),(18),(19)
 Putnam Variable Trust
   Putnam VT High Yield Fund - Class IB Shares                               .66    .25       .08         .99(20)
   Putnam VT International New Opportunities Fund - Class IB
Shares                                                                      1.00    .25       .21        1.46(20)
   Putnam VT New Opportunities Fund - Class IA Shares                        .52     --       .05         .57(5)
   Putnam VT Vista Fund - Class IB Shares                                    .60    .25       .07         .92(20)
 Royce
   Micro-Cap Portfolio                                                      1.25     --       .10        1.35(21)
 Third Avenue
   Value Portfolio                                                           .90     --       .40        1.30(22)
 Wanger
   International Small Cap                                                  1.20     --       .21        1.41(5),(23)
   U.S. Small Cap                                                            .95     --       .05        1.00(5),(23)

--------------------------------------------------------------------------------
6  AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

(1)  Annual operating expenses for the fiscal year ending April 30, 2000.

(2) IDS Life has agreed to a voluntary limit of 0.1%, on an annual basis, of the average daily net assets of each of the IDS Life Series Fund Portfolio's for other expenses like taxes and brokerage commissions and for nonadvisory expenses. If the 0.1% limitation had not been in place, these other expenses would have been 3.21% for IDS Life Series Fund - Equity Income Portfolio. IDS Life reserves the right to discontinue limiting these other expenses at 0.1%. However, its present intention is to continue the limit until the time that actual expenses are less than the limit.

(3) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.27% and 0.96% for AXP Variable Portfolio - Blue Chip Advantage Fund, 0.80% and 1.49% for AXP Variable Portfolio - Diversified Equity Income Fund, 1.16% and 2.42% for AXP Variable Portfolio - Emerging Markets Fund, 0.15% and 0.89% for AXP Variable Portfolio - Federal Income Fund, 0.20% and 0.97% for AXP Variable Portfolio - Growth Fund, 1.16% and 1.57% for AXP Variable Portfolio - S&P 500 Index Fund and 0.55% and 1.43% for AXP Variable Portfolio - Small Cap Advantage Fund.

(4) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.

(5) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.

(6)  Expenses have been restated to reflect current fees.

(7)  Annualized operating expenses of funds at Dec. 31, 2000.

(8) Net fund operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.

(9) Expense ratios are shown after fee waivers and expenses reimbursements by the investment adviser. The total expense ratios before the waivers and reimbursements would have been: Credit Suisse Warburg Pincus Trust Emerging Growth Portfolio (0.90%, 0%, 0.40% and 1.30%) and Credit Suisse Warburg Pincus Trust Small Company Growth Portfolio (0.90%, 0%, 0.23%, 1.13%).

(10) There were no reimbursement or expense reductions for the period ended 12/31/00. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(11) The Fund administration fee is paid indirectly through the management fee.

(12) The Fund's class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(13) The manager has agreed in advance to make an estimated reduction of 0.02% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent this reduction, "Management Fees" and "Total" would have been 0.60% and 1.11% for Franklin Value Securities Fund - Class 2.

(14) Expenses ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.75%, 0.80% and 1.55% for CORESM Small Cap Equity Fund, 0.70%, 0.17%, and 0.87% for CORESM U.S. Equity Fund, and 0.80%, 0.42% and 1.22% for Mid Cap Value Fund.

(15) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth Portfolio, and International Growth Portfolio. All expenses are shown without the effect of expense offset arrangements.

(16) Absent fee waivers and/or reimbursements, "Other Expenses" and "Total" expenses for the year ended Dec. 31, 2000 would have been 1.32% and 2.32% for International Equity Portfolio.

(17) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(18) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.10% for Investors Growth Stock Series and 1.25% for New Discovery Series.

(19) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.17% and 1.12% for Investors Growth Stock Series and 0.19% and 1.29% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

(20) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.

(21) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2001 and 1.99% through Dec. 31, 2010. Absent fee waivers "Other Expenses" and "Total Expenses" would be 0.33% and 1.58% for Royce Micro-Cap Portfolio.

(22) The fund's expenses figures are based on actual expensed, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 1.62% and 2.52% for Third Avenue Value Portfolio.

(23) Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.

IDS Life has entered into certain arrangements under which it is compensated by the funds' advisors and/or distributors for the administrative services it provides to these funds.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. The amount remaining after the deduction, called the net premium, is credited to the account(s) you have selected. The premium expense charge has two parts:

SALES CHARGE: 2.5% of each premium payment. Partially compensates IDS Life for expenses in distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The contingent deferred sales charge, discussed under "Surrender Charge," below also may partially compensate those expenses.)

PREMIUM TAX CHARGE: 2.5% of each premium payment. Compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charges the average rate of 2.5% even though state premium taxes vary from 2% to 3.5%. This 2.5% rate may be different than the actual premium tax IDS Life expects to pay in your state.

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001  7

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;
2. the policy fee shown in your policy;
3. the death benefit guarantee charge shown in your policy; and
4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the four components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% will be taken from the fixed account and from each of the subaccounts.

You may change these percentages for future monthly deductions by written request.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or
- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified; or
- you purchased the policy in Texas.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG is in effect. (See "Death Benefit Guarantee"; also "Grace Period" and "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION:

1. COST OF INSURANCE: primarily, the cost of providing the death benefit under your policy, which depends on:

- the amount of the death benefit;
- the policy value; and
- the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [a x (b - c)] + d where:

(a) IS THE MONTHLY COST OF INSURANCE RATE, based on the insured's sex, attained insurance age (age at last policy anniversary) and rate classification. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.

We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Nearest Birthday.

If you purchase your policy on or after May 1, 1991 with an initial specified amount of $350,000 or greater your policy qualifies for lower cost of insurance rates than policies purchased with a specified amount less than $350,000. In addition, if you purchase your policy on or after May 1, 1993 (October 1, 1993 for policies purchased in New Jersey) and before November 20, 1997, it qualifies for lower cost of insurance rates than policies purchased earlier. IDS Life modified cost of insurance rates to reflect IDS Life and industry-wide changes in mortality experience for all policies purchased on or after November 20, 1997. These modified cost of insurance rates effective November 20, 1997, do not apply to policies purchased in New Jersey.

(b) IS THE DEATH BENEFIT on the monthly date divided by 1.0036748 (which reduces IDS Life's net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4.5%);

(c) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, death benefit guarantee charge and any charges for optional riders;

(d) IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.

NOTE FOR MASSACHUSETTS AND MONTANA RESIDENTS

Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Nearest Birthday.


2. POLICY FEE: $7.50 per month. We reduce this fee for policies purchased on or after May 1, 1991 with an initial specified amount of $350,000 or more to an amount of $2.50 per month. This charge reimburses IDS Life for expenses of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and of administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month.


--------------------------------------------------------------------------------
8  AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

For policies purchased in New Jersey, the policy fee is $5.00 per month. We will waive this fee for policies purchased on or after May 1, 1991 with an initial specified amount of $350,000 or more. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month.

3. DEATH BENEFIT GUARANTEE CHARGE: 1 cent per $1,000 of the current specified amount and 1 cent per $1,000 of coverage under any other insured rider. This charge compensates IDS Life for the risk it assumes in providing the DBG. The charge is included in the monthly deduction in the first five policy years or until the insured's attained insurance age 70, whichever is later. We will not deduct the charge if the DBG is no longer in effect. For any policy month in which the monthly deduction is paid by a waiver of monthly deduction rider, the minimum monthly premium will be zero. (See "Death Benefit Guarantee," later in this section for an explanation of the minimum monthly premium and "Other Insured Rider," under "Optional Insurance Benefits.")

4. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Optional insurance benefits.")

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 10 policy years and in the 10 years following an increase in specified amount, we will assess a surrender charge. The surrender charge is the sum of two parts:

CONTINGENT DEFERRED ISSUE AND ADMINISTRATIVE EXPENSE CHARGE: Reimburses IDS Life for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. For the initial specified amount, this charge is $4 per thousand dollars of initial specified amount. It remains level during the first five policy years and then decreases monthly until it is zero at the end of 10 policy years. If you increase the specified amount of the policy, an additional charge will apply. The additional charge will be $4 per thousand dollars of increase in specified amount. It remains level during the first five years following the effective date of the increase and then decreases monthly until it is zero at the end of the 10th year following the increase.

CONTINGENT DEFERRED SALES CHARGE: Partially compensates IDS Life for expenses of distributing the policy, including financial advisors' commissions, advertising and printing the prospectus and sales literature. For the initial specified amount, this charge is the sum of 27.5% of premium payments up to a maximum premium amount shown in the policy plus 6.5% of all other premium payments. The maximum premium amount shown in the policy will be based on the insured's insurance age, sex, rate classification and initial specified amount. It is calculated according to a formula contained in an SEC rule. If you increase the specified amount of the policy, an additional charge will apply. The additional charge will be 6.5% of all premium payments attributable to the increase. Premiums attributable to the increase are calculated as: a x (b + c)

where:

(a) is the amount of the increase in the specified amount divided by the total specified amount after the increase;

(b)  is the policy value on the date of the increase; and

(c)  is all premium payments paid on or after the date of the increase.

MAXIMUM SURRENDER CHARGE: The total surrender charge is subject to an overall upper limit or "maximum surrender charge." We will show the "maximum surrender charge" for the initial specified amount in the policy. It is based on the insured's insurance age, sex, rate classification and initial specified amount. The "maximum surrender charge" for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of 10 policy years. If the specified amount is increased, an "additional maximum surrender charge" will apply. We will show the "additional maximum surrender charge" in a revised policy. It will be based on the insured's attained insurance age, sex, rate classification and the amount of the increase. The "additional maximum surrender charge" will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the 10th year following the increase.

If premium payments are equal to or somewhat higher than the premiums needed to keep the DBG in effect, for several years the surrender charge will generally be the charge described in the "Contingent deferred issue and administrative expense charge" and "Contingent deferred sales charge" sections above. After that, the "Maximum surrender charge" will generally apply. If premium payments are paid at a significantly higher level, the "Maximum surrender charge" will generally apply in all years.

The following example illustrates how we calculate the maximum surrender charge for a male, insurance age 35 qualifying for nonsmoker rates. The specified amount is assumed to be $100,000.

a. the contingent deferred sales charge is 27.5% of premium payments up to a maximum premium amounts of $1001 of premium payments and 6.5% of all premium payments in excess of $1001.

b. the contingent deferred issue and administrative expense charge is $4 per $1000 of specified amount or $400. This amount remains level during the first five policy years and then decreases monthly until it is zero at the end of 10 policy years.

c. the "maximum surrender charge" is $901. It remains level during the first five policy years and then decreases monthly until it is zero at the end of 10 policy years.

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001  9

Assuming an annual premium payment of $900, the actual surrender charge will be the lesser of a+b or c. Here is how we calculate the actual surrender:

LAPSE OR SURRENDER AT BEGINNING OF YEAR    A         B       A + B       C     SURRENDER CHARGE
        1                               $247.50   $400.00   $647.50   $901.00      $647.50
        2                                327.21    400.00    727.21    901.00       727.21
        3                                385.71    400.00    785.71    901.00       785.71
        4                                444.21    400.00    844.21    901.00       844.21
        5                                502.71    400.00    902.71    901.00       901.00
        6                                561.21    400.00    961.21    901.00       901.00
        7                                619.71    320.00    939.71    720.80       720.80
        8                                678.21    240.00    918.21    540.60       540.60
        9                                736.71    160.00    896.71    360.40       360.40
        10                               795.21     80.00    875.21    180.20       180.20
        11                               853.71         0    853.71         0            0

From the beginning of the year 6 to the end of year 10, the amounts shown in b and c decrease on a monthly basis.

The maximum surrender charge is the rate from the table below multiplied by the number of thousands of dollars of initial specified amount. For example, a male age 20 with a nonsmoker risk classification and an initial specified amount of $50,000 will have a maximum surrender charge of $6.61 multiplied by 50 or $330.50. As another example, a female age 75 with a smoker risk classification and an initial specified amount of $5,000,000 will have a maximum surrender charge of $44.75 multiplied by 5,000 or $223,750.

 Maximum Surrender Charges (Rate per Thousand of Initial
Specified Amount)

                                                  STANDARD            STANDARD
AGE                                                 MALE               FEMALE
 0                                                 $5.44               $5.13
 1                                                  5.40                5.11
 2                                                  5.45                5.14
 3                                                  5.50                5.18
 4                                                  5.55                5.22
 5                                                  5.61                5.27
 6                                                  5.67                5.31
 7                                                  5.73                5.36
 8                                                  5.81                5.42
 9                                                  5.88                5.47
10                                                  5.96                5.53
11                                                  6.05                5.60
12                                                  6.14                5.66
13                                                  6.23                5.73
14                                                  6.33                5.81
15                                                  6.43                5.88
16                                                  6.52                5.96
17                                                  6.62                6.04
18                                                  6.72                6.13
19                                                  6.82                6.22

--------------------------------------------------------------------------------
10  AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

MAXIMUM SURRENDER CHARGES (RATE PER THOUSAND OF INITIAL SPECIFIED AMOUNT) (CONTINUED)

                                                 STANDARD  NONSMOKER STANDARD  NONSMOKER
AGE                                                MALE      MALE     FEMALE    FEMALE
 20                                               $ 7.47    $ 6.61    $ 6.61    $ 6.19
 21                                                 7.60      6.70      6.72      6.29
 22                                                 7.74      6.81      6.84      6.38
 23                                                 7.89      6.92      6.97      6.48
 24                                                 8.05      7.04      7.10      6.59
 25                                                 8.22      7.16      7.24      6.71
 26                                                 8.41      7.30      7.39      6.83
 27                                                 8.61      7.45      7.54      6.95
 28                                                 8.82      7.60      7.70      7.09
 29                                                 9.05      7.77      7.88      7.23
 30                                                 9.29      7.94      8.06      7.38
 31                                                 9.55      8.13      8.25      7.54
 32                                                 9.83      8.33      8.46      7.70
 33                                                10.12      8.54      8.67      7.88
 34                                                10.44      8.77      8.90      8.07
 35                                                10.77      9.01      9.14      8.26
 36                                                11.12      9.26      9.39      8.47
 37                                                11.49      9.53      9.66      8.69
 38                                                11.88      9.81      9.94      8.92
 39                                                12.30     10.11     10.23      9.16
 40                                                12.74     10.42     10.54      9.42
 41                                                13.20     10.76     10.86      9.69
 42                                                13.69     11.12     11.19      9.97
 43                                                14.21     11.49     11.54     10.27
 44                                                14.75     11.89     11.91     10.58
 45                                                15.33     12.32     12.30     10.91
 46                                                15.94     12.77     12.70     11.26
 47                                                16.58     13.25     13.13     11.63
 48                                                17.26     13.75     13.58     12.02
 49                                                17.99     14.30     14.05     12.44
 50                                                18.75     14.87     14.55     12.88
 51                                                19.57     15.49     15.08     13.35
 52                                                20.44     16.15     15.64     13.84
 53                                                21.35     16.85     16.23     14.37
 54                                                22.32     17.60     16.85     14.93
 55                                                23.35     18.39     17.51     15.52
 56                                                24.43     19.24     18.20     16.15
 57                                                25.58     20.15     18.94     16.83
 58                                                26.79     21.11     19.73     17.55
 59                                                28.08     22.15     20.58     18.32
 60                                                29.46     23.26     21.49     19.16
 61                                                30.93     24.45     22.48     20.06
 62                                                32.50     25.72     23.54     21.03
 63                                                34.16     27.09     24.68     22.08
 64                                                35.92     28.55     25.90     23.20

--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  11

MAXIMUM SURRENDER CHARGES (RATE PER THOUSAND OF INITIAL SPECIFIED AMOUNT) (CONTINUED)

                                                STANDARD  NONSMOKER STANDARD  NONSMOKER
AGE                                                MALE      MALE     FEMALE    FEMALE
 65                                               $37.78    $30.11    $27.19    $24.40
 66                                                39.74     31.78     28.57     25.69
 67                                                41.81     33.57     30.04     27.07
 68                                                44.02     35.50     31.63     28.56
 69                                                46.37     37.57     33.35     30.19
 70                                                48.01     39.81     35.23     31.97
 71                                                48.01     42.23     37.29     33.91
 72                                                48.01     44.78     39.54     36.03
 73                                                48.01     45.98     44.60     40.85
 74                                                48.01     45.98     41.98     38.34
 75                                                48.01     45.98     44.75     43.56
 76                                                48.01     45.98     44.75     43.82
 77                                                48.01     45.98     44.75     43.82
 78                                                48.01     45.98     44.75     43.82
 79                                                48.01     45.98     44.75     43.82
 80                                                48.01     45.98     44.75     43.82
 81                                                48.01     45.98     44.75     43.82
 82                                                48.01     45.98     44.75     43.82
 83                                                48.01     45.98     44.75     43.82
 84                                                48.01     45.98     44.75     43.82
 85                                                48.01     45.98     44.75     43.82

PARTIAL SURRENDER FEE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this fee will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to 0.9% of the daily net asset value of the subaccounts -- a level guaranteed for the life of the policy. Computed daily, the charge compensates IDS Life for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the contingent deferred issue and administration expense charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to IDS Life for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the sales charge and surrender charges discussed earlier. Any further deficit will have to be made up from IDS Life's general assets.

TRANSACTION CHARGE

IDS Life makes a daily charge against the assets of the subaccount that invests in the trust. This charge is intended to reimburse us for the transaction fee we pay from our general account assets to Salomon Smith Barney Inc. on the sale of the trust units to the subaccounts.

The asset charge is equivalent to an effective annual rate of 0.25% of the value of the subaccounts investing in the trust. This amount may be increased in the future but will not exceed an effective annual rate of 0.5% of the value of these subaccounts. The charge will be based on our costs (taking into account the interest we lose on the amounts paid to Salomon Smith Barney).


TRANSFER CHARGE

We reserve the right to limit transfers by mail or telephone to five per policy year. If, in alternative, we allow more than five transfers by mail or telephone per policy year, we reserve the right to assess a fee for each transfer in excess of five made by mail or telephone. We guarantee that this fee will not exceed $25.00 per transfer for the duration of your policy.

OPTIONAL INSURANCE BENEFITS

The charge for additional insurance benefits added by rider will be specified in the Policy or in a supplement to the Policy.


OTHER INFORMATION ON CHARGES: IDS Life may reduce or eliminate various fees and charges when we incur lower sales costs and/or perform fewer administrative services than usual.

--------------------------------------------------------------------------------
12  AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to IDS Life's home office. In your application, you:

-  select a specified amount of insurance;

-  select a death benefit option;

-  designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: IDS Life generally will not issue a policy to persons over the insurance age of 75. We may, however, do so at its sole discretion.

RATE CLASSIFICATION: The rate classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect your monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges" and "Optional Insurance Benefits.")

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you.

INCONTESTABILITY: IDS Life will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the policy.

DEATH OF THE INSURED: If the insured dies before the policy is issued and:

- if all conditions stated in the application have not been met, IDS Life's sole liability will be to return the premium paid plus any interest earned.

- if all conditions stated in the application have been met, IDS Life's liability will be the lesser of the death benefit applied for or $500,000.

RIGHT TO EXAMINE POLICY

You may return your policy for any reason and receive a full refund of all premiums paid. To do so, you must mail or deliver the policy to IDS Life's home office or your financial advisor with a written request for cancellation, by the latest of:

- the 10th day after you receive it (15th day in Colorado, 20th day in North Dakota) after IDS Life mails or personally delivers a written notice of withdrawal right; or

-   the 45th day after you sign your application.

On the date your request is postmarked or received, the policy will immediately be considered void from the start.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE FIRST SEVERAL POLICY YEARS, UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, IDS LIFE REQUIRES THAT YOU PAY PREMIUMS SUFFICIENT TO KEEP THE DBG IN EFFECT IN ORDER TO KEEP THE POLICY IN FORCE.

You may schedule payments annually, semiannually or quarterly. (IDS Life must approve payment at any other interval.) We show this premium schedule in your policy.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if the DBG will remain in effect.

You may also change the amount and frequency of scheduled premium payments by written request. IDS Life reserves the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG remains in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. IDS Life reserves the right to limit the number and amount of unscheduled premium payments. No premium payments scheduled or unscheduled, are allowed on or after the insured's attained insurance age 100.

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 13

Also, in order to receive favorable tax treatment under the Code, premiums paid during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as they are paid or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

ALLOCATION OF PREMIUMS: Until the policy date, we hold all premiums in the fixed account and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the account(s) you have selected in your application. At that time, we will begin to assess the various loads, fees, charges and expenses.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into a cash value, which we then convert into accumulation units of the second subaccount.

Your ability to allocate policy value to the trust may be limited by the availability of trust units.

KEEPING THE POLICY IN FORCE

DEATH BENEFIT GUARANTEE

The DBG provides that your policy will remain in force until insured's age 70 (or five policy years if later) even in the cash surrender value is insufficient to pay the monthly deductions. The DBG will stay in effect as long as:

-   the sum of premiums paid; minus

-   partial surrenders; minus

-   any outstanding indebtedness;

-   equals or exceeds the minimum monthly premiums; times

-   the number of months since policy date (including the current month)

If, on a monthly date, you have not paid enough premiums to keep the DBG in effect, we will mail a notice to your last known address, asking you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction. Although the policy can be reinstated as explained below, the death benefit guarantee cannot be reinstated.

GRACE PERIOD

If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and the DBG is not in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

IDS Life will mail a notice to your last known address, requesting payment of a premium that will raise the cash surrender value to an amount sufficient to cover the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocated in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid will generally be taxable to the owner (see "Federal taxes.") If the insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrender it for cash. To reinstate, IDS Life will require:

-   a written request;

-   evidence satisfactory to IDS Life that the insured remains insurable;

- payment of a premium that will keep the policy in force for at least three months;

- payment of the monthly deductions that were not collected during the grace period; and

-   payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period. (See "Death Benefits") will apply from the effective date for reinstatement (except in Georgia, Oklahoma, Pennsylvania, South Carolina, Tennessee and Virginia). Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

--------------------------------------------------------------------------------
14  AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

THE VARIABLE ACCOUNT

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund, or the trust. This registration does not involve any SEC supervision of the account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Income, capital gains or capital losses of each subaccount are credited to or charged against the assets of that subaccount alone. State insurance law provides that we will not charge a variable subaccount with liabilities of any other subaccount or of any other business conducted by IDS Life. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account. At all times, IDS Life will maintain assets in the subaccounts with total market value at least equal to the reserves and other liabilities required to cover insurance benefits under all policies participating in the subaccount.

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

THE FUNDS

You can direct your premiums to any or all of the subaccounts of the variable account that invest in shares of the following funds:

-------------- ------------------------------- -------------------------------------------------- ----------------------------------
SUBACCOUNT     INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER OR MANAGER
-------------- ------------------------------- -------------------------------------------------- ----------------------------------
U              IDS Life Series Fund -          Objective: capital appreciation. Invests           IDS Life Insurance Company
               Equity Portfolio                primarily in common stocks and other securities    (IDS Life), investment manager;
                                               convertible into common stock.                     American Express Financial
                                                                                                  Corporation (AEFC),  investment
                                                                                                  adviser.
-------------- ------------------------------- -------------------------------------------------- ----------------------------------
FEI            IDS Life Series Fund -          Objective: to provide a high level of current      IDS Life, investment manager;
               Equity Income Portfolio         income and, as a secondary goal, steady growth     AEFC, investment adviser.
                                               of capital. Invests primarily in dividend-paying
                                               stocks. Other investments may include: common
                                               stocks, foreign securities, convertible
                                               securities, debt securities, derivative
                                               instruments and money market instruments.
-------------- ------------------------------- -------------------------------------------------- ----------------------------------
Y              IDS Life Series Fund -          Objective: to provide a high current return and    IDS Life, investment manager;
               Government Securities           safety of principal. Invests primarily in debt     AEFC, investment adviser.
               Portfolio                       obligations issued or guaranteed as to principal
                                               and interest by the U.S. government, its
                                               agencies and instrumentalities.
-------------- ------------------------------- -------------------------------------------------- ----------------------------------
V              IDS Life Series Fund - Income   Objective: to maximize current income while        IDS Life, investment manager;
               Portfolio                       attempting to conserve the value of the            AEFC, investment adviser.
                                               investment and to continue the high level of
                                               income for the longest period of time. At least
                                               50% of net assets normally will be invested in
                                               high-quality, lower-risk corporate bonds,
                                               unrated corporate bonds believed to have the
                                               same investment qualities and government bonds.
                                               Other investments may include lower-rated
                                               corporate bonds, bonds and common stocks sold
                                               together as a unit, preferred stock and foreign
                                               securities.
-------------- ------------------------------- -------------------------------------------------- ----------------------------------

--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  15

-------------- ------------------------------- ------------------------------------------------- -----------------------------------
SUBACCOUNT     INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER OR MANAGER
-------------- ------------------------------- ------------------------------------------------- -----------------------------------
IL             IDS Life Series Fund -          Objective: capital appreciation. Invests          IDS Life, investment manager;
               International Equity Portfolio  primarily in common stocks of foreign issuers     AEFC, investment adviser.
                                               and foreign securities convertible into common
                                               stock. Other investments may include certain
                                               international bonds if the portfolio manager
                                               believes they have greater potential for capital
                                               appreciation than equities.
-------------- ------------------------------- ------------------------------------------------- -----------------------------------
X              IDS Life Series Fund -          Objective: to maximize total investment return    IDS Life, investment manager;
               Managed Portfolio               through a combination of capital appreciation     AEFC, investment adviser.
                                               and current income. If the investment manager
                                               believes the stock market will be moving higher,
                                               it can emphasize stocks that offer potential for
                                               appreciation. At other times, the manager may
                                               increase the portfolio's holdings in bonds and
                                               money-market securities providing high current
                                               income.
-------------- ------------------------------- ------------------------------------------------- -----------------------------------
W              IDS Life Series Fund -  Money   Objective: to provide maximum current income      IDS Life, investment manager;
               Market Portfolio                consistent with liquidity and conservation of     AEFC, investment adviser.
                                               capital. Invests in relatively short-term money
                                               market securities, such as marketable debt
                                               securities issued or guaranteed as to principal
                                               and interest by the U.S. government or its
                                               agencies or instrumentalities, bank certificates
                                               of deposit, bankers' acceptances, letters of
                                               credit and high-grade commercial paper.
-------------- ------------------------------- ------------------------------------------------- -----------------------------------
FBC            AXP-Registered Trademark-       Objective: long-term total return exceeding       IDS Life, investment manager;
               Variable Portfolio -  Blue      that of the U.S. stock market. Invests            AEFC, investment adviser.
               Chip Advantage Fund             primarily in common stocks of companies
                                               included in the unmanaged S&P 500 Index.
-------------- ------------------------------- ------------------------------------------------- -----------------------------------
FBD            AXP-Registered Trademark-       Objective: high level of current income while     IDS Life, investment manager;
               Variable Portfolio - Bond Fund  conserving the value of the investment and        AEFC, investment adviser.
                                               continuing a high level of income for the
                                               longest time period. Invests primarily in bonds
                                               and other debt obligations.
-------------- ------------------------------- ------------------------------------------------- -----------------------------------
FCR            AXP-Registered Trademark-       Objective: capital appreciation. Invests          IDS Life, investment manager;
               Variable Portfolio - Capital    primarily in U.S. common stocks and other         AEFC, investment adviser.
               Resource Fund                   securities convertible into common stocks.
-------------- ------------------------------- ------------------------------------------------- -----------------------------------
FCM            AXP-Registered Trademark-       Objective: maximum current income consistent      IDS Life, investment manager;
               Variable Portfolio -  Cash      with liquidity and stability of principal.        AEFC, investment adviser.
               Management Fund                 Invests in money market securities.
-------------- ------------------------------- ------------------------------------------------- -----------------------------------
FDE            AXP-Registered Trademark-       Objective: high level of current income and, as   IDS Life, investment manager;
               Variable Portfolio -            a secondary goal, steady growth of capital.       AEFC, investment adviser.
               Diversified Equity Income       Invests primarily in dividend-paying
               Fund                            common and Fund preferred stocks.
-------------- ------------------------------- ------------------------------------------------- -----------------------------------

--------------------------------------------------------------------------------
16  AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

-------------- ------------------------------- -------------------------------------------------- ----------------------------------
SUBACCOUNT     INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER OR MANAGER
-------------- ------------------------------- -------------------------------------------------- ----------------------------------
FEM            AXP-Registered Trademark-       Objective: long-term capital growth. Invests       IDS Life, investment manager;
               Variable Portfolio - Emerging   primarily in equity securities of companies in     AEFC, investment adviser;
               Markets Fund                    emerging markets.                                  American Express Asset Management
                                                                                                  International, Inc.,  a
                                                                                                  wholly-owned subsidiary of AEFC,
                                                                                                  is the sub-investment adviser.
-------------- ------------------------------- -------------------------------------------------- ----------------------------------
FEX            AXP-Registered Trademark-       Objective: high current income, with capital       IDS Life, investment manager;
               Variable Portfolio - Extra      growth as a secondary objective. Invests           AEFC, investment adviser.
               Income Fund                     primarily in long-term, high-yielding,
                                               high-risk corporate bonds issued by U.S. and
                                               foreign companies and governments.
-------------- ------------------------------- -------------------------------------------------- ----------------------------------
FFI            AXP-Registered Trademark-       Objective: high level of current income and        IDS Life, investment manager;
               Variable Portfolio - Federal    safety of principal consistent with an             AEFC, investment adviser.
               Income Fund                     investment in U.S. government and government
                                               agency securities. Invests primarily in debt
                                               obligations issued or guaranteed as to
                                               principal and interest by the U.S. government,
                                               its agencies or instrumentalities.
-------------- ------------------------------- -------------------------------------------------- ----------------------------------
FGB            AXP-Registered Trademark-       Objective: high total return through income and    IDS Life, investment manager;
               Variable Portfolio - Global     growth of capital. Non-diversified mutual fund     AEFC, investment adviser.
               Bond Fund                       that invests primarily in debt securities of
                                               U.S. and foreign issuers.
-------------- ------------------------------- -------------------------------------------------- ----------------------------------
FGR            AXP-Registered Trademark-       Objective: long-term capital growth. Invests       IDS Life, investment manager;
               Variable Portfolio - Growth     primarily in common stocks and securities          AEFC, investment adviser.
               Fund                            convertible into common stocks that appear to
                                               offer growth opportunities.
-------------- ------------------------------- -------------------------------------------------- ----------------------------------
FIE            AXP-Registered Trademark-       Objective: capital appreciation. Invests           IDS Life, investment manager;
               Variable Portfolio -            primarily in stocks or convertible securities      AEFC, investment adviser.
               International Fund              of foreign issuers that offer growth potential.    American Express Asset Management
                                                                                                  International, Inc.,  a
                                                                                                  wholly-owned subsidiary of AEFC,
                                                                                                  is the sub-investment adviser.
-------------- ------------------------------- -------------------------------------------------- ----------------------------------
FMF            AXP-Registered Trademark-       Objective: maximum total investment return         IDS Life, investment manager;
               Variable Portfolio - Managed    through a combination of capital growth and        AEFC, investment adviser.
               Fund                            current income. Invests primarily in a
                                               combination of common and preferred stocks,
                                               convertible securities, bonds and other debt
                                               securities.
-------------- ------------------------------- -------------------------------------------------- ----------------------------------
FND            AXP-Registered Trademark-       Objective: long-term growth of capital.            IDS Life, investment manager;
               Variable Portfolio -  New       Invests primarily in common stocks of U.S. and     AEFC, investment adviser.
               Dimensions Fund-Registered      foreign companies showing potential for
               Trademark-                      significant growth.
-------------- ------------------------------- -------------------------------------------------- ----------------------------------
FIV            AXP-Registered Trademark-       Objective: long-term capital appreciation.         IDS Life, investment manager;
               Variable Portfolio -  S&P 500   Invests primarily in securities that are           AEFC, investment adviser.
               Index Fund                      expected to provide investment results that
                                               correspond to the performance of the S&P 500
                                               Index.
-------------- ------------------------------- -------------------------------------------------- ----------------------------------

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 17

------------- -------------------------------- ------------------------------------------------- -----------------------------------
SUBACCOUNT    INVESTING IN                     INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER OR MANAGER
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FSM           AXP-Registered Trademark-        Objective: long-term capital growth. Invests      IDS Life, investment manager;
              Variable Portfolio - Small Cap   primarily in equity stocks of small companies     AEFC, investment adviser; Kenwood
              Advantage Fund                   that are often included in the S&P SmallCap 600   Capital Management LLC,
                                               Index or the Russell 2000 Index.                  sub-investment adviser.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FSA           AXP-Registered Trademark-        Objective: capital appreciation. Invests          IDS Life, investment manager;
              Variable Portfolio - Strategy    primarily in common stocks of small- and          AEFC, investment adviser.
              Aggressive Fund                  medium-size companies.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FCA           AIM V.I. Capital  Appreciation   Objective: growth of capital. Invests             A I M Advisors, Inc.
              Fund                             principally in common stocks of companies
                                               likely to benefit from new or innovative
                                               products, services or processes as well as those
                                               with above-average growth and excellent
                                               prospects for future growth.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FCD           AIM V.I. Capital  Development    Objective: long term growth of capital. Invests   A I M Advisors, Inc.
              Fund                             primarily in securities (including common
                                               stocks, convertible securities and bonds) of
                                               small- and medium-sized companies.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FGI           AIM V.I. Growth and  Income      Objective: growth of capital with current         A I M Advisors Inc.
              Fund                             income a secondary objective. Invests at least
                                               65% of its net assets in established companies
                                               that have long-term above-average growth in
                                               earnings and dividends and growth companies that
                                               are believed to have the potential for
                                               above-average growth in earnings and dividends.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FIR           American Century  VP             Objective: long term capital growth. Invests      American Century Investment
              International                    primarily in stocks of growing foreign            Management, Inc.
                                               companies.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FVL           American Century  VP Value       Objective: long-term capital growth, with         American Century Investment
                                               income as a secondary objective. Invests          Management, Inc.
                                               primarily in stocks of companies that
                                               management believes to be undervalued at the
                                               time of purchase.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FSB           Calvert Variable Series, Inc.    Objective: income and capital growth. Invests     Calvert Asset Management Company,
              Social Balanced Portfolio        primarily in stocks, bonds and money market       Inc. (CAMCO), investment adviser.
                                               instruments which offer income and capital        NCM Capital Management Group,
                                               growth opportunity and which satisfy the          Inc. is the investment subadviser.
                                               investment and social criteria.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FEG           Credit Suisse Warburg Pincus     Objective: maximum capital appreciation.          Credit Suisse Asset  Management,
              Trust - Emerging Growth          Invests primarily in U.S. equity securities of
              LLC Portfolio (previously        small or emerging-growth companies with growth
              Warburg Pincus Trust - Emerging  characteristics such as positive earnings and
              Growth Portfolio)                potential for accelerated growth.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FSC           Credit Suisse Warburg Pincus     Objective: capital growth. Invests in equity      Credit Suisse Asset  Management,
              Trust - Small Company Growth     securities of small U.S. companies which are      LLC
              Portfolio (previously Warburg    developing or older in a growth stage or are
              Pincus Trust - Small Company     providing products or services with a high unit
              Growth Portfolio)                volume growth rate.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FGC           Fidelity VIP III Growth &        Objective: high total return through a            Fidelity Management & Research
              Income Portfolio  (Service       combination of current income and capital         Company (FMR), investment
              Class)                           appreciation. Invests primarily in common         manager; FMR U.K. and FMR  Far
                                               stocks with a focus on those that pay current     East, sub-investment advisers.
                                               dividends and show potential for capital
                                               appreciation.
------------- -------------------------------- ------------------------------------------------- -----------------------------------

--------------------------------------------------------------------------------
18  AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

------------- -------------------------------- ------------------------------------------------- -----------------------------------
SUBACCOUNT    INVESTING IN                     INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER OR MANAGER
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FMP           Fidelity VIP III Mid Cap         Objective: long-term growth of capital. Invests   FMR, investment manager;  FMR
              Portfolio (Service Class)        primarily in medium market capitalization         U.K. and FMR Far East,
                                               common stocks.                                    sub-investment advisers.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FOS           Fidelity VIP Overseas            Objective: long-term growth of capital. Invests   FMR, investment manager;  FMR
              Portfolio (Service Class)        primarily in common stocks of foreign             U.K., FMR Far East, Fidelity
                                               securities.                                       International Investment Advisors
                                                                                                 (FIIA) and FIIA U.K.,
                                                                                                 sub-investment advisers.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FRE           FTVIPT Franklin Real Estate      Objective: capital appreciation with a            Franklin Advisers, Inc.
              Fund - Class 2                   secondary goal to earn current income. Invests
                                               primarily in equity securities of companies
                                               operating in the real estate industry, primarily
                                               equity real estate investment trusts (REITS).
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FSV           FTVIPT Franklin Value            Objective: long-term total return. Invests        Franklin Advisory Services, LLC
              Securities Fund - Class 2        primarily in equity securities of companies the
                                               manager believes are selling substantially below
                                               the underlying value of their assets or their
                                               private market value.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FIF           FTVIPT Templeton International   Objective: long-term capital growth. Invests      Templeton Investment  Counsel, LLC
              Securities  Fund - Class 2       primarily in equity securities of companies
                                               located outside the United States, including
                                               those in emerging markets.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FIS           FTVIPT Templeton International   Objective: long-term capital appreciation.        Templeton Investment  Counsel, LLC
              Smaller Companies Fund - Class   Invests primarily in equity securities of
              2                                smaller companies located outside the U.S.,
                                               including those in emerging markets.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FSE           Goldman Sachs VIT CORE-SM-       Objective: seeks long-term growth of capital.     Goldman Sachs Asset Management
              Small Cap Equity Fund            Invests primarily in a broadly diversified
                                               portfolio of equity securities of U.S. issuers
                                               which are included in the Russell 2000 Index at
                                               the time of investment.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FUE           Goldman Sachs VIT CORE-SM-       Objective: seeks long-term growth of capital      Goldman Sachs Asset Management
              U.S. Equity Fund                 and dividend income. Invests primarily in a
                                               broadly diversified portfolio of large-cap and
                                               blue chip equity securities representing all
                                               major sectors of the U.S. economy.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FMC           Goldman Sachs VIT Mid Cap        Objective: seeks long-term capital                Goldman Sachs Asset Management
              Value Fund                       appreciation. Invests primarily in
                                               mid-capitalization companies within the range of
                                               the market capitalization of companies
                                               constituting the Russell Midcap Value Index at
                                               the time of investment.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FAG           Janus Aspen Series Aggressive    Objective: long-term growth of capital.           Janus Capital
              Growth Portfolio:  Service       Non-diversified mutual fund that invests
              Shares                           primarily in common stocks selected for their
                                               growth potential and normally invests at least
                                               50% of its equity assets in medium-sized
                                               companies.
------------- -------------------------------- ------------------------------------------------- -----------------------------------


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 19

------------- -------------------------------- ------------------------------------------------- -----------------------------------
SUBACCOUNT    INVESTING IN                     INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER OR MANAGER
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FGT           Janus Aspen Series Global        Objective: long-term growth of capital.           Janus Capital
              Technology Portfolio:  Service   Non-diversified mutual fund that invests
              Shares                           primarily in equity securities of U.S. and
                                               foreign companies selected for their growth
                                               potential. Normally invests at least 65% of
                                               total assets in securities of companies that the
                                               portfolio manager believes will benefit
                                               significantly from advancements or improvements
                                               in technology.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FIG           Janus Aspen Series               Objective: long-term growth of capital. Invests   Janus Capital
              International Growth             at least 65% of its total assets in securities
              Portfolio: Service Shares        of issuers from at least five different
                                               countries, excluding the U.S. It may at times
                                               invest all of its assets in fewer than five
                                               countries or even a single country.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FIP           Lazard Retirement                Objective: long-term capital appreciation.        Lazard Asset Management
              International Equity Portfolio   Invests primarily in equity securities,
                                               principally common stocks, of relatively large
                                               non-U.S. companies with market capitalizations
                                               in the range of the Morgan Stanley Capital
                                               International (MSCI) Europe, Australia and Far
                                               East (EAFE-Registered Trademark-) that the
                                               Investment Manager believes are undervalued
                                               based on their earnings, cash flow or asset
                                               values.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FGW           MFS-Registered Trademark-        Objective: long-term growth of capital and        MFS Investment
              Investors Growth Stock Series    future income. Invests at least 80% of its        Management-Registered Trademark-
              - Service Class (previously      total assets in common stocks and related
              MFS-Registered Trademark-        securities of companies which MFS believes
              Growth Series)                   offer better than average prospects for
                                               long-term growth.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FDS           MFS-Registered Trademark- New    Objective: capital appreciation. Invests          MFS Investment
              Discovery Series - Service       primarily in equity securities of emerging        Management-Registered Trademark-
              Class                            growth companies.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FPH           Putnam VT High Yield Fund -      Objective: seeks high current income. Capital     Putnam Investment  Management, LLC
              Class IB Shares                  growth is a secondary goal when consistent with
                                               achieving high current income. Invests mainly
                                               in U.S. corporate bonds rated below
                                               investment-grade (junk bonds) and that have
                                               intermediate to longer-term maturities (three
                                               years or longer).
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FIN           Putnam VT International  New     Objective: long-term capital appreciation by      Putnam Investment  Management, LLC
              Opportunities Fund -  Class IB   investing in companies outside the U.S. that
              Shares                           Putnam Investment Management,
                                               LLC (Putnam Management) believes are fast
                                               growing and who earnings are likely to increase
                                               over time.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FNO           Putnam VT New Opportunities      Objective: long term capital appreciation.        Putnam Investment  Management, LLC
              Fund - Class IA Shares           Invests mainly in common stocks of U.S.
                                               companies within sectors that Putnam Management
                                               believes possesses high growth potential.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FVS           Putnam VT Vista Fund -  Class    Objective: capital appreciation. Invests mainly   Putnam Investment  Management, LLP
              IB Shares                        in common stocks of mid-sized U.S. companies
                                               with a focus on growth stocks.
------------- -------------------------------- ------------------------------------------------- -----------------------------------

--------------------------------------------------------------------------------
20  AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

------------- -------------------------------- ------------------------------------------------- -----------------------------------
SUBACCOUNT    INVESTING IN                     INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER OR MANAGER
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FMI           Royce Micro-Cap Portfolio        Objective: long-term growth of capital. Invests   Royce & Associates, Inc.
                                               primarily in a broadly diversified portfolio of
                                               equity securities issued by micro-cap companies
                                               (companies with stock market capitalizations
                                               below $300 million).
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FVA           Third Avenue Value Portfolio     Objective: long-term capital appreciation.        EQSF Advisers, Inc.
                                               Invests primarily in common stocks of
                                               well-financed, well-managed companies at a
                                               substantial discount to what the Adviser
                                               believes is their true value.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FIC           Wanger International  Small Cap  Objective: long-term growth of capital. Invests   Liberty Wanger Asset Management,
                                               primarily in stocks of small- and medium-size     L.P.
                                               non-U.S. companies with capitalizations of less
                                               than $2 billion.
------------- -------------------------------- ------------------------------------------------- -----------------------------------
FSP           Wanger U.S. Small Cap            Objective: long-term growth of capital. Invests   Liberty Wanger Asset Management,
                                               primarily in stocks of small- and medium-size     L.P.
                                               U.S. companies with capitalizations of less
                                               than $2 billion.
------------- -------------------------------- ------------------------------------------------- -----------------------------------

FUND OBJECTIVES



A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund will have its own operating results, and those results may differ significantly from those of the different retail mutual fund.


The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable life insurance policies. Some funds also are available to serve as investment options for variable annuities and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

DIVERSIFICATION: The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

RATES OF RETURN OF THE FUNDS AND SUBACCOUNTS

This section presents rates of return first for the funds, and then for the corresponding subaccounts. Rates of return are different in the two cases because those of the subaccounts reflect additional charges. All charges and expenses mentioned in the section are explained fully under "Loads, Fees and Charges."


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 21

RATES OF RETURN OF THE FUNDS: In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund charges (including the investment management fees and nonadvisory expenses) for the periods indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been lower. Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING DEC. 31, 2000

                                                                                                                  10 YEARS OR SINCE
FUND                                                                         1 YEAR         3 YEARS       5 YEARS    COMMENCEMENT
 IDS Life Series Fund, Inc. -

    Equity Portfolio (1/86)(1)                                               (24.67%)        14.11%        16.63%       19.79%

    Equity Income Portfolio (6/99)(1)                                          0.37             --            --        (1.26)

    Government Securities Portfolio (1/86)(1)                                 12.09           6.00          5.59         7.46

    Income Portfolio (1/86)(1)                                                 6.72           4.18          4.80         7.84

    International Equity Portfolio (10/94)(1)                                (24.08)          8.13         10.70        14.29

    Managed Portfolio (1/86)(1)                                              (13.89)          7.08         10.64        13.25

    Money Market Portfolio (1/86)(1)

    (6.13% Simple, 6.31% Compound)(2)                                          6.00           5.26          5.16         4.62

 AXP-Registered Trademark- Variable Portfolio -

    Blue Chip Advantage Fund (9/99)(1)                                       (10.48)           --            --          1.25

    Bond Fund (10/81)(1)                                                       5.41           2.86          4.59         8.15

    Capital Resource Fund (10/81)(1)                                         (17.46)          8.23         11.13        13.23

    Cash Management Fund (10/81)(1)

    (5.97% Simple, 6.15% Compound)(2)                                          5.83           5.23          5.18         4.69

    Diversified Equity Income Fund (9/99)(1)                                  (0.78)            --            --         3.03

    Emerging Markets Fund (5/00)(1)                                              --             --            --       (26.55)(3)

    Extra Income Fund (5/96)(1)                                               (9.31)         (2.71)           --         2.15

    Federal Income Fund (9/99)(1)                                              8.47             --            --         6.86

    Global Bond Fund (5/96)(1)                                                 3.24           2.17            --         3.90

    Growth Fund (9/99)(1)                                                    (19.30)            --            --        (2.28)

    International Fund (1/92)(1)                                             (24.93)          8.18          7.24         8.25

    Managed Fund (4/86)(1)                                                    (2.31)          9.12         12.52        12.85

    New Dimensions Fund-Registered Trademark- (5/96)(1)                       (9.08)         15.58            --        17.75

    S&P 500 Index Fund (5/00)(1)                                                 --             --            --        (9.84)(3)

    Small Cap Advantage Fund (9/99)(1)                                         4.16             --            --        13.69

    Strategy Aggressive Fund (1/92)(1)                                       (19.04)         12.42         13.17        12.31

 AIM V.I

    Capital Appreciation Fund (5/93)(1)                                      (10.91)         15.41         15.45        17.37

    Capital Development Fund (5/98)(1)                                         9.25             --            --        10.48

    Growth and Income Fund (5/94)(1)                                         (14.56)         13.56         17.17        17.66

 American Century VP

    International (5/94)(1)                                                  (16.83)         17.49         17.07        13.64

    Value (5/96)(1)                                                           18.14           7.09            --        12.59

 Calvert Variable Series, Inc.

    Social Balanced Portfolio (9/86)(1)                                       (3.13)          8.12         11.32        11.24

 Credit Suisse Warburg Pincus Trust

    Emerging Growth Portfolio(1) (previously Warburg Pincus Trust -
    Emerging Growth Portfolio) (9/99)                                         (1.53)            --                      22.24

    Small Company Growth Portfolio (6/95)(1)

    (previously Warburg Pincus Trust -  Small Company Growth Portfolio)      (18.11)         10.39         12.12        15.54

 Fidelity VIP

    III Growth & Income Portfolio (Service Class) (12/96)(1)                  (3.69)            --            --        14.98

    III Mid Cap Portfolio (Service Class) (12/98)(1)                          33.54          10.73            --        42.92

    Overseas Portfolio (Service Class) (1/87)(1)                             (19.18)          9.07         10.37         9.24


--------------------------------------------------------------------------------
22  AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

                                                                                                                  10 YEARS OR SINCE
FUND                                                                          1 YEAR       3 YEARS      5 YEARS    COMMENCEMENT
 FTVIPT

    Franklin Real Estate Fund - Class 2 (1/89)(1),(4)                          31.59%        0.83%       10.44%         13.47%

    Franklin Value Securities Fund - Class 2 (5/98)(1),(4)                     25.02           --           --          (0.47)

    Templeton International Securities Fund - Class 2 (5/92)(1),(5)            (2.38)        9.48        13.11          13.06

    Templeton International Smaller Companies Fund - Class 2 (5/96)(1),(4)     (1.24)        2.39           --           3.79

 Goldman Sachs VIT

    CORE-SM- Small Cap Equity Fund (2/98)(1),(6)                                1.75           --           --           2.86

    CORE-SM- U.S. Equity Fund (2/98)(1),(6)                                    (9.59)          --           --           9.20

    Mid Cap Value Fund (5/98)(1)                                               30.97           --           --           4.41

 Janus Aspen Series

    Aggressive Growth Portfolio: Service Shares (9/93)(1),(7)                 (31.78)       26.89        19.89          22.16

    Global Technology Portfolio: Service Shares (1/00)(1),(7)                     --           --           --         (34.11)(3)

    International Growth Portfolio: Service Shares (5/94)(1),(7)              (16.14)       20.73        23.00          20.32

 Lazard Retirement Series

    International Equity Portfolio (9/98)(1)                                   (9.62)                                    9.36

 MFS-Registered Trademark-

    Investors Growth Stock Series - Service Class
    (previously MFS-Registered Trademark- Growth Series)(5/99)(1),(8)          (6.24)          --           --          17.77

    New Discovery Series - Service Class (5/98)(1),(8)                         (2.05)          --           --          22.96

 Putnam Variable Trust

    Putnam VT High Yield Fund- Class IB Shares (2/88)(1),(9)                   (8.51)       (3.07)        3.22          10.87

    Putnam VT International New Opportunities Fund -
    Class IB Shares (1/97)(1),(9)                                             (38.67)       12.83           --           9.42

    Putnam VT New Opportunities Fund - Class IA Shares (5/94)(1)              (26.09)       15.90        16.16          19.68

    Putnam VT Vista Fund - Class IB Shares (1/97)(1),(9)                       (4.09)       20.47           --          21.17

 Royce

    Micro-Cap Portfolio (12/96)(1)                                             18.55        16.49           --          17.65

 Third Avenue

    Value Portfolio (9/99)(1)                                                  40.52           --           --          52.32

 Wanger

    International Small Cap (5/95)(1)                                         (27.84)       23.86        19.84          23.62

    U.S. Small Cap (5/95)(1)                                                   (8.16)        7.67        18.82          19.32

(1) (Commencement date of the fund.)

(2) The 7-day yield shown here in parentheses, more closely reflects the current earnings of the fund than the total return quotations.

(3) Cumulative return (not annualized) since commencement date of the fund.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(5) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(6) CORE-SM- is a service mark of Goldman, Sachs & Co.

(7) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(8) Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(9) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 23

RATES OF RETURN OF SUBACCOUNTS

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show performance from the commencement date of the funds as if the policy existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average annual rates of return in the following tables reflect all fund expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 5% premium expense charge. In the second table the rates of return do not reflect the 5% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been lower.

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2000

                                                                                             PERFORMANCE SINCE
                                                                                       COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN                                                     1 YEAR       5 YEARS    10 YEARS    COMMENCEMENT
            IDS Life Series Fund -

 U            Equity Portfolio (6/87; 1/86)(1)                               (29.08%)      14.41%      18.11%         --%

 FEI          Equity Income Portfolio (6/99; 6/99)(1)                         (5.50)          --          --       (5.34)

 Y            Government Securities
              Portfolio (6/87; 1/86)(1)                                        5.54         3.58        5.95          --

 V            Income Portfolio (6/87; 1/86)(1)                                 0.48         2.80        6.33          --

 IL           International Equity
              Portfolio (10/94; 10/94)(1)                                    (28.52)        8.63          --       12.33

 X            Managed Portfolio (6/87; 1/86)(1)                              (18.92)        8.53       11.66          --

 W            Money Market Portfolio (6/87; 1/86)(1)
              (6.13% Simple, 6.31% Compound)(2)                               (0.21)        3.15        3.17          --

            AXP-Registered Trademark- Variable Portfolio -

 FBC          Blue Chip Advantage Fund (5/00; 9/99)(1)                           --           --          --      (15.20)(3)

 FBD          Bond Fund (5/00; 10/81)(1)                                         --           --          --        2.02(3)

 FCR          Capital Resource Fund (5/00; 10/81)(1)                             --           --          --      (19.23)(3)

 FCM          Cash Management Fund (5/00; 10/81)(1)
              (5.97% Simple, 6.15% Compound)(2)                                  --           --          --       (1.96)(3)

 FDE          Diversified Equity Income Fund (5/00; 9/99)(1)                     --           --          --       (6.28)(3)

 FEM          Emerging Markets Fund (5/00; 5/00)(1)                              --           --          --      (26.34)(3)

 FEX          Extra Income Fund (5/00; 5/96)(1)                                  --           --          --      (11.95)(3)

 FFI          Federal Income Fund (5/00; 9/99)(1)                                --           --          --        1.94(3)

 FGB          Global Bond Fund (5/00; 5/96)(1)                                   --           --          --        1.72(3)

 FGR          Growth Fund (5/00; 9/99)(1)                                        --           --          --      (26.83)(3)

 FIE          International Fund (5/00; 1/92)(1)                                 --           --          --      (18.35)(3)

 FMF          Managed Fund (5/00; 4/86)(1)                                       --           --          --       (8.86)(3)

 FND          New Dimensions Fund-Registered Trademark- (11/99; 5/96)(1)     (14.40)          --          --       (0.52)

 FIV          S&P 500 Index Fund (5/00; 5/00)(1)                                 --           --          --      (13.90)(3)

 FSM          Small Cap Advantage Fund (5/00; 9/99)(1)                           --           --          --       (5.36)(3)

 FSA          Strategy Aggressive Fund (5/00; 1/92)(1)                           --           --          --      (17.63)(3)

            AIM V.I

 FCA          Capital Appreciation Fund (5/00; 5/93)(1)                          --           --          --       (16.68)(3)

 FCD          Capital Development Fund (5/00; 5/98)(1)                           --           --          --       (4.79)(3)

 FGI          Growth and Income Fund (11/96; 5/94)(1)                        (19.55)          --          --       13.63

            American Century VP

 FIR          International (5/00; 5/94)(1)                                      --           --          --       (13.87)(3)

 FVL          Value (5/99; 5/96)(1)                                           11.24           --          --       (1.09)

                                                                                             PERFORMANCE SINCE
                                                                                          COMMENCEMENT OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN                                                     1 YEAR       5 YEARS    10 YEARS    COMMENCEMENT
            IDS Life Series Fund -

 U            Equity Portfolio (6/87; 1/86)(1)                               (29.08%)      14.41%      18.11%         --%

 FEI          Equity Income Portfolio (6/99; 6/99)(1)                         (5.50)          --          --       (5.34)

 Y            Government Securities
              Portfolio (6/87; 1/86)(1)                                        5.54         3.58        5.95          --

 V            Income Portfolio (6/87; 1/86)(1)                                 0.48         2.80        6.33          --

 IL           International Equity
              Portfolio (10/94; 10/94)(1)                                    (28.52)        8.63          --       12.33

 X            Managed Portfolio (6/87; 1/86)(1)                              (18.92)        8.53       11.66          --

 W            Money Market Portfolio (6/87; 1/86)(1)
              (6.13% Simple, 6.31% Compound)(2)                               (0.21)        3.15        3.17          --

            AXP-Registered Trademark- Variable Portfolio -

 FBC          Blue Chip Advantage Fund (5/00; 9/99)(1)                       (15.72)          --          --       (3.55)

 FBD          Bond Fund (5/00; 10/81)(1)                                      (0.71)        2.86        6.79          --

 FCR          Capital Resource Fund (5/00; 10/81)(1)                         (22.29)        9.02       11.65          --

 FCM          Cash Management Fund (5/00; 10/81)(1)
              (5.97% Simple, 6.15% Compound)(2)                               (0.32)        3.19        3.15          --

 FDE          Diversified Equity Income Fund (5/00; 9/99)(1)                  (6.59)          --          --       (1.86)

 FEM          Emerging Markets Fund (5/00; 5/00)(1)                              --           --          --      (30.63)(4)

 FEX          Extra Income Fund (5/00; 5/96)(1)                              (14.63)          --          --        0.12

 FFI          Federal Income Fund (5/00; 9/99)(1)                              2.13           --          --        1.85

 FGB          Global Bond Fund (5/00; 5/96)(1)                                (2.79)          --          --        1.84

 FGR          Growth Fund (5/00; 9/99)(1)                                    (24.02)          --          --       (6.92)

 FIE          International Fund (5/00; 1/92)(1)                             (29.32)        5.29          --        6.72

 FMF          Managed Fund (5/00; 4/86)(1)                                    (8.01)       10.53       11.33          --

 FND          New Dimensions Fund-Registered Trademark- (11/99; 5/96)(1)     (14.40)          --          --       15.42

 FIV          S&P 500 Index Fund (5/00; 5/00)(1)                                 --           --          --      (14.85)(4)

 FSM          Small Cap Advantage Fund (5/00; 9/99)(1)                        (1.92)          --          --        8.30

 FSA          Strategy Aggressive Fund (5/00; 1/92)(1)                       (23.77)       11.06          --       10.69

            AIM V.I

 FCA          Capital Appreciation Fund (5/00; 5/93)(1)                      (16.13)       13.26          --       15.54

 FCD          Capital Development Fund (5/00; 5/98)(1)                         2.91           --          --        7.40

 FGI          Growth and Income Fund (11/96; 5/94)(1)                         (19.55)      14.94          --       15.70

            American Century VP

 FIR          International (5/00; 5/94)(1)                                  (21.69)       12.88          --       10.32

 FVL          Value (5/99; 5/96)(1)                                           11.24           --          --       10.36


--------------------------------------------------------------------------------
24  AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2000 (CONTINUED)

                                                                                             PERFORMANCE SINCE
                                                                                       COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN                                                     1 YEAR       5 YEARS    10 YEARS    COMMENCEMENT
            Calvert Variable Series, Inc.

 FSB          Social Balanced Portfolio (5/00; 9/86)(1)                          --%          --%         --%      (7.78%)(3)

            Credit Suisse Warburg Pincus Trust

 FEG          Emerging Growth Portfolio (5/00; 9/99)(1)
              (previously Warburg Pincus Trust -
              Emerging Growth Portfolio)                                         --           --          --       (6.98)(3)

 FSC          Small Company
              Growth Portfolio (5/99; 6/95)(1)
              (previously Warburg Pincus Trust -
              Small Company Growth Portfolio)                                (22.90)          --          --       18.66

            Fidelity VIP

 FGC          III Growth & Income Portfolio
              (Service Class) (5/00; 12/96)(1)                                   --           --          --       (5.84)(3)

 FMP          III Mid Cap Portfolio
              (Service Class) (5/00; 12/98)(1)                                   --           --          --       11.83(3)

 FOS          Overseas Portfolio
              (Service Class) (5/00; 1/87)(1)                                    --           --          --      (16.17)(3)

            FTVIPT

 FRE          Franklin Real Estate Fund -
              Class 2 (5/00; 1/89)(1),(5)                                        --           --          --        9.99(3)

 FSV          Franklin Value Securities Fund -
              Class 2 (5/00; 5/98)(1),(5)                                        --           --          --        7.87(3)

 FIF          Templeton International Securities Fund -
              Class 2 (5/99; 5/92)(1),(6)   (8.08)                               --                       --        1.58

 FIS          Templeton International Smaller
              Companies Fund - Class 2 (5/00; 5/96)(1),(5)                       --           --          --       (7.26)(3)

            Goldman Sachs VIT

 FSE          CORE-SM- Small Cap Equity Fund (5/00; 2/98)(1),(7)                 --           --          --       (3.51)(3)

 FUE          CORE-SM- U.S. Equity Fund (5/00; 2/98)(1),(7)                      --           --          --      (13.88)(3)

 FMC          Mid Cap Value Fund (5/00; 5/98)(1)                                 --           --          --       13.82(3)

            Janus Aspen Series

 FAG          Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(1),(8)                                 --           --          --      (28.60)(3)

 FGT          Global Technology Portfolio:
              Service Shares (5/00; 1/00)(1),(8)                                 --           --          --      (31.67)(3)

 FIG          International Growth Portfolio:
              Service Shares (5/00; 5/94)(1),(8)                                 --           --          --      (20.59)(3)

            Lazard Retirement Series

 FIP          International Equity Portfolio (5/00; 9/98)(1)                     --           --          --       (8.63)(3)

            MFS-Registered Trademark-

 FGW          Investors Growth Stock Series -
              Service Class (previously MFS-Registered Trademark-
              Growth Series) (5/00; 5/99)(1),(9)                                 --           --          --      (12.29)(3)

 FDS          New Discovery Series -
              Service Class (5/00; 5/98)(1)                                      --           --          --       (8.19)(3)

            Putnam Variable Trust

 FPH          Putnam VT High Yield -
              Class IB Shares (5/99; 2/88)(1),(10)                           (13.86)          --          --       (8.86)

                                                                                             PERFORMANCE SINCE
                                                                                          COMMENCEMENT OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN                                                     1 YEAR       5 YEARS    10 YEARS    COMMENCEMENT
            Calvert Variable Series, Inc.

 FSB          Social Balanced Portfolio (5/00; 9/86)(1)                       (8.89%)       9.17%       9.67%         --%

            Credit Suisse Warburg Pincus Trust

 FEG          Emerging Growth Portfolio (5/00; 9/99)(1)
              (previously Warburg Pincus Trust -
              Emerging Growth Portfolio)                                      (7.29)          --          --       16.57

 FSC          Small Company
              Growth Portfolio (5/99; 6/95)(1)
              (previously Warburg Pincus Trust -
              Small Company Growth Portfolio)                                (22.90)        9.98          --       13.46

            Fidelity VIP

 FGC          III Growth & Income Portfolio
              (Service Class) (5/00; 12/96)(1)                                (9.33)          --          --       12.80

 FMP          III Mid Cap Portfolio
              (Service Class) (5/00; 12/98)(1)                                25.88           --          --       38.23

 FOS          Overseas Portfolio
              (Service Class) (5/00; 1/87)(1)                                (23.88)        8.26        7.71          --

            FTVIPT

 FRE          Franklin Real Estate Fund -
              Class 2 (5/00; 1/89)(1),(5)                                     23.89         8.34       11.88          --

 FSV          Franklin Value Securities Fund -
              Class 2 (5/00; 5/98)(1),(5)                                     17.71           --          --       (3.25)

 FIF          Templeton International Securities Fund -
              Class 2 (5/99; 5/92)(1),(6)                                     (8.08)       10.96          --       11.40

 FIS          Templeton International Smaller
              Companies Fund - Class 2 (5/00; 5/96)(1),(5)                    (7.01)          --          --        1.76

            Goldman Sachs VIT

 FSE          CORE-SM- Small Cap Equity Fund (5/00; 2/98)(1),(7)              (4.20)          --          --        0.11

 FUE          CORE-SM- U.S. Equity Fund (5/00; 2/98)(1),(7)                  (14.90)          --          --        6.29

 FMC          Mid Cap Value Fund (5/00; 5/98)(1)                              23.41           --          --        1.47

            Janus Aspen Series

 FAG          Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(1),(8)                             (35.77)       17.62          --       20.24

 FGT          Global Technology Portfolio:
              Service Shares (5/00; 1/00)(1),(8)                                 --           --          --      (37.94)(4)

 FIG          International Growth Portfolio:
              Service Shares (5/00; 5/94)(1),(8)                             (21.05)       20.77          --       18.59

            Lazard Retirement Series

 FIP          International Equity Portfolio (5/00; 9/98)(1)                 (14.88)          --          --        6.06

            MFS-Registered Trademark-

 FGW          Investors Growth Stock Series -
              Service Class (previously MFS-Registered Trademark-
              Growth Series) (5/00; 5/99)(1),(9)                             (11.79)          --          --       13.13

 FDS          New Discovery Series -
              Service Class (5/00; 5/98)(1)                                   (7.83)          --          --       19.50

            Putnam Variable Trust

 FPH          Putnam VT High Yield -
              Class IB Shares (5/99; 2/88)(1),(10)                           (13.86)        1.25        9.32          --


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 25

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2000 (CONTINUED)

                                                                                             PERFORMANCE SINCE
                                                                                       COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN                                                     1 YEAR       5 YEARS    10 YEARS    COMMENCEMENT
            Putnam Variable Trust (cont.)

 FIN          Putnam VT International New Opportunities
              Fund - Class IB Shares (5/00; 1/97)(1),(10)                        --%          --%         --%     (31.60%)(3)

 FNO          Putnam VT New Opportunities Fund -
              Class IA Shares (11/96; 5/94)(1)                               (30.41)          --          --       14.09

 FVS          Putnam VT Vista Fund -
              Class IB Shares (5/00; 1/97)(1),(10)                               --           --          --      (14.00)(3)

            Royce

 FMI          Micro-Cap Portfolio (5/00; 12/96)(1)                               --           --          --        8.97(3)

            Third Avenue

 FVA          Value Portfolio (5/00; 9/99)(1)                                    --           --          --       19.89(3)

            Wanger

 FIC          International Small Cap (5/00; 5/95)(1)                            --           --          --      (29.56)(3)

 FSP          U.S. Small Cap (5/00; 5/95)(1)                                     --           --          --        0.40(3)

                                                                                             PERFORMANCE SINCE
                                                                                          COMMENCEMENT OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN                                                     1 YEAR       5 YEARS    10 YEARS    COMMENCEMENT

            Putnam Variable Trust (cont.)

 FIN          Putnam VT International New Opportunities
              Fund - Class IB Shares (5/00; 1/97)(1),(10)                    (42.25%)         --%         --%       7.04%

 FNO          Putnam VT New Opportunities Fund -
              Class IA Shares (11/96; 5/94)(1)                               (30.41)       13.94          --       17.71

 FVS          Putnam VT Vista Fund -
              Class IB Shares (5/00; 1/97)(1),(10)                            (9.70)          --          --       18.60

            Royce

 FMI          Micro-Cap Portfolio (5/00; 12/96)(1)                            11.62           --          --       15.11

            Third Avenue

 FVA          Value Portfolio (5/00; 9/99)(1)                                 32.29           --           --      32.37

            Wanger

 FIC          International Small Cap (5/00; 5/95)(1)                        (32.16)       17.54          --       21.41

 FSP          U.S. Small Cap (5/00; 5/95)(1)                                 (13.54)       16.53          --       17.38

(1)  (Commencement date of the subaccount; Commencement date of the fund.)

(2) The 7-day yield shown here in parentheses, more closely reflects the current earnings of the fund than the total return quotations.

(3) Cumulative return (not annualized) since commencement date of the subaccount.

(4)  Cumulative return (not annualized) since commencement date of the Fund.

(5) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(6) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(7)  CORE-SM- is a service mark of Goldman, Sachs & Co.

(8) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(9) Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(10) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

--------------------------------------------------------------------------------
26  AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2000

                                                                                             PERFORMANCE SINCE
                                                                                       COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                 SINCE
SUBACCOUNT  INVESTING IN                                             1 YEAR         5 YEARS       10 YEARS    COMMENCEMENT
               IDS Life Series Fund -

U                 Equity Portfolio (6/87; 1/86)(1)                   (25.35%)        15.59%        18.72%            --%

FEI               Equity Income Portfolio (6/99; 6/99)(1)             (0.53)            --            --          (2.14)

Y                 Government Securities

                  Portfolio (6/87; 1/86)(1)                           11.10           4.65          6.50             --

V                 Income Portfolio (6/87; 1/86)(1)                     5.77           3.86          6.88           6.66

IL                International Equity

                  Portfolio (10/94; 10/94)(1)                        (24.76)          9.75            --          13.27

X                 Managed Portfolio (6/87; 1/86)(1)                  (14.66)          9.65         12.23             --

W                 Money Market Portfolio (6/87; 1/86)(1)

                  (6.13% Simple, 6.31% Compound)(2)                    5.04           4.21          3.70             --

               AXP-Registered Trademark- Variable Portfolio -

FBC               Blue Chip Advantage Fund (5/00; 9/99)(1)               --             --            --         (10.73)(3)

FBD               Bond Fund (5/00; 10/81)(1)                             --             --            --           7.39(3)

FCR               Capital Resource Fund (5/00; 10/81)(1)                 --             --            --         (14.97)(3)

FCM               Cash Management Fund (5/00; 10/81)(1)
                  (5.97% Simple, 6.15% Compound)(2)                      --             --            --           3.20(3)

FDE               Diversified Equity Income Fund (5/00; 9/99)(1)         --             --            --          (1.35)(3)

FEM               Emerging Markets Fund (5/00; 5/00)(1)                  --             --            --         (22.46)(3)

FEX               Extra Income Fund (5/00; 5/96)(1)                      --             --            --          (7.31)(3)

FFI               Federal Income Fund (5/00; 9/99)(1)                    --             --            --           7.31(3)

FGB               Global Bond Fund (5/00; 5/96)(1)                       --             --            --           7.08(3)

FGR               Growth Fund (5/00; 9/99)(1)                            --             --            --         (22.97)(3)

FIE               International Fund (5/00; 1/92)(1)                     --             --            --         (14.06)(3)

FMF               Managed Fund (5/00; 4/86)(1)                           --             --            --          (4.07)(3)

FND               New Dimensions Fund-Registered Trademark-
                  (11/99; 5/96)(1)                                    (9.89)            --            --           3.96

FIV               S&P 500 Index Fund (5/00; 5/00)(1)                     --             --            --          (9.37)(3)

FSM               Small Cap Advantage Fund (5/00; 9/99)(1)               --             --            --          (0.38)(3)

FSA               Strategy Aggressive Fund (5/00; 1/92)(1)               --             --            --         (13.30)(3)

               AIM V.I.

FCA               Capital Appreciation Fund (5/00; 5/93)(1)              --             --            --         (12.30)(3)

FCD               Capital Development Fund (5/00; 5/98)(1)               --             --            --           0.22(3)

FGI               Growth and Income Fund (11/96; 5/94)(1)            (15.32)            --            --          15.06

               American Century VP

FIR               International (5/00; 5/94)(1)                          --             --            --          (9.33)(3)

FVL               Value (5/99; 5/96)(1)                               17.09             --            --           2.01

               Calvert Variable Series, Inc.

FSB               Social Balanced Portfolio (5/00; 9/86)(1)              --             --            --          (2.92)(3)

               Credit Suisse Warburg Pincus Trust

FEG               Emerging Growth Portfolio (5/00; 9/99)(1)
                  (previously Warburg Pincus Trust -
                  Emerging Growth Portfolio)                             --             --            --          (2.08)(3)

FSC               Small Company Growth
                  Portfolio (5/99; 6/95)(1)
                  (previously Warburg Pincus Trust -
                  Small Company Growth Portfolio)                    (18.84)            --            --          22.37

                                                                                     PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE FUND
                                                                                                            SINCE
SUBACCOUNT  INVESTING IN                                             1 YEAR       5 YEARS    10 YEARS    COMMENCEMENT
               IDS Life Series Fund -

U                 Equity Portfolio (6/87; 1/86)(1)                   (25.35%)       15.59%         18.72%           --%

FEI               Equity Income Portfolio (6/99; 6/99)(1)             (0.53)           --             --         (2.14)

Y                 Government Securities

                  Portfolio (6/87; 1/86)(1)                           11.10          4.65           6.50            --

V                 Income Portfolio (6/87; 1/86)(1)                     5.77          3.86           6.88            --

IL                International Equity

                  Portfolio (10/94; 10/94)(1)                        (24.76)         9.75             --         13.27

X                 Managed Portfolio (6/87; 1/86)(1)                  (14.66)         9.65          12.23            --

W                 Money Market Portfolio (6/87; 1/86)(1)

                  (6.13% Simple, 6.31% Compound)(2)                    5.04          4.21           3.70            --

               AXP-Registered Trademark- Variable Portfolio -

FBC               Blue Chip Advantage Fund (5/00; 9/99)(1)           (11.28)           --             --          0.35

FBD               Bond Fund (5/00; 10/81)(1)                           4.51          3.92           7.33            --

FCR               Capital Resource Fund (5/00; 10/81)(1)             (18.20)        10.14          12.22            --

FCM               Cash Management Fund (5/00; 10/81)(1)
                  (5.97% Simple, 6.15% Compound)(2)                    4.93          4.25           3.68            --

FDE               Diversified Equity Income Fund (5/00; 9/99)(1)      (1.67)           --             --          2.11

FEM               Emerging Markets Fund (5/00; 5/00)(1)                  --            --             --        (26.98)(4)

FEX               Extra Income Fund (5/00; 5/96)(1)                  (10.14)           --             --          1.23

FFI               Federal Income Fund (5/00; 9/99)(1)                  7.51            --             --          5.97

FGB               Global Bond Fund (5/00; 5/96)(1)                     2.33            --             --          2.97

FGR               Growth Fund (5/00; 9/99)(1)                        (20.02)           --             --         (3.15)

FIE               International Fund (5/00; 1/92)(1)                 (25.60)         6.38             --          7.33

FMF               Managed Fund (5/00; 4/86)(1)                        (3.17)        11.67          11.90            --

FND               New Dimensions Fund-Registered Trademark-
                  (11/99; 5/96)(1)                                    (9.89)           --             --         16.70

FIV               S&P 500 Index Fund (5/00; 5/00)(1)                     --            --             --        (10.37)(4)

FSM               Small Cap Advantage Fund (5/00; 9/99)(1)             3.24            --             --         12.68

FSA               Strategy Aggressive Fund (5/00; 1/92)(1)           (19.76)        12.20             --         11.33

               AIM V.I.

FCA               Capital Appreciation Fund (5/00; 5/93)(1)          (11.71)        14.43             --         16.32

FCD               Capital Development Fund (5/00; 5/98)(1)             8.33            --             --          9.48

FGI               Growth and Income Fund (11/96; 5/94)(1)            (15.32)        16.12             --         16.60

               American Century VP

FIR               International (5/00; 5/94)(1)                      (17.57)        14.05             --         11.17

FVL               Value (5/99; 5/96)(1)                               17.09            --             --         11.57

               Calvert Variable Series, Inc.

FSB               Social Balanced Portfolio (5/00; 9/86)(1)           (4.09)        10.30          10.23            --

               Credit Suisse Warburg Pincus Trust

FEG               Emerging Growth Portfolio (5/00; 9/99)(1)
                  (previously Warburg Pincus Trust -
                  Emerging Growth Portfolio)                          (2.41)           --             --         21.26

FSC               Small Company Growth
                  Portfolio (5/99; 6/95)(1)
                  (previously Warburg Pincus Trust -
                  Small Company Growth Portfolio)                    (18.84)        11.12             --         14.53

--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 27

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2000 (CONTINUED)

                                                                                       PERFORMANCE SINCE
                                                                                 COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN                                              1 YEAR         5 YEARS       10 YEARS    COMMENCEMENT
               Fidelity VIP

FGC               III Growth & Income Portfolio
                  (Service Class) (5/00; 12/96)(1)                       --%            --%           --%         (0.89%)(3)

FMP               III Mid Cap Portfolio
                  (Service Class) (5/00; 12/98)(1)                       --             --            --          17.72(3)

FOS               Overseas Portfolio
                  (Service Class) (5/00; 1/87)(1)                        --             --            --         (11.76)(3)

               FTVIPT

FRE               Franklin Real Estate Fund -
                  Class 2 (5/00; 1/89)(1),(5)                            --             --            --          15.78(3)

FSV               Franklin Value Securities Fund -
                  Class 2 (5/00; 5/98)(1),(5)                            --             --            --          13.55(3)

FIF               Templeton International Securities Fund -
                  Class 2 (5/99; 5/92)(1),(6)                         (3.25)            --            --           4.76

FIS               Templeton International Smaller
                  Companies Fund - Class 2 (5/00; 5/96)(1),(5)           --             --            --          (2.38)(3)

               Goldman Sachs VIT

FSE               CORE-SM- Small Cap Equity Fund (5/00; 2/98)(1),(7)     --             --            --           1.56(3)

FUE               CORE-SM- U.S. Equity Fund (5/00; 2/98)(1),(7)          --             --            --          (9.34)(3)

FMC               Mid Cap Value Fund (5/00; 5/98)(1)                     --             --            --          19.81(3)

               Janus Aspen Series

FAG               Aggressive Growth Portfolio:
                  Service Shares (5/00; 9/93)(1),(8)                     --             --            --         (24.84)(3)

FGT               Global Technology Portfolio:
                  Service Shares (5/00; 1/00)(1),(8)                     --             --            --         (28.08)(3)

FIG               International Growth Portfolio:
                  Service Shares (5/00; 5/94)(1),(8)                     --             --            --         (16.41)(3)

               Lazard Retirement Series

FIP               International Equity Portfolio (5/00; 9/98)(1)         --             --            --          (3.82)(3)

               MFS-Registered Trademark-

FGW               Investors Growth Stock Series -
                  Service Class (previously MFS-Registered Trademark-
                  Growth Series) (5/00; 5/99)(1),(9)                     --             --            --          (7.67)(3)

FDS               New Discovery Series -
                  Service Class (5/00; 5/98)(1),(9)                      --             --            --          (3.36)(3)

               Putnam Variable Trust

FPH               Putnam VT High Yield -
                  Class IB Shares (5/99; 2/88)(1),(10)                (9.33)            --            --          (6.00)

FIN               Putnam VT International New Opportunities
                  Fund - Class IB Shares (5/00; 1/97)(1),(10)            --             --            --         (28.00)(3)

FNO               Putnam VT New Opportunities Fund -
                  Class IA Shares (11/96; 5/94)(1)                   (26.75)            --            --          15.52

FVS               Putnam VT Vista Fund -
                  Class IB Shares (5/00; 1/97)(1),(10)                   --             --            --          (9.47)(3)

                                                                                      PERFORMANCE SINCE
                                                                                   COMMENCEMENT OF THE FUND
                                                                                                             SINCE
SUBACCOUNT  INVESTING IN                                              1 YEAR       5 YEARS    10 YEARS    COMMENCEMENT
               Fidelity VIP

FGC               III Growth & Income Portfolio
                  (Service Class) (5/00; 12/96)(1)                    (4.56%)           --%           --%         14.25%

FMP               III Mid Cap Portfolio
                  (Service Class) (5/00; 12/98)(1)                    32.50             --            --          41.80

FOS               Overseas Portfolio
                  (Service Class) (5/00; 1/87)(1)                    (19.88)          9.38          8.27             --

               FTVIPT

FRE               Franklin Real Estate Fund -
                  Class 2 (5/00; 1/89)(1),(5)                         30.41           9.46         12.46             --

FSV               Franklin Value Securities Fund -
                  Class 2 (5/00; 5/98)(1),(5)                         23.90             --            --          (1.37)

FIF               Templeton International Securities Fund -
                  Class 2 (5/99; 5/92)(1),(6)                         (3.25)         12.10            --          12.06

FIS               Templeton International Smaller
                  Companies Fund - Class 2 (5/00; 5/96)(1),(5)        (2.12)            --            --           2.88

               Goldman Sachs VIT

FSE               CORE-SM- Small Cap Equity Fund (5/00; 2/98)(1),(7)   0.84             --            --           1.91

FUE               CORE-SM- U.S. Equity Fund (5/00; 2/98)(1),(7)      (10.42)            --            --           8.20

FMC               Mid Cap Value Fund (5/00; 5/98)(1)                  29.91             --            --           3.44

               Janus Aspen Series

FAG               Aggressive Growth Portfolio:
                  Service Shares (5/00; 9/93)(1),(8)                 (32.39)         18.83            --          21.08

FGT               Global Technology Portfolio:
                  Service Shares (5/00; 1/00)(1),(8)                     --             --            --         (34.68)(4)

FIG               International Growth Portfolio:
                  Service Shares (5/00; 5/94)(1),(8)                 (16.89)         22.02            --          19.50

               Lazard Retirement Series

FIP               International Equity Portfolio (5/00; 9/98)(1)     (10.40)            --            --           8.42

               MFS-Registered Trademark-

FGW               Investors Growth Stock Series -
                  Service Class (previously MFS-Registered Trademark-
                  Growth Series) (5/00; 5/99)(1),(9)                  (7.15)            --            --          16.67

FDS               New Discovery Series -
                  Service Class (5/00; 5/98)(1),(9)                   (2.98)            --            --          21.82

               Putnam Variable Trust

FPH               Putnam VT High Yield -
                  Class IB Shares (5/99; 2/88)(1),(10)                (9.33)          2.29          9.88             --

FIN               Putnam VT International New Opportunities
                  Fund - Class IB Shares (5/00; 1/97)(1),(10)        (39.21)            --            --           8.43

FNO               Putnam VT New Opportunities Fund -
                  Class IA Shares (11/96; 5/94)(1)                   (26.75)         15.12            --          18.62

FVS               Putnam VT Vista Fund -
                  Class IB Shares (5/00; 1/97)(1),(10)                (4.94)            --            --          20.13

--------------------------------------------------------------------------------
28  AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2000 (CONTINUED)

                                                                                       PERFORMANCE SINCE
                                                                                 COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN                                              1 YEAR         5 YEARS       10 YEARS    COMMENCEMENT
               Royce

FMI               Micro-Cap Portfolio (5/00; 12/96)(1)                   --%            --%           --%         14.70%(3)

               Third Avenue

FVA               Value Portfolio (5/00; 9/99)(1)                        --             --            --          26.20(3)

               Wanger

FIC               International Small Cap (5/00; 5/95)(1)                --             --            --         (25.86)(3)

FSP               U.S. Small Cap (5/00; 5/95)(1)                         --             --            --           5.68(3)

                                                                                      PERFORMANCE SINCE
                                                                                   COMMENCEMENT OF THE FUND
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN                                              1 YEAR         5 YEARS       10 YEARS    COMMENCEMENT
               Royce

FMI               Micro-Cap Portfolio (5/00; 12/96)(1)                17.49%            --%           --%         16.59%

               Third Avenue

FVA               Value Portfolio (5/00; 9/99)(1)                     39.25             --            --          37.80

               Wanger

FIC               International Small Cap (5/00; 5/95)(1)            (28.59)         18.75            --          22.52

FSP               U.S. Small Cap (5/00; 5/95)(1)                      (8.98)         17.73            --          18.45

(1)  (Commencement date of the subaccount; Commencement date of the fund.)

(2) The 7-day yield shown here in parentheses, more closely reflects the current earnings of the fund than the total return quotations.

(3) Cumulative return (not annualized) since commencement date of the subaccount.

(4)  Cumulative return (not annualized) since commencement date of the Fund.

(5) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(6) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(7)  CORE-SM- is a service mark of Goldman, Sachs & Co.

(8) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).

(9) Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(9) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 29

THE TRUST

You can direct your premiums to one subaccount that invests in The Shearson Lehman Brothers Fund of Stripped ("Zero Coupon") U.S. Treasury Securities Fund, Series A, a unit investment trust ("trust"). This trust matures in 2004.

The objective of the trust is to provide safety of capital and income through investment in a fixed portfolio consisting primarily of zero coupon securities.

Zero coupon securities are:

- bearer obligations issued by the United States Government stripped of their unmatured interest coupons;

-   coupons stripped from United States debt obligations and

-   receipts and certificates for these stripped debt obligations and coupons.

Zero coupon securities are issued and sold at a deep discount from their face value. If they are held to maturity, they return full face value. Before maturity, the market prices of zero coupon securities generally are more volatile than the market prices of conventional, interest-bearing securities.

TRUST MATURITY

We will notify you in writing 30 days before the date the trust matures in 2004. You can give us written instructions seven days or more before the maturity date and tell us how you would like to reallocate the policy value allocated to the subaccount investing in the trust. If we do not receive instructions from you, we will automatically reallocate the policy value allocated to the subaccount investing in the trust to the subaccount that invests in the IDS Life Series Fund - Money Market Portfolio.

ROLES OF SALOMON SMITH BARNEY INC. AND IDS LIFE

Salomon Smith Barney sponsors the trust and sells units to the subaccounts. Because the trust invests in a specified portfolio, there is no investment manager.

The price of the trust's units includes a transaction charge, paid directly to Salomon Smith Barney out of our general account assets. This charge is limited by agreement between IDS Life and Salomon Smith Barney and will not be greater than that ordinarily paid by a dealer for similar securities. We will seek reimbursement for the amounts paid through a daily asset charge, described under "Loads, Fees and Charges."

IDS Life and Salomon Smith Barney reserve the right to discontinue the sale of new units of a trust and to create additional trusts in the future.

More detailed information may be found in the current prospectus for the Shearson Lehman Brothers Fund of Stripped ("Zero Coupon") U.S. Treasury Securities Fund, Series A.

THE FIXED ACCOUNT

You can allocate premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts").

The fixed account is the general investment account of IDS Life. It includes all assets owned by IDS Life other than those in the variable account and other separate accounts. Subject to applicable law, IDS Life has sole discretion to decide how assets of the fixed account will be invested.


Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, IDS Life guarantees that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4.5%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on the continued claims-paying ability of IDS Life. IDS Life bears the full investment risk for amounts allocated to the fixed account. IDS Life is not obligated to credit interest at any rate higher than 4.5%, although we may do so at our sole discretion. Rates higher than 4.5% will change from time to time, at the discretion of IDS Life and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in elect for new and existing IDS Life policies, product design, competition and IDS Life's revenues and expenses.


We will not credit interest in excess of 4.5% on any portion of the policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts, and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

--------------------------------------------------------------------------------
30 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account.

FIXED ACCOUNT VALUE

The value in the fixed account on the policy date (when the policy is issued) equals:

-   the portion of your initial net premium allocated to the fixed account; plus

-   interest accrued before the policy date; minus

- the portion of the monthly deduction for the first policy month allocated to the fixed account.

On any later date, the value in the fixed account equals:

-   the value on the previous monthly date; plus

-   net premiums allocated to the fixed account since the last monthly date;
    plus

- any transfers to the fixed account from the subaccounts, including loan transfers, since the last monthly date; plus

-   accrued interest on all of the above; minus

- any transfers from the fixed account to the subaccounts, including loan repayment transfers, since the last monthly date; minus

- any partial surrenders or partial surrender fees allocated to the fixed account since the last monthly date; minus

- interest on any transfers or partial surrenders, from the date of the transfer or surrender to the date of calculation; minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account if the date of calculation is a monthly date.

SUBACCOUNT VALUES

The value in each subaccount changes daily, depending on the investment performance of the fund or trust in which that subaccount invests and on other factors detailed below. There is no guaranteed minimum subaccount value. You as owner bear the entire investment risk.

CALCULATION OF SUBACCOUNT VALUE: The value of each subaccount on the policy date equals:

-   the portion of your initial net premium allocated to the subaccount; plus

-   interest accrued before the policy date; minus

- the portion of the monthly deduction for the first policy month allocated to that subaccount.

The value of each subaccount on each valuation date equals:

- the value of the subaccount on the preceding valuation date, multiplied by the net investment factor for the current valuation period (explained below); plus

- net premiums received and allocated to the subaccount during the current valuation period; plus

- any transfers to the subaccount (from the fixed account or other subaccounts, including loan repayment transfers) during the period; minus

- any transfers from the subaccount including loan transfers during the current valuation period; minus

- any partial surrenders and partial surrender fees allocated to the subaccount during the period; minus

- any portion of the monthly deduction allocated to the subaccount during the period.

The net investment factor measures the investment performance of a subaccount from one valuation period to the next. Because performance may fluctuate, the value of a subaccount may increase or decrease from day to day.

ACCUMULATION UNITS: We convert the policy value allocated to each subaccount into accumulation units. Each time you direct a premium payment or transfer policy value into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender or transfer value out of a subaccount, we subtract a certain number of accumulation units.

Accumulation units are the true measure of investment value in each subaccount. For subaccounts investing in the funds, they're related to, but not the same as, the net asset value of the corresponding fund. The dollar value of each accumulation unit can rise or fall daily, depending on the investment performance of the underlying fund, on any change in the value of trust units and on certain charges. Here is how unit values are calculated:

NUMBER OF UNITS: To calculate the number of units for a particular subaccount, we divide your investment (net premium or transfer amount) by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current value for each subaccount equals the last value times the current net investment factor.


--------------------------------------------------------------------------------
                                                    PROSPECTUS-- MAY 1, 2001  31

NET INVESTMENT FACTOR: We determine the net investment factor at the end of each valuation period. This factor equals: (a / b) - c where:

(a) equals:

-   net asset value per share of the fund or value of a unit of the trust; plus

- per-share amount of any dividend or capital gain distribution made by the relevant fund to the subaccount; plus

- any credit or minus any charge for reserves to cover any tax liability resulting from the investment operations of the subaccount.

(b) equals:

- net asset value per share of the fund or value of a unit of the trust at the end of the preceding valuation period; plus

- any credit or minus any charge for reserves to cover any tax liability in the preceding valuation period.

(c) is a percentage factor representing the mortality and expense risk charge and, for the subaccount investing in the trust, the transaction charge, as described in "Loads, Fees and Charges," above.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-   additional purchase payments allocated to the subaccounts;

-   transfers into or out of the subaccount(s);

-   partial surrenders and partial surrender fees;

-   surrender charges; and/or

-   pro rata portions of the monthly deductions

Accumulation unit values will fluctuate due to:

-   changes in underlying fund(s) net asset value or the value of the trust;

-   dividends distributed to the subaccount(s);

-   capital gains or losses of underlying funds;

-   fund operating expenses;

-   mortality and expense risk charges; and/or

-   the transaction charge for the subaccount investing in the trust.

--------------------------------------------------------------------------------
32 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

DEATH BENEFITS

When you purchase your policy, you decide on the minimum amount of protection you want for the beneficiary if the insured dies. This amount is called the specified amount. Your policy's death benefit can never be less than this amount unless you change it or unless your policy has an outstanding indebtedness.

You also choose one of two death benefit options, which determines how the policy's value will affect the amount paid to the beneficiary if the insured dies while the policy is in force:

OPTION 1 (LEVEL AMOUNT): Under this option, the policy's value is part of the specified amount. The Option 1 death benefit is the greater of:

-   the specified amount on the date of the insured's death; or

- the applicable percentage of the policy value on the date of death, if death occurs on a valuation date, or on the next valuation date following the date of death.

(See table below.)

APPLICABLE PERCENTAGE TABLE

INSURED'S ATTAINED    APPLICABLE PERCENTAGE             INSURED'S ATTAINED    APPLICABLE PERCENTAGE
INSURANCE AGE            OF POLICY VALUE                   INSURANCE AGE          OF POLICY VALUE
   40 or younger              250%                             61                       128%

   41                         243                              62                       126

   42                         236                              63                       124

   43                         229                              64                       122

   44                         222                              65                       120

   45                         215                              66                       119

   46                         209                              67                       118

   47                         203                              68                       117

   48                         197                              69                       116

   49                         191                              70                       115

   50                         185                              71                       113

   51                         178                              72                       111

   52                         171                              73                       109

   53                         164                              74                       107

   54                         157                           75-95                       105

   55                         150                              96                       104

   56                         146                              97                       103

   57                         142                              98                       102

   58                         138                              99                       101

   59                         134                             100                       100

   60                         130

The percentage is designed to ensure that the policy meets the provisions of federal tax law which requires a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 33

OPTION 2 (VARIABLE AMOUNT): Under this option, the policy value is added to the specified amount. The Option 2 death benefit is the greater of:

-   the policy value plus the specified amount; or

- the applicable percentage of policy value (from the preceding table) on the date of death, if death occurs on a valuation date, or on the next valuation date following the date of death.

EXAMPLES:                                                  OPTION 1    OPTION 2
 Specified amount                                         $100,000    $100,000

 Policy value                                             $  5,000    $  5,000

 Death benefit                                            $100,000    $105,000

 Policy value increases to                                $  8,000    $  8,000

 Death benefit                                            $100,000    $108,000

 Policy value decreases to                                $  3,000    $  3,000

 Death benefit                                            $100,000    $103,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because IDS Life's net amount at risk is generally lower; for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in the policy.

The minimum specified amount for policies purchased on or after May 1, 1991 with an initial specified amount of $350,000 or more is:

-  $350,000 in the first policy year;

-  $325,000 in years two to five;

-  $300,000 in years six to 10; and

-  $275,000 thereafter.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following policy costs:

- Monthly deduction because the cost of insurance depends upon the specified amount.

-  Minimum monthly premium.

-  Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to increase or decrease the specified amount at any time. Changes in specified amount may have tax implications, discussed in the section "Modified endowment contracts" under "Federal Taxes."

INCREASES: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000, and we will not permit an increase after the insured's attained insurance age 75.

An increase in the specified amount will have the following effects on policy charges:

- Your monthly deduction will increase because the cost of insurance and death benefit guarantee charge both depend upon the specified amount.

-  Charges for certain optional insurance benefits will increase.

-  The minimum monthly premium will increase if the DBG is in effect.

-  The surrender charge will increase.

--------------------------------------------------------------------------------
34 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly anniversary. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless the DBG is in effect. Because the minimum monthly premium will increase, you may also have to pay additional premiums to keep the DBG in effect.

DECREASES: Any decrease in specified amount will take effect on the monthly anniversary on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount (currently $50,000 for the first two policy years, $40,000 in years three through 10, and $25,000 thereafter). If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

The minimum specified amount for policies purchased on or after May 1, 1991 with an initial specified amount of $350,000 or more is:

-  $350,000 in the first policy year;

-  $325,000 in years two to five;

-  $300,000 in years six to 10; and

-  $275,000 thereafter.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance and the DBG charge both depend upon the specified amount.

-  Charges for certain optional insurance benefits will decrease.

-  The minimum monthly premium will decrease if the DBG is in effect.

-  The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

-  First from the portion due to the most recent increase;

-  Next from portions due to the next most recent increases successively; and

-  Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different rate classifications to the current specified amount. We will eliminate the rate classification applicable to the most recent increase in the specified amount first, then the rate classification applicable to the next most recent increase, and so on.

MISSTATEMENT OF AGE OR SEX

If the insured's age or sex has been misstated, the proceeds payable upon death will be:

-  the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

-  the amount of any outstanding indebtedness on the date of death.

SUICIDE

Suicide by the insured, whether sane or insane, within two years from policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.

In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, IDS Life must prove that the insured intended to commit suicide at the time he or she applied for coverage.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving written notice to IDS Life, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you or your estate.

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 35

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS


You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. For most transfers, we will process your transfer request at the end of the valuation period during which your request is received. Currently, there is no charge for transfers. Before transferring policy value, you should consider the risks involved in changing investments.


We may suspend or modify the transfer privilege at any time. Transfers involving the fixed account are subject to the restrictions below.

FIXED ACCOUNT TRANSFER P0LICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

-   For automated transfers -- $50.

From the fixed account to a subaccount:

- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

-   For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

-   None.

From the fixed account to a subaccount:

-   Entire fixed account balance minus any outstanding indebtedness.


MAXIMUM NUMBER OF TRANSFERS PER YEAR


Twelve automated transfers per policy year are allowed. In addition, you may make transfers by mail or by telephone, however, we reserve the right to limit transfers by mail or telephone to five per policy year. If, in alternative, we allow more than five transfers by mail or telephone, we reserve the right to assess a fee for each subsequent transfer made by mail or telephone. We guarantee that this fee will not exceed $25.00 per transfer for the duration of your policy.



--------------------------------------------------------------------------------
36 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDERS

Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.

1 BY LETTER:

Regular mail:

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY PHONE:

Call between 7 a.m. and 10 p.m. Central Time:

(800) 862-7919 (toll free)

TTY service for the hearing impaired:

(800) 258-8846 (toll free)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither IDS Life nor its affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write to IDS Life and tell us.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your financial advisor can help you set up an automated transfer.

Automated transfer policies:

-   Minimum automated transfer: $50

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.


--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 37

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit value, caused by fluctuations in the market value(s) of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS

By investing an equal number                                                                          NUMBER
of dollars each month...                                        AMOUNT           ACCUMULATION        OF UNITS
                                              MONTH            INVESTED           UNIT VALUE         PURCHASED
                                              Jan               $100                $20                  5.00

                                              Feb                100                 16                  6.25

you automatically buy                         Mar                100                  9                 11.11
more units when the
per unit market price is low...      --->     Apr                100                  5                 20.00

                                              May                100                  7                 14.29

                                              June               100                 10                 10.00

and fewer units                               July               100                 15                  6.67
when the per unit
market price is high.                --->     Aug                100                 20                  5.00

                                              Sept               100                 17                  5.88

                                              Oct                100                 12                  8.33

You have paid an average price of only $10.81 per unit over the 10 months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

Twelve automated transfers per policy year are allowed. In addition, we reserve the right to limit mail and telephone transfers to five per policy year. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail.

POLICY LOANS

You may borrow against your policy by written or telephone request. (See chart under "Transfers Between the Fixed Account and Subaccounts" for address and phone numbers for your requests.) We will process your loan request at the end of the valuation period during which your request is received. (Loans by telephone are limited to $50,000.)

INTEREST RATE: The interest rate for policy loans is 6.1% payable in advance, which is equivalent to a 6.5% effective rate. For policies purchased on or after May 1, 1993, (October 1, 1993 for New Jersey), we expect to reduce the loan interest rate after a policy's 10th anniversary to 4.3% payable in advance, equivalent to a 4.5% effective rate.

MINIMUM LOAN: $500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN:

- In Texas, 100% of the policy value in the fixed account, minus a pro rata portion of surrender charges.

-   In Virginia, 90% of the policy value minus surrender charges.

-   In all other states, 85% of the policy value minus surrender charges.

We will compute the maximum loan value as of the end of the valuation period during which we receive your loan request. The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

PAYMENT OF LOANED FUNDS: Generally, we will pay loans within seven days after we receive your request (with certain exceptions -- see "Deferral of payments," under "Payment of Policy Proceeds").


--------------------------------------------------------------------------------
38 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

ALLOCATION OF LOANS TO ACCOUNTS: If you do not specify whether the loan is to come from the fixed account or the subaccounts, we will take it from the subaccounts and the fixed account in proportion to their values, minus indebtedness. When we make a loan from a subaccount, we redeem accumulation units and the proceeds transferred into the fixed account. We will credit the loaned amount with 4.5% annual interest.

REPAYMENTS: We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST: If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECTS OF POLICY LOANS: If you do not repay your loan, it will reduce the death benefit and policy value. Even if you do repay it, your loan can have a permanent effect on death benefits and policy values, because money borrowed against the subaccounts will not share in the investment results of the relevant fund(s) or the trust.

A loan may terminate the DBG. We deduct the loan amount from the total premiums you pay, which may reduce the total below the level required to keep the DBG in effect.

TAXES: If your policy lapses or you surrender it with an outstanding indebtedness, and the amount of outstanding indebtedness plus the cash surrender value is more than the sum of premiums you paid, you generally will be liable for taxes on the excess. (See "Federal Taxes.")

POLICY SURRENDERS

You may surrender your policy in full or in part by written or telephone request. (see chart under "Transfers between the Fixed Account and Subaccounts.") We will process your surrender request at the end of the valuation period during which your request is received.

We will normally process your payment within seven days; however, we reserve the right to defer payment. (See "Deferral of payments," under "Payment of Policy Proceeds.")

TOTAL SURRENDERS

If you surrender your policy totally, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, fees and charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 85% of the policy's cash surrender value. (Partial surrenders by telephone are limited to $50,000.) We will charge you a partial surrender fee, described under "Loads, Fees and Charges."

ALLOCATION OF PARTIAL SURRENDERS

Unless you specify otherwise, IDS Life will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

A partial surrender will reduce the policy value by the amount of the partial surrender and fee.

A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

A partial surrender may terminate the DBG. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG in effect.

If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee. IDS Life will deduct this decrease from the current specified amount in this order:

-   First from the specified amount provided by the most recent increase;

-   Next from the next most recent increases successively;

-   Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. IDS Life will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Death Benefits.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.


--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 39

TAXES

Upon surrender, you will generally be liable for taxes on any excess of the cash surrender value plus outstanding indebtedness over the premium paid. (See "Federal taxes.")

EXCHANGE RIGHT

For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There will be no effect on the policy's death benefit, specified amount, net amount at risk, rate classification or issue age. Only the method of funding the policy value will be affected.

PAID-UP INSURANCE OPTION

You may request that we use the cash surrender value of the policy be used to purchase an amount of paid-up insurance. You may make your request in writing during the 30 days before any policy anniversary. The paid-up insurance policy will take effect as of the policy anniversary and will mature on the original policy's maturity date. You will forfeit all rights to make future premium payments and all riders will terminate.

The amount and cash surrender value of the paid-up insurance will be based on the cost of insurance rates guaranteed in the policy and on the fixed account guaranteed interest rate. The paid-up policy's death benefit amount, minus its cash surrender value, cannot be greater than your current policy's death benefit, minus its policy value (both as of the date of the paid-up policy's purchase). The amount of paid-up insurance will remain level and will not be less than required by law.

Any cash surrender value that is not used to purchase the paid-up insurance amount will be paid to you. At any time before the insured's death, you may surrender the paid-up insurance for its cash surrender value.

OPTIONAL INSURANCE BENEFITS

You may choose to add the following benefits to your policy, in the form of riders (if you meet certain requirements). More detailed information on these benefits is in your policy.

ACCELERATED BENEFIT RIDER FOR TERMINAL ILLNESS (ABRTI)

If the insured is terminally ill and death is expected to occur with 6 months, the rider provides that you can withdraw a portion of the death benefit prior to death. This rider is not available in all states.

ACCIDENTAL DEATH BENEFIT (ADB)

ADB provides an additional death benefit if the insured's death is caused by accidental injury.

AUTOMATIC INCREASE BENEFIT RIDER (AIB)

AIB provides an increase in the specified amount at a designated percentage on each policy anniversary until insured's attained age 65. This rider is not available in New Jersey.

CHILDREN'S INSURANCE RIDER (CIR)

CIR provides level term care on each eligible child.

OTHER INSURED RIDER (OIR)

OIR provides a level, adjustable death benefit on the life of each other insured covered.

WAIVER OF MONTHLY DEDUCTION (WMD)

Under WMD, we will waive the monthly deduction if the insured becomes totally disabled.


--------------------------------------------------------------------------------
40 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

PAYMENT OF POLICY PROCEEDS

Proceeds will be paid when:

-   you surrender the policy;

-   the insured dies; or

- the policy maturity date is reached, which occurs when the insured reaches attained insurance age 100.

We pay all proceeds by check. We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year (8% in Arkansas and Colorado) on single sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS: During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option, unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum: $5,000). We will transfer any such amount to IDS Life's general account. Unless we agree otherwise, payments under all options must be made to a natural person.

You may also make a written request to change a prior choice of payment option, if we agree, or to elect a payment option other than the three below.

If you elect a payment option for pre-death proceeds, payments under this option may be subject to federal income tax as ordinary income. If you elect Option A, the full pre-death proceeds will be taxed as a full surrender or maturity as described in "Taxation of Policy Proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. The interest paid under Option A will be ordinary income subject to income tax in the year earned. The interest payments will not be subject to the 10% penalty tax.

If you elect Option B or Option C for payment of pre-death proceeds, any indebtedness at the time of election will be taxed as a partial surrender as described in "Taxation of Policy Proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. We will use the remainder of the proceeds will be used to make payments under the option elected. A portion of each payment will be taxed as ordinary income and a portion of each payment will be considered a return of the investment in the policy and will not be taxed. We describe an owner's investment in the policy in "Taxation of Policy Proceeds." All payments made after the investment in the policy is fully recovered will be subject to tax. Amounts paid under Option B or Option C that are subject to tax may also be subject to an additional 10% penalty tax. (See "Penalty Tax.")

Death benefit proceeds applied to any payment option are not considered part of the beneficiary's income and thus are not subject to federal income tax. Payments of interest under Option A will be ordinary income subject to tax. Under Option B or Option C, a portion of each payment will be ordinary income subject to tax and a portion of each payment will be considered a return of the beneficiary's investment in the policy. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment option. All payments made after the investment in the policy is fully recovered will be subject to tax.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 4% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                      PAYMENT PERIOD                       MONTHLY PAYMENT PER $1,000
                          (YEARS)                             PLACED UNDER OPTION B
                            5                                         $18.32

                           10                                          10.06

                           15                                           7.34

                           20                                           6.00

                           25                                           5.22

                           30                                           4.72

We will furnish monthly amounts for other payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.


--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 41

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR                                                       CALENDAR YEAR
OF PAYEE'S BIRTH        ADJUSTMENT                                  OF PAYEE'S BIRTH       ADJUSTMENT
  Before 1920                0                                       1945 - 1949                6

  1920 - 1924                1                                       1950 - 1959                7

  1925 - 1929                2                                       1960 - 1969                8

  1930 - 1934                3                                       1970 - 1979                9

  1935 - 1939                4                                       1980 - 1989               10

  1940 - 1944                5                                       After 1989                11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

                                              LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
ADJUSTED                                10 YEARS                    15 YEARS                  20 YEARS
AGE PAYEE                             MALE    FEMALE             MALE     FEMALE           MALE    FEMALE
  50                                  $4.81   $4.47              $4.74    $4.45            $4.65   $4.40

  55                                   5.20    4.80               5.09     4.74             4.94    4.87

  60                                   5.70    5.22               5.51     5.12             5.25    4.98

  65                                   6.35    5.77               5.98     5.58             5.54    5.32

  70                                   7.14    6.50               6.47     6.12             5.77    5.63

  75                                   8.00    7.40               6.87     6.64             5.91    5.85

DEFERRAL OF PAYMENTS: We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

-   the NYSE is closed (other than customary weekend and holiday closings);

- in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them; both the laws and their interpretation may change.

As with any financial product purchased, the decision as to who the owner and the beneficiary will be should be made by the client after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. IDS Life reserves the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

IDS LIFE'S TAX STATUS

IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in IDS Life's tax status as we currently understand it.

--------------------------------------------------------------------------------
42 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

TAXATION OF POLICY PROCEEDS

The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. When the proceeds are paid on the insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income. Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment.

SOURCE OF PROCEEDS                                     TAXABLE PORTION OF PRE-DEATH PROCEEDS
------------------------------------------------------------------------------------------------------------------------------------
FULL SURRENDER:                                        Amount received plus any indebtedness, minus your investment in the policy.*

LAPSE:                                                 Any outstanding indebtedness minus your investment in the policy.*

PARTIAL SURRENDERS (MODIFIED ENDOWMENTS):              Lesser of: The amount received or policy value minus your investment in the policy.*

POLICY LOANS AND ASSIGNMENTS (MODIFIED ENDOWMENTS):    Lesser of: The amount of the loan/assignment or policy value minus your investment in the policy.*

PARTIAL SURRENDERS (OTHER POLICIES):                   Generally, if the amount received is greater than your investment in the policy,* the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

POLICY LOANS AND ASSIGNMENTS (OTHER POLICIES):         None

PAYMENT OPTIONS:                                       If proceeds of the policy will be paid under one of the payment options, see the "Payment option" section for tax information.
------------------------------------------------------------------------------------------------------------------------------------

* The owner's investment is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus the taxable portion of any previous policy loans.

MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

-   you apply for it or materially change it on or after June 21, 1988 and

- the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

Also, any life insurance policy you receive in exchange for a modified endowment is itself a modified endowment.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment if premiums you pay in the early years following a material change exceed the recalculated limits.

REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment rules apply to distributions in the year the policy becomes a modified endowment and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment because the IRS presumes that you took a distribution in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENTS: The IRS treats all modified endowments issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment, the taxable portion of pre-death proceeds from a full surrender, maturity, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:

-   the distribution occurs after the owner attains age 591/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7); or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.


--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 43

OTHER TAX CONSIDERATIONS

Interest paid on policy loans: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

OTHER TAXES: Federal estate tax, state and local estate tax, inheritance tax, gift tax and other tax consequences of ownership or receipt of policy proceeds also will depend on the circumstances.

TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant.

On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with legal counsel before purchasing the policy for any employment-related insurance or benefit program. Rates that do not distinguish between men and women are available when required for employment-related programs in all states except Illinois, Michigan, New Jersey, South Carolina and Texas.

IDS LIFE

IDS Life is a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 200 AXP Financial Center, Minneapolis, MN 55474.

IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York. A wholly owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.

IDS Life has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.

OWNERSHIP

IDS Life is a wholly owned subsidiary of American Express Financial Corporation
(AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

Besides managing investments for all funds in the American Express-Registered Trademark- Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life Insurance Company. Total assets under management as of the most recent fiscal year were more than $239 billion.

STATE REGULATION

IDS Life is subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, IDS Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. IDS Life files an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which IDS Life does business. IDS Life's books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies.

DISTRIBUTION OF THE POLICY

IDS Life is the sole distributor of the policy. IDS Life is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD). Representatives of IDS Life are licensed insurance and annuity agents and are registered with the NASD as representatives of IDS Life.


IDS Life pays its representatives a commission of up to 81% of the initial target premium (annualized) plus up to 4.8% of all premiums. At the end of policy years one through 10, IDS Life pays a service fee not greater than 0.3% of the policy value, net of indebtedness. IDS Life pays additional commissions if an increase in coverage occurs.


--------------------------------------------------------------------------------
44 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

LEGAL PROCEEDINGS



A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled LESA BENACQUISTO AND DANIEL BENACQUISTO V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in Minnesota state court. The action is brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new IDS Life policies from and after January 1, 1985.

The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. Plaintiffs seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in the same court on March 21, 1997. In addition to claims that are included in the Benacquisto lawsuit, the second action includes an allegation of improper replacement of an existing IDS Life annuity contract. It seeks similar relief to the initial lawsuit.

On October 13, 1998, an action entitled RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was also commenced in Minnesota state court. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August, 2000 an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On October 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 2000 and 1999, and for each of the three years in the period ended Dec. 31, 2000, and the individual and combined financial statements of the segregated asset subaccounts of the IDS Life Variable Life Separate Account -- Flexible Premium Variable Life Subaccounts at Dec. 31, 2000, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

Actuarial matters included in the prospectus have been examined by Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development, as stated in his opinion filed as an exhibit to the Registration Statement.

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 45

MANAGEMENT OF IDS LIFE

DIRECTORS


GUMER C. ALVERO

Director and Executive Vice President - Annuities since March 2001; Vice President - Variable Annuities, AEFC, since April 1998; Executive Assistant to President/CEO from April 1996 to April 1998.

TIMOTHY V. BECHTOLD

Director and President since March 2001; Executive Vice President - Risk Management Products from 1995 to 2001. Vice President - Risk Management Products, AEFC, since 1995.

PAMELA J. MORET

Chairman of the Board since August 2000; Director since February 2000 and Chief Executive Officer since March 2001. Director and Senior Vice President - Products Group, AEFC, since October 1999; Vice President - Variable Assets, AEFC, from 1997 to 1999; Vice President - Retail Services Group, AEFC, from 1996 to 1997.

BARRY J. MURPHY

Director and Executive Vice President, Client Service, since March 1994; Director and Senior Vice President, AEFC, since May 1994.

STUART A. SEDLACEK

Director since 1994; Executive Vice President since 1998; Director, Senior Vice President and Chief Financial Officer, AEFC, since 1998; Vice President, AEFC, from 1988 to 1998.

OFFICERS OTHER THAN DIRECTORS

TIMOTHY S. MEEHAN

Secretary since December 2000; Secretary of AEFC, American Express Financial Advisors Inc. and IDS Life Series Fund, Inc, AEFC, since October 1995; Senior Counsel, AEFC, from 1990 to 1995.

TERESA J. RASMUSSEN

Vice President and General Counsel since August 2000; Vice President and Assistant General Counsel, AEFC, since August 2000; Senior Counsel, Assistant Vice President, AEFC, from October 1995 to August 2000.

PHILIP C. WENTZEL

Vice President and Controller since 1998; Vice President - Finance, Risk Management Products, AEFC since 1997; and Director of Financial Reporting and Analysis from 1992 to 1997.

DAVID L. YOWAN

Vice President and Treasurer since April 2001; Senior Vice President and Assistant Treasurer of American Express Company since January 1999; Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.

The address for all the directors and principal officers is: 70100 AXP Financial Center, Minneapolis, MN 55474.

The officers, employees and sales force of IDS Life are bonded, in the amount of $100 million, by virtue of a blanket fidelity bond issued by American Express Company by Saint Paul Fire and Marine, the lead underwriter.


--------------------------------------------------------------------------------
46 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

OTHER INFORMATION

The variable account has filed a registration statement with the SEC. For further information concerning the policy, the variable account and IDS Life, please refer to the registration statement. You can find the registration statement on the SEC's web site at (http://www.sec.gov).

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. Each share of a fund has one vote. On some issues, such as election of directors of IDS Life Series Fund, all shares of the IDS Life Series Fund Portfolios vote together as one series. When electing directors, all shares of IDS Life Series Fund Portfolios have cumulative voting rights. Cumulative voting means that shareholders are entitled to a number of votes equal to the number of shares they hold multiplied by the number of directors to be elected and they have the right to divide votes among candidates.

On an issue affecting only one fund -- for example, a fundamental investment restriction pertaining only to that fund -- its shares vote as a separate series. If shareholders of a particular fund vote approval of an agreement, the agreement becomes effective with respect to that fund, whether or not it is approved by shareholders of the other funds.

IDS Life is the owner of all fund shares and therefore holds all voting rights. However, IDS Life will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. IDS Life also will vote fund shares that are not otherwise attributable to owners the same proportion as those shares in that subaccount for which we receive instructions.

We determine the number of fund shares in each subaccount for which you may give instructions by applying your percentage interest in the subaccount to the total number of votes attributable to the subaccount. We will determine that number as of a date we choose that is 60 days or less before the meeting of the fund. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

Under certain conditions, IDS Life may disregard voting instructions that would change the goals of one or more of the funds or would result in approval or disapproval of an investment advisory contract. If IDS Life does disregard voting instructions, we will advise you of that action and the reasons for in our next report to owners.

Generally, ownership of units of a unit investment trust does not involve the exercise of voting rights. However, unit holders in the trust may vote for removal of the trustee or for amendment or termination of the trust indenture. In the event of such a vote, IDS Life, as the owner of the units, would solicit voting instructions from owners under the same procedures used for votes affecting the fund.

REPORTS

At least once a year IDS Life will mail you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits may change with the investment experience of the subaccount. The tables show how these amounts might vary, for a 35-year-old male nonsmoker, under Death Benefit Option 1, if:

-   the annual rate of return of the Fund is 0%, 6% or 12%

- the cost of insurance rates and policy fees are current rates and fees for policies purchased in the state of New Jersey

-   the cost of insurance rates and policy fees are guaranteed rates and fees.

This type of illustration involves a number of detailed assumptions. (See chart, "Understanding the illustrations.") To the extent that your own circumstances differ from those assumed in the illustrations, your expected results would also differ.

Upon request, we will furnish you with comparable tables illustrating death benefits, policy values and cash surrender values based on the actual age of the person you propose to insure and on an initial specified amount and premium payment schedule.

In addition, after you have purchased a policy, you may request illustrations based on policy values at the time of request.


--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 47

UNDERSTANDING THE ILLUSTRATIONS

Rates of return: assumes uniform, gross, after-tax, annual rates of 0%, 6% or 12% for the funds. Results would differ depending on allocations among the subaccounts, if returns averaged 0%, 6% and 12% for the funds as a whole but differed across individual funds.

INSURED: assumes a male insurance age 35, in a standard rate classification, qualifying for the nonsmoker rate. Results would be lower if the insured were in a substandard rate classification or did not qualify for the non-smoker rate.

PREMIUMS: assumes a $900 premium is assumed to be paid in full at the beginning of each policy year. Results would differ if premiums were paid on a different schedule.

POLICY LOANS AND PARTIAL WITHDRAWALS: assumes that none have been made. (Since indebtedness is assumed to be zero, the cash surrender value in all cases equals the policy value minus the surrender charge.)

EFFECT OF EXPENSES AND CHARGES

The death benefit, policy value and cash surrender value reflect the following charges:

-   Sales charge: 2.5% of each premium payment.

-   Premium tax charge: 2.5% of each premium payment.


- Cost of insurance charge and surrender charge for the sex, age and rate classification for the assumed insured.

-   Policy fee: $5.00 per month ($7.50 per month guaranteed maximum).


- Death benefit guaranteed charge: 1 cent per $1,000 of the current specified amount.

- The expenses paid by the fund and charges made against the subaccounts as described below:

The net investment return of the subaccounts, shown in the tables, is lower than the gross, after-tax return of the fund or trust because we deducted the expenses paid by the fund and charges made against the subaccounts. These include:


- the daily investment management fee paid by the funds, assumed to be equivalent to an annual rate of 0.73% of the fund's average daily net assets; the assumed investment management fee is approximately equal to a simple average of the investment management fees of the funds available under the policy and the transaction charge of the trust. The actual charges you incur will depend on how you choose to allocate policy value. See "Fund Expenses in the Loads, Fees and Charges" section of this prospectus for additional information;

- the 12b-1 fee, assumed to be equivalent to an annual rate of 0.09% of the fund's average daily net assets;


- the daily mortality and expense risk charge, equivalent to 0.9% of the daily net asset value of the subaccounts annually; and


- a nonadvisory expense charge assumed to be equivalent to an annual rate of 0.15% of each fund's average daily net assets for direct expenses incurred by the fund. The actual charges you incur will depend on how you choose to allocate policy value. See "Fund Expenses in the Loads, Fees, and Charges" section of this prospectus for additional information.


After deduction of the expenses and charges described above, the illustrated gross annual investment rates of return correspond to the following approximate net annual rates of return:

                                               NET ANNUAL RATE OF RETURN FOR             NET ANNUAL RATE OF RETURN FOR
GROSS ANNUAL INVESTMENT RATE OF RETURN    "GUARANTEED COSTS ASSUMED" ILLUSTRATION    "CURRENT COSTS ASSUMED" ILLUSTRATION
-------------------------------------------------------------------------------------------------------------------------
         0%                                                 (1.87%)                                 (1.87%)

         6                                                   4.13                                    4.13

        12                                                  10.13                                   10.13

TAXES: Results shown in the tables reflect the fact that IDS Life does not currently charge the subaccounts for federal income tax. If we take such a charge in the future, the portfolios will have to earn more than they do now in order to produce the death benefits and policy values illustrated.

At any time, upon written request by you, we will provide a projection of future death benefits and policy values. The projection will be based on assumptions as to specified amount(s), type of coverage option and future premium payments as are necessary and specified by us and/or you.


--------------------------------------------------------------------------------
48 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

ILLUSTRATION                                                                          POLICIES PURCHASED IN NEW JERSEY
----------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $100,000                 MALE -- AGE 35                              GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                               NONSMOKER                                     ANNUAL PREMIUM $900
----------------------------------------------------------------------------------------------------------------------
            PREMIUM
          ACCUMULATED       DEATH BENEFIT(1),(2)             POLICY VALUE(1),(2)         CASH SURRENDER VALUE(1),(2)
END OF    WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%        0%        6%        12%         0%         6%        12%         0%         6%        12%
----------------------------------------------------------------------------------------------------------------------
  1       $   945      $100,000  $100,000   $100,000    $   603  $     647  $     691    $   --   $     -- $       43

  2         1,937       100,000   100,000    100,000      1,196      1,322      1,453       469        594        725

  3         2,979       100,000   100,000    100,000      1,768      2,013      2,281       982      1,228      1,495

  4         4,073       100,000   100,000    100,000      2,318      2,723      3,182     1,473      1,879      2,338

  5         5,222       100,000   100,000    100,000      2,847      3,452      4,165     1,946      2,551      3,264

  6         6,428       100,000   100,000    100,000      3,356      4,201      5,237     2,635      3,480      4,516

  7         7,694       100,000   100,000    100,000      3,845      4,970      6,409     3,305      4,430      5,868

  8         9,024       100,000   100,000    100,000      4,312      5,759      7,688     3,952      5,399      7,327

  9        10,420       100,000   100,000    100,000      4,755      6,566      9,082     4,575      6,385      8,902

 10        11,886       100,000   100,000    100,000      5,171      7,388     10,602     5,171      7,388     10,602

 11        13,425       100,000   100,000    100,000      5,560      8,226     12,262     5,560      8,226     12,262

 12        15,042       100,000   100,000    100,000      5,924      9,083     14,075     5,924      9,083     14,075

 13        16,739       100,000   100,000    100,000      6,261      9,956     16,058     6,261      9,956     16,058

 14        18,521       100,000   100,000    100,000      6,567     10,843     18,226     6,567     10,843     18,226

 15        20,392       100,000   100,000    100,000      6,841     11,743     20,597     6,841     11,743     20,597

 16        22,356       100,000   100,000    100,000      7,081     12,656     23,191     7,081     12,656     23,191

 17        24,419       100,000   100,000    100,000      7,285     13,578     26,033     7,285     13,578     26,033

 18        26,585       100,000   100,000    100,000      7,447     14,506     29,146     7,447     14,506     29,146

 19        28,859       100,000   100,000    100,000      7,564     15,436     32,557     7,564     15,436     32,557

 20        31,247       100,000   100,000    100,000      7,630     16,364     36,297     7,630     16,364     36,297

age 60     45,102       100,000   100,000    100,000      7,033     20,823     61,413     7,033     20,823     61,413

age 65     62,785       100,000   100,000    125,332      4,335     24,500    102,731     4,335     24,500     102,731
----------------------------------------------------------------------------------------------------------------------

(1) Assumes no policy loans or partial withdrawals have been made.

(2) Assumes a $900 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 49

ILLUSTRATION
----------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $100,000                 MALE -- AGE 35                              GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                               NONSMOKER                                     ANNUAL PREMIUM $900
----------------------------------------------------------------------------------------------------------------------
            PREMIUM
          ACCUMULATED       DEATH BENEFIT(1),(2)             POLICY VALUE(1),(2)         CASH SURRENDER VALUE(1),(2)
END OF    WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%        0%        6%        12%         0%         6%        12%         0%         6%        12%
----------------------------------------------------------------------------------------------------------------------
  1         $   945    $100,000  $100,000   $100,000    $   574  $     616  $     659    $   --   $     --   $     12

  2           1,937     100,000   100,000    100,000      1,137      1,259      1,386       410        532        659

  3           2,979     100,000   100,000    100,000      1,680      1,917      2,176       894      1,132      1,390

  4           4,073     100,000   100,000    100,000      2,202      2,592      3,035     1,357      1,748      2,190

  5           5,222     100,000   100,000    100,000      2,703      3,285      3,970     1,802      2,384      3,069

  6           6,428     100,000   100,000    100,000      3,173      3,984      4,979     2,453      3,263      4,258

  7           7,694     100,000   100,000    100,000      3,625      4,701      6,080     3,084      4,161      5,540

  8           9,024     100,000   100,000    100,000      4,046      5,428      7,273     3,685      5,067      6,912

  9          10,420     100,000   100,000    100,000      4,449      6,174      8,578     4,268      5,994      8,398

 10          11,886     100,000   100,000    100,000      4,823      6,931      9,997     4,823      6,931      9,997

 11          13,425     100,000   100,000    100,000      5,168      7,699     11,541     5,168      7,699     11,541

 12          15,042     100,000   100,000    100,000      5,486      8,479     13,226     5,486      8,479     13,226

 13          16,739     100,000   100,000    100,000      5,766      9,261     15,055     5,766      9,261     15,055

 14          18,521     100,000   100,000    100,000      6,020     10,056     17,056     6,020     10,056     17,056

 15          20,392     100,000   100,000    100,000      6,236     10,854     19,238     6,236     10,854     19,238

 16          22,356     100,000   100,000    100,000      6,405     11,646     21,612     6,405     11,646     21,612

 17          24,419     100,000   100,000    100,000      6,539     12,442     24,210     6,539     12,442     24,210

 18          26,585     100,000   100,000    100,000      6,627     13,234     27,049     6,627     13,234     27,049

 19          28,859     100,000   100,000    100,000      6,658     14,010     30,149     6,658     14,010     30,149

 20          31,247     100,000   100,000    100,000      6,623     14,761     33,534     6,623     14,761     33,534

age 60       45,102     100,000   100,000    100,000      5,316     17,979     56,068     5,316     17,979     56,068

age 65       62,785     100,000   100,000    113,621      1,185     19,334     93,132     1,185     19,334     93,132
----------------------------------------------------------------------------------------------------------------------

(1) Assumes no policy loans or partial withdrawals have been made.

(2) Assumes a $900 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------
50 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

KEY TERMS

These terms can help you understand details about your policy

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full or the policy matures. The cash surrender value equals the policy value minus any indebtedness and any applicable surrender charges.

CLOSE OF BUSINESS: Closing time of the New York Stock Exchange, normally 3 p.m., Central time.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE (DBG): A feature of the policy guaranteeing that the policy will not lapse before the insured's attained insurance age 70 (or five policy years, if later). The guarantee is in effect if you meet certain premium payment requirements.

FIXED ACCOUNT: The general investment account of IDS Life. The fixed account is made up of all of IDS Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The age of the insured, based upon his or her nearest birthday on the date of the application.

INSURED: The person whose life is insured by the policy.

MATURITY DATE: The insured's attained insurance age 100, if living.

MINIMUM MONTHLY PREMIUM: We show the premium required to keep the DBG in effect. We show the minimum monthly premium in your policy.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

OWNER: The entity to which, or individual(s) to whom we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the insured prior to the insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.

-   On the maturity date, proceeds will be the cash surrender value.

-   On surrender of the policy, the proceeds will be the cash surrender value.

RATE CLASSIFICATION: A group of insureds that IDS Life expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured. We show the initial specified amount in your policy.

SUBACCOUNT(S): One or more of the investment divisions of the variable account, each of which invests in a particular fund or trust.


--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 51

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------

SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses during the first 10 years of the policy and for 10 years after an increase in coverage.

TRUST: A unit investment trust, which is part of The Shearson Lehman Brothers Fund of Stripped ("Zero Coupon") U.S. Treasury Securities Fund, Series A. One subaccount of the variable account invests in the trust, which contains certain debt obligations of the United States.

VALUATION DATE: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.

VALUATION PERIOD: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.

VARIABLE ACCOUNT: IDS Life Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund or unit investment trust. The policy value in each subaccount depends on the performance of the particular fund or trust.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

--------------------------------------------------------------------------------
52 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life Variable Life Separate Account - Flexible Premium Variable Life Subaccounts (comprised of subaccounts U, FEI, Y, V, IL, X, W, FBC, FBD, FCR, FCM, FDE, FEM, FEX, FFI, FGB, FGR, FIE, FMF, FND, FIV, FSM, FSA, FCA, FCD, FGI, FIR, FVL, FSB, FEG, FSC, FGC, FMP, FOS, FRE, FSV, FIF, FIS, FSE, FUE, FMC, FAG, FGT, FIG, FIP, FGW, FDS, FPH, FIN, FNO, FVS, FMI, FVA, FIC, FSP and F04) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers and the unit investment trust sponsor. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life Variable Life Separate Account - Flexible Premium Variable Life Subaccounts at December 31, 2000 and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/Ernst & Young LLP
   Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
DECEMBER 31, 2000                            U            FEI           Y            V            IL            X             W
ASSETS

Investments in shares of mutual
 funds, portfolios and units of
 the trust:
   at cost                             $1,162,751,152  $3,437,496  $13,321,724  $90,024,117  $349,998,887  $545,738,243  $56,622,351
                                       ---------------------------------------------------------------------------------------------
   at market value                     $1,245,953,818  $3,523,262  $13,505,255  $85,470,717  $320,244,664  $608,923,543  $56,622,638
Dividends receivable                               --          --       58,112       89,706            --            --      257,906
Accounts receivable from IDS Life
 for contract purchase payments               245,775          --           --           --        17,007        14,304      349,658
Receivable from mutual funds,
 portfolios and the trust for
 share redemptions                                 --          --           --           --            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                            1,246,199,593   3,523,262   13,563,367   85,560,423   320,261,671   608,937,847   57,230,202
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee             885,873       2,442        9,548       60,984       227,190       433,558       40,002
   Transaction charge                              --          --           --           --            --            --           --
   Contract terminations                           --         674       10,396       23,040            --            --           --
Payable to mutual funds, portfolios
 and the trust for investments
 purchased                                         --          --           --           --            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             885,873       3,116       19,944       84,024       227,190       433,558       40,002
Net assets applicable to Variable
 Life contracts in accumulation
 period                                $1,245,313,720  $3,520,146  $13,543,423  $85,476,399  $320,034,481  $608,504,289  $57,190,200
====================================================================================================================================
Accumulation units outstanding            215,262,312   3,643,219    5,713,325   35,690,327   148,300,821   143,706,891   31,841,861
====================================================================================================================================
Net asset value per accumulation
 unit                                  $         5.79  $     0.97  $      2.37  $      2.39  $       2.16  $       4.23  $      1.80
====================================================================================================================================
                                                                           SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------------------
DECEMBER 31, 2000 (CONTINUED)                     FBC         FBD         FCR         FCM         FDE         FEM         FEX
ASSETS

Investments in shares of mutual funds,
 portfolios and units of the trust:
   at cost                                    $  885,516  $  592,471  $  114,432  $4,103,067  $  264,613  $  124,515  $  784,358
                                              --------------------------------------------------------------------------------------
   at market value                            $  821,498  $  600,290  $   96,314  $4,103,175  $  266,972  $  109,124  $  731,195
Dividends receivable                                  --       3,101          --      17,104          --          --       5,755
Accounts receivable from IDS Life for
 contract purchase payments                       11,542       7,151       1,518          --       2,382         403       8,888
Receivable from mutual funds, portfolios
 and the trust for share redemptions                  --          --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                     833,040     610,542      97,832   4,120,279     269,354     109,527     745,838
====================================================================================================================================
LIABILITIES

Payable to IDS Life for:

   Mortality and expense risk fee                    531         387          64       2,557         182          76         480

   Transaction charge                                 --          --          --          --          --          --          --

   Contract terminations                              --          --          --      20,974          --          --          --

Payable to mutual funds, portfolios and
 the trust for investments purchased                  --          --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    531         387          64      23,531         182          76         480
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
 contracts in accumulation period             $  832,509  $  610,155  $   97,768  $4,096,748  $  269,172  $  109,451  $  745,358
====================================================================================================================================
Accumulation units outstanding                   932,662     568,365     114,993   3,973,776     272,852     141,154     804,192
====================================================================================================================================
Net asset value per accumulation unit         $     0.89  $     1.07  $     0.85  $     1.03  $     0.99  $     0.78  $     0.93
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
54  AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                          ------------------------------------------------------------------------------------------

DECEMBER 31, 2000 (CONTINUED)                  FFI          FGB         FGR           FIE         FMF          FND          FIV
ASSETS

Investments in shares of mutual funds,
 portfolios and units of the trust:
   at cost                                $   123,996  $   205,392  $ 5,380,417  $   603,139  $   597,937  $39,175,956  $   995,491
                                          ------------------------------------------------------------------------------------------
   at market value                        $   126,640  $   213,840  $ 4,466,737  $   470,750  $   560,094  $33,389,969  $   937,614
Dividends receivable                              525           --           --           --           --           --           --
Accounts receivable from IDS Life
 for contract purchase payments                   360          794       30,562        5,712        6,739      119,704       16,203
Receivable from mutual funds,
 portfolios and the trust for share
 redemptions                                       --           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  127,525      214,634    4,497,299      476,462      566,833   33,509,673      953,817
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                  84          131        2,830          321          287       22,889          578
   Transaction charge                              --           --           --           --           --           --           --
   Contract terminations                           --           --           --           --           --           --           --
Payable to mutual funds, portfolios
 and the trust for investments
 purchased                                         --           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  84          131        2,830          321          287       22,889          578
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable
 Life contracts in accumulation period    $   127,441  $   214,503  $ 4,494,469  $   476,141  $   566,546  $33,486,784  $   953,239
====================================================================================================================================
Accumulation units outstanding                118,812      200,321    5,835,019      554,025      590,535   32,255,078    1,051,789
====================================================================================================================================
Net asset value per accumulation unit     $      1.07  $      1.07  $      0.77  $      0.86  $      0.96  $      1.04  $      0.91
====================================================================================================================================
                                                                         SEGREGATED ASSET SUBACCOUNTS
                                          ------------------------------------------------------------------------------------------
DECEMBER 31, 2000 (CONTINUED)               FSM          FSA           FCA           FCD           FGI           FIR           FVL
ASSETS

Investments in shares of mutual
 funds, portfolios and units of
 the trust:
   at cost                            $  492,088  $  3,531,767  $  1,855,468  $  1,040,015  $404,459,150  $  1,107,224  $  9,038,966
                                      ----------------------------------------------------------------------------------------------
   at market value                    $  479,253  $  2,406,069  $  1,558,023  $  1,026,294  $429,552,535  $  1,073,610  $ 10,468,022

Dividends receivable                          --            --            --            --            --            --            --
Accounts receivable from IDS Life
 for contract purchase payments            9,290        44,328        11,912         8,295       179,941        16,980         9,410
Receivable from mutual funds,
 portfolios and the trust for
 share redemptions                            --            --         1,006           663       309,282           694         7,399
------------------------------------------------------------------------------------------------------------------------------------
Total assets                             488,543     2,450,397     1,570,941     1,035,252   430,041,758     1,091,284    10,484,831
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee            301         1,543         1,006           663       309,282           694         7,399
   Transaction charge                         --            --            --            --            --            --            --
   Contract terminations                      --            --            --            --            --            --            --
Payable to mutual funds, portfolios
 and the trust for investments
 purchased                                    --            --        11,912         8,295       179,941        16,980         9,410
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                            301         1,543        12,918         8,958       489,223        17,674        16,809
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable
 Life contracts in accumulation
 period                               $  488,242  $  2,448,854  $  1,558,023  $  1,026,294  $429,552,535  $  1,073,610  $ 10,468,022
====================================================================================================================================
Accumulation units outstanding           490,112     2,824,448     1,776,427     1,024,134   241,424,864     1,184,141    10,127,452
====================================================================================================================================
Net asset value per accumulation
 unit                                 $     1.00  $       0.87  $       0.88  $       1.00  $       1.78  $       0.91  $       1.03
====================================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                    PROSPECTUC - MAY 1, 2001  55

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                          ------------------------------------------------------------------------------------------
DECEMBER 31, 2000 (CONTINUED)                     FSB          FEG          FSC          FGC          FMP          FOS          FRE
ASSETS

Investments in shares of mutual
 funds, portfolios and units of
 the trust:
   at cost                                $   120,433  $   733,375  $21,826,896  $ 1,319,441  $ 3,427,572  $ 1,134,838  $   257,150
                                          ------------------------------------------------------------------------------------------
   at market value                        $   110,913  $   680,251  $15,823,631  $ 1,290,219  $ 3,566,086  $ 1,058,653  $   270,326
Dividends receivable                               --          541    3,515,432           --       12,243           --           --
Accounts receivable from IDS
 Life for contract purchase
 payments                                       2,780        4,184       38,513       10,848       19,672        1,534        1,176
Receivable from mutual funds,
 portfolios and the trust for
 share redemptions                                 71          463       11,431          799        2,303          685          169
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  113,764      685,439   19,389,007    1,301,866    3,600,304    1,060,872      271,671
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                  71          463       11,430          799        2,303          685          169
   Transaction charge                              --           --           --           --           --           --           --
   Contract terminations                           --           --           --           --           --           --           --
Payable to mutual funds, portfolios
 and the trust for investments
 purchased                                      2,780        4,725    3,553,946       10,848       31,915        1,534        1,176
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                               2,851        5,188    3,565,376       11,647       34,218        2,219        1,345
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable
 Life contracts in accumulation
 period                                   $   110,913  $   680,251  $15,823,631  $ 1,290,219  $ 3,566,086  $ 1,058,653  $   270,326
====================================================================================================================================
Accumulation units outstanding                114,256      694,763   11,310,722    1,301,749    3,029,401    1,199,790      233,481
====================================================================================================================================
Net asset value per accumulation unit     $      0.97  $      0.98  $      1.40  $      0.99  $      1.18  $      0.88  $      1.16
====================================================================================================================================
                                                                            SEGREGATED ASSET SUBACCOUNTS
                                          ------------------------------------------------------------------------------------------
DECEMBER 31, 2000 (CONTINUED)                     FSV          FIF          FIS          FSE          FUE          FMC          FAG
ASSETS

Investments in shares of mutual
 funds,  portfolios and units of
 the trust:
   at cost                                $    85,408  $ 9,152,233  $    69,431  $   358,962  $ 1,200,617  $   362,977  $ 5,904,540
                                          ------------------------------------------------------------------------------------------
   at market value                        $    92,256  $ 8,711,516  $    68,626  $   348,086  $ 1,105,891  $   392,653  $ 4,462,781

Dividends receivable                               --           --           --           --           --           --           --
Accounts receivable from IDS Life
 for contract purchase payments                   181        6,270           12        1,906        6,156        1,673       49,032
Receivable from mutual funds,
 portfolios and the trust for
 share redemptions                                 52        6,167           48          230          730          260        2,971
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   92,489    8,723,953       68,686      350,222    1,112,777      394,586    4,514,784
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                  52        6,167           48          230          730          260        2,971
   Transaction charge                              --           --           --           --           --           --           --
   Contract terminations                           --           --           --           --           --           --           --
Payable to mutual funds, portfolios
 and the trust for investments
 purchased                                        181        6,270           12        1,906        6,156        1,673       49,032
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 233       12,437           60        2,136        6,886        1,933       52,003
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
 contracts in accumulation period         $    92,256  $ 8,711,516  $    68,626  $   348,086  $ 1,105,891  $   392,653  $ 4,462,781
====================================================================================================================================
Accumulation units outstanding                 81,251    8,063,174       70,298      342,767    1,219,898      327,812    5,937,849
====================================================================================================================================
Net asset value per accumulation unit     $      1.14  $      1.08  $      0.98  $      1.02  $      0.91  $      1.20  $      0.75
====================================================================================================================================

See accompanying notes to financial statements


--------------------------------------------------------------------------------
56  AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                          ------------------------------------------------------------------------------------------
DECEMBER 31, 2000 (CONTINUED)                FGT          FIG           FIP         FGW          FDS          FPH          FIN
ASSETS

Investments in shares of mutual
 funds, portfolios and units of
 the trust:
   at cost                                $5,232,572   $5,488,066   $  279,386   $2,162,917   $2,522,936   $2,858,609   $3,826,882
                                          ------------------------------------------------------------------------------------------
   at market value                        $3,876,901   $4,782,730   $  275,666   $2,008,415   $2,433,881   $2,523,119   $3,216,828

Dividends receivable                              --           --           --           --           --           --           --
Accounts receivable from IDS
 Life for contract purchase
 payments                                     28,463       33,543        1,493       20,279       26,558        7,153       26,082
Receivable from mutual funds,
 portfolios and the trust for
 share redemptions                             2,619        3,174          185        1,241        1,526        1,739        2,142
------------------------------------------------------------------------------------------------------------------------------------
Total assets                               3,907,983    4,819,447      277,344    2,029,935    2,461,965    2,532,011    3,245,052
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee              2,619        3,174          185        1,241        1,526        1,739        2,142
   Transaction charge                             --           --           --           --           --           --           --
   Contract terminations                          --           --           --           --           --           --           --
Payable to mutual funds, portfolios
 and the trust for investments
 purchased                                    28,463       33,543        1,493       20,279       26,558        7,153       26,082
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             31,082       36,717        1,678       21,520       28,084        8,892       28,224
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable
 Life contracts in accumulation
 period                                   $3,876,901   $4,782,730   $  275,666   $2,008,415   $2,433,881   $2,523,119   $3,216,828
====================================================================================================================================
Accumulation units outstanding             5,390,454    5,721,975      286,622    2,175,333    2,518,391    2,796,817    4,467,894
====================================================================================================================================
Net asset value per accumulation unit     $     0.72   $     0.84   $     0.96   $     0.92   $     0.97   $     0.90   $     0.72
====================================================================================================================================
                                                                SEGREGATED ASSET SUBACCOUNTS
                                    -------------------------------------------------------------------------------     COMBINED
DECEMBER 31, 2000 (CONTINUED)            FNO         FVS         FMI        FVA        FIC        FSP        F04    VARIABLE ACCOUNT
ASSETS

Investments in shares of mutual
 funds, portfolios and units of
 the trust:
   at cost                          $372,305,407  $4,073,899   $830,855   $739,801  $1,733,332  $902,085  $5,529,954  $3,151,810,522
                                    --------------------------------------------------------------------------------
   at market value                  $372,505,272  $3,631,022   $843,356   $814,032  $1,468,404  $940,350  $8,936,018  $3,273,939,797
Dividends receivable                         --          --         --         --          --        --          --        3,960,425
Accounts receivable from IDS
 Life for contract purchase
 payments                                299,762      32,743      1,510     12,066      28,146    20,924       5,223       1,806,740
Receivable from mutual funds,
 portfolios and the trust for
 share redemptions                       271,401       2,381        578        526         946       617       8,144         642,642
------------------------------------------------------------------------------------------------------------------------------------
Total assets                         373,076,435   3,666,146    845,444    826,624   1,497,496   961,891   8,949,385   3,280,349,604
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee        271,401       2,381        578        526         946       617       6,374       2,333,709
   Transaction charge                        --          --         --         --          --        --        1,770           1,770
   Contract terminations                     --          --         --         --          --        --          --           55,084
Payable to mutual funds,
 portfolios and the trust for
 investments purchased                   299,762      32,743      1,510     12,066      28,146    20,924       5,223       4,442,637
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                        571,163      35,124      2,088     12,592      29,092    21,541      13,367       6,833,200
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable
 Life contracts in accumulation
 period                             $372,505,272  $3,631,022   $843,356   $814,032  $1,468,404  $940,350  $8,936,018  $3,273,516,404
====================================================================================================================================
Accumulation units outstanding       205,937,600   4,011,016    735,242    645,018   1,980,589   889,813   2,767,349
====================================================================================================================================
Net asset value per accumulation
 unit                               $       1.81  $     0.91   $   1.15   $   1.26  $     0.74  $   1.06  $     3.23
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                    PROSPECTUS-- MAY 1, 2001  57

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                        --------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                   U          FEI         Y           V             IL              X            W
INVESTMENT INCOME

Dividend income from mutual
 funds, portfolios and the trust        $ 347,499,412  $ 24,529  $  794,532  $ 5,321,676  $  58,819,246  $  41,234,632  $3,278,053
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee          14,485,013    22,518     128,499      752,857      3,116,827      6,414,426     506,778
   Transaction charge                              --        --          --           --             --             --          --

------------------------------------------------------------------------------------------------------------------------------------
Total expenses                             14,485,013    22,518     128,499      752,857      3,116,827      6,414,426     506,778
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net            333,014,399     2,011     666,033    4,568,819     55,702,419     34,820,206   2,771,275
====================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds,
 portfolios and the trust:
   Proceeds from sales                     56,955,980   273,760   7,096,121   11,011,769      5,680,827     40,682,113  33,654,439
   Cost of investments sold                31,468,446   275,677   7,384,493   11,836,905      4,872,118     29,169,951  33,654,174
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments    25,487,534    (1,917)   (288,372)    (825,136)       808,709     11,512,162         265
Net change in unrealized appreciation
 or depreciation of investments          (777,492,931)   49,345   1,074,999      986,190   (156,344,577)                      (475)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments           (752,005,397)   47,428     786,627      161,054   (155,535,868)                      (210)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations              $(418,990,998) $ 49,439  $1,452,660  $ 4,729,873  $ (99,833,449) $(103,979,203) $2,771,065
====================================================================================================================================
                                                                      SEGREGATED ASSET SUBACCOUNTS
                                         -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                                 FBC(1)       FBD(1)      FCR(1)       FCM(1)      FDE(1)      FEM(1)       FEX(1)
INVESTMENT INCOME

Dividend income from mutual
 funds, portfolios and the trust         $    1,795   $    7,596  $   10,968   $   46,937  $    1,683  $       --   $   19,503
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee             1,876        1,056         234        7,038       1,286         274        1,694
   Transaction charge                            --           --          --           --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                1,876        1,056         234        7,038       1,286         274        1,694
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                  (81)       6,540      10,734       39,899         397        (274)      17,809
====================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of
 investments in mutual funds,
 portfolios and the trust:
   Proceeds from sales                      159,213       23,281      31,754    1,293,244     298,653       8,268       58,827
   Cost of investments sold                 161,552       23,256      36,357    1,293,240     296,289       9,354       60,439
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments      (2,339)          25      (4,603)           4       2,364      (1,086)      (1,612)
Net change in unrealized appreciation
 or depreciation of investments             (64,018)       7,819     (18,118)         108       2,359     (15,391)     (53,163)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (66,357)       7,844     (22,721)         112       4,723     (16,477)     (54,775)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations               $  (66,438)  $   14,384  $  (11,987)  $   40,011  $    5,120  $  (16,751)  $  (36,966)
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
58  AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                          --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                                 FFI(1)      FGB(1)       FGR(1)        FIE(1)      FMF(1)        FND          FIV(1)
INVESTMENT INCOME

Dividend income from mutual
 funds, portfolios and the trust          $  2,213    $  1,433     $      --    $   85,907    $ 22,412   $ 2,275,914   $   3,383
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee              350         513         9,443         1,247         834       169,645       1,789
   Transaction charge                           --          --            --            --          --            --          --
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                 350         513         9,443         1,247         834       169,645       1,789
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net               1,863         920        (9,443)       84,660      21,578     2,106,269       1,594
====================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds,
portfolios and the trust:
   Proceeds from sales                      23,564      83,941        40,668         7,675      13,797       324,608      19,891
   Cost of investments sold                 23,329      84,407        46,277         9,213      14,102       321,917      20,682
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments        235        (466)       (5,609)       (1,538)       (305)        2,691        (791)
Net change in unrealized appreciation
 or depreciation of investments              2,644       8,448      (913,680)     (132,389)    (37,843)   (5,918,989)    (57,877)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               2,879       7,982      (919,289)     (133,927)    (38,148)   (5,916,298)    (58,668)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                $  4,742    $  8,902     $(928,732)   $  (49,267)   $(16,570)  $(3,810,029)  $ (57,074)
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                          --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                                FSM(1)        FSA(1)      FCA(1)      FCD(1)         FGI         FIR(1)        FVL
INVESTMENT INCOME

Dividend income from mutual
 funds, portfolios and the trust          $ 11,432   $   644,605   $  38,739    $     --   $ 13,322,551    $     --   $  221,311
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee              933         5,569       3,302       1,919      4,015,010       2,014       61,660
   Transaction charge                           --            --          --          --             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                 933         5,569       3,302       1,919      4,015,010       2,014       61,660
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net              10,499       639,036      35,437      (1,919)     9,307,541      (2,014)     159,651
====================================================================================================================================

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds,
 portfolios and the trust:
   Proceeds from sales                      14,366        30,188      18,378       8,063      2,402,422      12,700      348,443
   Cost of investments sold                 15,317        30,414      20,210       8,381      1,825,867      13,463      351,096
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments       (951)         (226)     (1,832)       (318)       576,555        (763)      (2,653)
Net change in unrealized appreciation
 or depreciation of investments            (12,835)   (1,125,698)   (297,445)    (13,721)   (86,286,587)    (33,614)   1,521,164
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             (13,786)   (1,125,924)   (299,277)    (14,039)   (85,710,032)    (34,377)   1,518,511
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                $ (3,287)  $  (486,888)  $(263,840)   $(15,958)  $(76,402,491)   $(36,391)  $1,678,162
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001  59

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS

STATEMENTS OF OPERATIONS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                                  FSB(1)       FEG(1)         FSC          FGC(1)        FMP(1)      FOS(1)      FRE(1)
INVESTMENT INCOME

Dividend income from mutual
 funds, portfolios and the trust            $ 4,880     $    541     $ 3,515,433     $     --      $ 12,243    $    --      $   --
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee               199        1,553         104,712        2,702        7,053       2,086         529
   Transaction charge                            --           --              --           --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                  199        1,553         104,712        2,702        7,053       2,086         529
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                4,681       (1,012)      3,410,721       (2,702)       5,190      (2,086)       (529)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds,
 portfolios and the trust:
   Proceeds from sales                        6,356      128,666         210,333       16,982       51,981      31,960      13,503
   Cost of investments sold                   6,451      129,509         208,043       16,816       50,369      33,982      13,142
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments         (95)        (843)          2,290          166        1,612      (2,022)        361
Net change in unrealized appreciation
 or depreciation of investments              (9,520)     (53,124)     (7,007,504)     (29,222)     138,514     (76,185)     13,176
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               (9,615)     (53,967)     (7,005,214)     (29,056)     140,126     (78,207)     13,537
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                  $(4,934)    $(54,979)    $(3,594,493)    $(31,758)    $145,316    $(80,293)    $13,008
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                                 FSV(1)         FIF        FIS(1)       FSE(1)       FUE(1)      FMC(1)        FAG(1)
INVESTMENT INCOME

Dividend income from mutual
 funds, portfolios and the trust            $  --     $  622,380     $    --      $ 10,978     $ 12,932     $11,923    $    53,143
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee              138        56,511         146           758        2,406         694         11,153
   Transaction charge                          --            --           --            --           --          --             --
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                 138        56,511         146           758        2,406         694         11,153
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                (138)      565,869        (146)       10,220       10,526      11,229         41,990
====================================================================================================================================

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds,
 portfolios and the trust:
   Proceeds from sales                       8,767       465,642       7,893         4,776       12,841      11,418         91,251
   Cost of investments sold                  8,615       474,209       8,097         4,842       13,299      11,025        101,933
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments        152        (8,567)       (204)          (66)        (458)        393        (10,682)
Net change in unrealized appreciation
 or depreciation of investments              6,848      (656,374)       (805)      (10,876)     (94,726)     29,676     (1,441,759)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               7,000      (664,941)     (1,009)      (10,942)     (95,184)     30,069     (1,452,441)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                  $6,862    $  (99,072)    $(1,155)     $   (722)    $(84,658)    $41,298    $(1,410,451)
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
60  AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                         -------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                                 FGT(1)        FIG(1)      FIP(1)      FGW(1)        FDS(1)          FPH        FIN(1)
INVESTMENT INCOME

Dividend income from mutual
 funds, portfolios and the trust         $    23,195   $   50,889   $   3,319   $       --   $        --   $  168,082   $       --
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee             11,071       11,826         627        3,951         4,504       16,885        7,696
   Transaction charge                             --           --          --           --            --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                11,071       11,826         627        3,951         4,504       16,885        7,696
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                12,124       39,063       2,692       (3,951)       (4,504)     151,197       (7,696)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds,
 portfolios and the trust:
   Proceeds from sales                       111,697        2,921       6,932        3,040        15,133      523,339      133,693
   Cost of investments sold                  121,628        2,975       6,814        2,929        16,241      537,751      160,569
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
 investments                                  (9,931)         (54)        118          111        (1,108)     (14,412)     (26,876)
Net change in unrealized
 appreciation or depreciation
 of investments                           (1,355,671)    (705,336)     (3,720)    (154,502)      (89,055)    (353,695)    (610,054)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            (1,365,602)    (705,390)     (3,602)    (154,391)      (90,163)    (368,107)    (636,930)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations        $(1,353,478)  $ (666,327)  $    (910)  $ (158,342)  $  (94,667)  $ (216,910)  $ (644,626)
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                -----------------------------------------------------------------------------------     COMBINED
PERIOD ENDED DECEMBER 31, 2000                                                                                          VARIABLE
(CONTINUED)                            FNO         FVS(1)     FMI(1)    FVA(1)      FIC(1)     FSP(1)       F04         ACCOUNT
 INVESTMENT INCOME

Dividend income from mutual
 funds, portfolios and the
 trust                          $  33,097,945   $      --   $ 22,471  $    596   $      --   $     --   $       --  $   511,301,412
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense
     risk fee                       3,946,788       7,332      2,145     1,610       3,423      1,991       80,835       34,005,928
   Transaction charge                      --          --         --        --          --         --       22,452           22,452
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                      3,946,788       7,332      2,145     1,610       3,423      1,991      103,287       34,028,380
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)--net      29,151,157      (7,332)    20,326    (1,014)     (3,423)    (1,991)    (103,287)     477,273,032
====================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales
 of investments in mutual
 funds, portfolios and the
 trust:
   Proceeds from sales              1,173,957      14,484    130,038   146,969      36,203     11,805    2,145,890      166,095,423
   Cost of investments sold           830,987      14,167    124,263   140,488      38,777     11,976    1,437,080      127,853,903
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
 investments                          342,970         317      5,775     6,481      (2,574)      (171)     708,810       38,241,520
Net change in unrealized
 appreciation or depreciation
 of investments                  (166,014,933)   (442,877)    12,501    74,231    (264,928)    38,265      378,139   (1,354,161,362)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments   (165,671,963)   (442,560)    18,276    80,712    (267,502)    38,094    1,086,949   (1,315,919,842)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from
 operations                     $(136,520,806)  $(449,892)  $ 38,602  $ 79,698   $(270,925)  $ 36,103   $  983,662  $  (838,646,810)
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                    PROSPECTUS-- MAY 1, 2001  61

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS

STATEMENTS OF OPERATIONS

                                                              SEGREGATED ASSET SUBACCOUNTS
                                             ------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 1999                       U            FEI(1)         Y              V
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Dividend income from mutual
 funds, portfolios and the trust             $         --       $   634   $   940,641      $ 6,162,508
---------------------------------------------------------------------------------------------------------
Expenses
    Mortality and expense risk fee              9,348,608         2,388       150,069          766,679
    Transaction charge                                 --            --            --               --
---------------------------------------------------------------------------------------------------------
Total expenses                                  9,348,608         2,388       150,069          766,679
---------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                 (9,348,608)       (1,754)      790,572        5,395,829
=========================================================================================================
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS-- NET
---------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of
investments in mutual funds,
 portfolios and the trust:
    Proceeds from sales                        39,993,663         6,434     3,213,588        6,580,661
    Cost of investments sold                   30,235,968         6,490     3,314,366        6,850,009
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments         9,757,695           (56)     (100,778)        (269,348)
Net change in unrealized appreciation
 or depreciation of investments               724,869,085        36,421    (1,155,624)      (5,531,675)
---------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                734,626,780        36,365    (1,256,402)      (5,801,023)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                   $725,278,172       $34,611   $  (465,830)     $  (405,194)
=========================================================================================================

                                                              SEGREGATED ASSET SUBACCOUNTS
                                             ------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 1999                     IL               X                W           FND(2)
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Dividend income from mutual
 funds, portfolios and the trust               $ 7,448,000     $ 18,134,661      $2,146,451      $  5,816
---------------------------------------------------------------------------------------------------------
Expenses
    Mortality and expense risk fee               2,559,090        5,574,388         416,151         1,261
    Transaction charge                                  --               --              --            --
---------------------------------------------------------------------------------------------------------
Total expenses                                   2,559,090        5,574,388         416,151         1,261
---------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                   4,888,910       12,560,273       1,730,300         4,555
=========================================================================================================
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS-- NET
---------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of
investments in mutual funds,
 portfolios and the trust:
    Proceeds from sales                          4,607,322       18,745,240       8,922,156           244
    Cost of investments sold                     3,679,413       14,868,592       8,922,130           245
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments            927,909        3,876,648              26            (1)
Net change in unrealized appreciation
 or depreciation of investments                 89,942,800      119,944,554             794       133,002
---------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  90,870,709      123,821,202             820       133,001
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                     $95,759,619     $136,381,475      $1,731,120      $137,556
=========================================================================================================

(1) For the period June 17, 1999 (commencement of operations) to Dec. 31, 1999.

(2) For the period Nov. 1, 1999 (commencement of operations) to Dec. 31, 1999.

                                                          SEGREGATED ASSET SUBACCOUNTS
                                             ------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 1999 (CONTINUED)          FGI         FVL(1)       FIF(1)         FPH(1)
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Dividend income from mutual funds,
 portfolios and the trust                    $  3,192,821     $      --    $       --        $      --
---------------------------------------------------------------------------------------------------------
Expenses
    Mortality and expense risk fee              2,295,169         5,358         3,575            1,708
    Transaction charge                                 --            --            --               --
---------------------------------------------------------------------------------------------------------
Total expenses                                  2,295,169         5,358         3,575            1,708
---------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                    897,652        (5,358)       (3,575)          (1,708)
=========================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS-- NET
---------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of
 investments in mutual funds,
 portfolios and the trust:
    Proceeds from sales                                --         5,084         2,348          171,245
    Cost of investments sold                           --         5,236         2,344          168,854
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                --          (152)            4            2,391
Net change in unrealized appreciation or
 depreciation of investments                   82,169,165       (92,108)      215,657           18,205
---------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 82,169,165       (92,260)      215,661           20,596
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                    $83,066,817      $(97,618)     $212,086         $ 18,888
=========================================================================================================


                                                                                             COMBINED
PERIOD ENDED DECEMBER 31, 1999 (CONTINUED)            FNO      FSC(1)           F04      VARIABLE ACCOUNT
INVESTMENT INCOME
Dividend income from mutual funds,
 portfolios and the trust                   $   2,245,498  $     95,880  $         --     $    40,372,910
---------------------------------------------------------------------------------------------------------
Expenses
    Mortality and expense risk fee              1,911,771         6,350        92,137          23,134,702
    Transaction charge                                 --            --        25,594              25,594
---------------------------------------------------------------------------------------------------------
Total expenses                                  1,911,771         6,350       117,731          23,160,296
---------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                    333,727        89,530      (117,731)         17,212,614
=========================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS-- NET
---------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of
 investments in mutual funds,
 portfolios and the trust:
---------------------------------------------------------------------------------------------------------
    Proceeds from sales                            14,996        20,532     1,651,028          83,934,541
    Cost of investments sold                        9,702        16,890     1,103,046          69,183,285
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments             5,294         3,642       547,982          14,751,256
Net change in unrealized appreciation or
 depreciation of investments                  139,915,127     1,004,239      (929,715)      1,150,539,927
---------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                139,920,421     1,007,881      (381,733)      1,165,291,183
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                   $140,254,148    $1,097,411    $ (499,464)     $1,182,503,797
=========================================================================================================

(2) For the period May 3, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
62  AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS

STATEMENTS OF OPERATIONS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1998                          U              Y              V            IL             X
INVESTMENT INCOME

Dividend income from mutual funds,
portfolios and the trust                       $127,552,190   $   651,047    $ 5,482,824   $10,109,537    $44,064,797
---------------------------------------------------------------------------------------------------------------------
Expenses:
    Mortality and expense risk fee                7,017,729        95,855        673,510     1,923,842      4,505,632
    Transaction charge                                   --            --             --            --             --
---------------------------------------------------------------------------------------------------------------------
Total expenses                                    7,017,729        95,855        673,510     1,923,842      4,505,632

Investment income (loss)-- net                  120,534,461       555,192      4,809,314     8,185,695     39,559,165
=====================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments
in mutual funds, portfolios and the trust:
    Proceeds from sales                           9,112,329     2,869,520      2,569,475     1,835,092      3,977,679
    Cost of investments sold                      7,404,017     2,821,030      2,534,204     1,688,869      3,476,801
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments           1,708,312        48,490         35,271       146,223        500,878
Net change in unrealized appreciation or
depreciation of investments                     (54,778,267)      143,444     (1,588,877)   27,604,400     24,071,107
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (53,069,955)      191,934     (1,553,606)   27,750,623     24,571,985
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                     $  67,464,506   $   747,126    $ 3,255,708   $35,936,318    $64,131,150
=====================================================================================================================

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------      COMBINED
YEAR ENDED DECEMBER 31, 1998                          W             FGI           FNO            F04     VARIABLE ACCOUNT
INVESTMENT INCOME

Dividend income from mutual funds,
portfolios and the trust                       $  1,502,154  $  2,141,220   $    962,047  $          --      $192,465,816
-------------------------------------------------------------------------------------------------------------------------
Expenses:
    Mortality and expense risk fee                  274,445       894,291        771,763         70,451        16,227,518
    Transaction charge                                   --            --             --         25,415            25,415
-------------------------------------------------------------------------------------------------------------------------
Total expenses                                      274,445       894,291        771,763         95,866        16,252,933

Investment income (loss)-- net                    1,227,709     1,246,929        190,284        (95,866)      176,212,883
=========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments
in mutual funds, portfolios and the trust:
    Proceeds from sales                          12,888,386       352,149            285      1,237,707        34,842,622
    Cost of investments sold                     12,888,474       309,487            297        800,049        31,923,228
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                 (88)       42,662            (12)       437,658         2,919,394
Net change in unrealized appreciation or
depreciation of investments                              50    26,122,797     21,170,328        694,437        43,439,419
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          (38)   26,165,459     21,170,316      1,132,095        46,358,813
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      $  1,227,671   $27,412,388    $21,360,600     $1,036,229      $222,571,696
=========================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 63

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                       ------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                                                       U            FEI             Y             V
OPERATIONS

Investment income (loss)-- net                                         $   333,014,399  $       2,011  $     666,033  $  4,568,819
Net realized gain (loss) on investments                                     25,487,534         (1,917)      (288,372)     (825,136)
Net change in unrealized appreciation or depreciation of investments      (777,492,931)        49,345      1,074,999       986,190
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (418,990,998)        49,439      1,452,660     4,729,873
===================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                 142,551,130        834,271      2,934,146    12,895,202
Net transfers(1)                                                            52,186,807      1,427,989     (6,381,777)   (7,039,945)
Transfers for policy loans                                                 (24,554,955)       (26,130)      (128,655)     (394,956)
Policy charges                                                             (41,963,705)       (95,944)    (1,132,765)   (4,991,894)
Contract terminations:
    Surrender benefits                                                    (102,251,190)       (14,432)      (712,713)   (4,355,035)
    Death benefits                                                          (3,753,082)            --        (38,865)     (356,059)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              22,215,005      2,125,754     (5,460,629)   (4,242,687)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          1,642,089,713      1,344,953     17,551,392    84,989,213
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $1,245,313,720     $3,520,146    $13,543,423   $85,476,399
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                     211,900,458      1,384,653      8,219,277    37,532,704
Contract purchase payments                                                  18,918,978        884,575      1,330,009     5,623,325
Net transfers(1)                                                             6,847,078      1,518,868     (2,926,911)   (3,064,783)
Transfers for policy loans                                                  (3,199,365)       (27,990)       (57,664)     (171,718)
Policy charges                                                              (5,549,793)      (101,199)      (503,797)   (2,162,816)
Contract terminations:
    Surrender benefits                                                     (13,323,969)       (15,688)      (332,510)   (1,965,515)
    Death benefits                                                            (331,075)            --        (15,079)     (100,870)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           215,262,312      3,643,219      5,713,325    35,690,327
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                       ---------------------------------------------
YEAR ENDED DECEMBER 31, 2000                                                    IL             X                W
OPERATIONS

Investment income (loss)-- net                                         $   55,702,419 $   34,820,206   $   2,771,275
Net realized gain (loss) on investments                                       808,709     11,512,162             265
Net change in unrealized appreciation or depreciation of investments     (156,344,577)  (150,311,571)           (475)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (99,833,449)  (103,979,203)      2,771,065
====================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                 51,956,422     72,671,687      38,949,316
Net transfers(1)                                                           31,976,752     (3,176,411)    (37,524,685)
Transfers for policy loans                                                 (4,136,345)    (8,425,859)         98,516
Policy charges                                                             (9,940,449)   (24,935,490)     (5,780,575)
Contract terminations:
    Surrender benefits                                                    (21,634,665)   (43,969,410)     (4,308,054)
    Death benefits                                                           (788,496)    (1,833,315)       (136,587)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             47,433,219     (9,668,798)     (8,702,069)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           372,434,711    722,152,290      63,121,204
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $ 320,034,481  $ 608,504,289    $ 57,190,200
====================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    129,850,236    145,546,914      36,916,076
Contract purchase payments                                                 20,834,989     14,611,983      22,249,200
Net transfers(1)                                                           12,112,801       (612,950)    (13,458,135)
Transfers for policy loans                                                 (1,670,342)    (1,682,213)     (8,015,598)
Policy charges                                                             (3,982,378)    (5,001,933)     (3,292,338)
Contract terminations:
    Surrender benefits                                                     (8,673,455)    (8,949,062)     (2,525,116)
    Death benefits                                                           (171,030)      (205,848)        (32,228)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          148,300,821    143,706,891      31,841,861
====================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
64 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                           --------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                      FBC(1)        FBD(1)         FCR(1)        FCM(1)
OPERATIONS

Investment income (loss)-- net                                             $       (81)    $    6,540      $  10,734  $     39,899
Net realized gain (loss) on investments                                         (2,339)            25         (4,603)            4
Net change in unrealized appreciation or depreciation of investments           (64,018)         7,819        (18,118)          108
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                (66,438)        14,384        (11,987)       40,011
===================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                     104,200        140,996         22,419     2,264,370
Net transfers(2)                                                               806,839        465,028         89,950     1,961,253
Transfers for policy loans                                                          --             --             --       (40,922)
Policy charges                                                                 (11,755)       (10,235)        (2,521)     (127,957)
Contract terminations:
    Surrender benefits                                                            (337)           (18)           (93)           (7)
    Death benefits                                                                  --             --             --            --
Increase (decrease) from contract transactions                                 898,947        595,771        109,755     4,056,737
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                     --             --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                     $832,509       $610,155      $  97,768    $4,096,748
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                              --             --             --            --
Contract purchase payments                                                     110,495        134,318         24,103     2,215,212
Net transfers(2)                                                               834,993        443,788         93,746     1,923,699
Transfers for policy loans                                                          --             --             --       (40,022)
Policy charges                                                                 (12,448)        (9,634)        (2,764)     (125,107)
Contract terminations:
    Surrender benefits                                                            (378)          (107)           (92)           (6)
    Death benefits                                                                  --             --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                               932,662        568,365        114,993     3,973,776
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                           ------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                     FDE(1)        FEM(1)           FEX(1)
OPERATIONS

Investment income (loss)-- net                                             $       397    $      (274)      $  17,809
Net realized gain (loss) on investments                                          2,364         (1,086)         (1,612)
Net change in unrealized appreciation or depreciation of investments             2,359        (15,391)        (53,163)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  5,120        (16,751)        (36,966)
=====================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                      70,369         18,219         114,245
Net transfers(2)                                                               146,828        110,002         678,697
Transfers for policy loans                                                      50,111             --          (1,409)
Policy charges                                                                  (3,256)        (1,703)         (9,209)
Contract terminations:
    Surrender benefits                                                              --           (316)             --
    Death benefits                                                                  --             --              --
Increase (decrease) from contract transactions                                 264,052        126,202         782,324
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                     --             --              --
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                     $269,172       $109,451        $745,358
=====================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                              --             --              --
Contract purchase payments                                                      71,190         21,321         118,277
Net transfers(2)                                                               153,556        122,228         697,062
Transfers for policy loans                                                      51,472             --          (1,521)
Policy charges                                                                  (3,366)        (2,006)         (9,626)
Contract terminations:
    Surrender benefits                                                              --           (389)             --
    Death benefits                                                                  --             --              --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                               272,852        141,154         804,192
=====================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 65

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                         -------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                   FFI(1)        FGB(1)         FGR(1)        FIE(1)
OPERATIONS

Investment income (loss)-- net                                           $    1,863    $       920  $      (9,443)   $   84,660
Net realized gain (loss) on investments                                         235           (466)        (5,609)       (1,538)
Net change in unrealized appreciation or depreciation of investments          2,644          8,448       (913,680)     (132,389)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               4,742          8,902       (928,732)      (49,267)
================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                   23,744         46,076      1,263,017        86,773
Net transfers(2)                                                            103,751        189,877      4,277,184       457,372
Transfers for policy loans                                                       --        (27,478)       (10,762)       (3,394)
Policy charges                                                               (4,796)        (2,874)       (91,155)      (15,343)
Contract terminations:
    Surrender benefits                                                           --             --        (15,083)           --
    Death benefits                                                               --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              122,699        205,601      5,423,201       525,408
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                  --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                  $127,441       $214,503     $4,494,469     $ 476,141
================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                           --             --             --            --
Contract purchase payments                                                   22,744         45,005      1,410,239        96,308
Net transfers(2)                                                            100,649        185,233      4,557,897       478,092
Transfers for policy loans                                                       --        (27,115)       (11,571)       (3,715)
Policy charges                                                               (4,581)        (2,802)      (101,905)      (16,660)
Contract terminations:
    Surrender benefits                                                           --             --        (19,641)           --
    Death benefits                                                               --             --             --            --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            118,812        200,321      5,835,019       554,025
================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                         ----------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 FMF(1)          FND            FIV(1)
OPERATIONS

Investment income (loss)-- net                                           $  21,578   $  2,106,269    $      1,594
Net realized gain (loss) on investments                                       (305)         2,691            (791)
Net change in unrealized appreciation or depreciation of investments       (37,843)    (5,918,989)        (57,877)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            (16,570)    (3,810,029)        (57,074)
=================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                  84,538     10,607,630         196,723
Net transfers(2)                                                           517,128     25,788,226         832,137
Transfers for policy loans                                                  (1,779)      (253,720)             --
Policy charges                                                             (16,771)    (1,212,450)        (18,481)
Contract terminations:
    Surrender benefits                                                          --        (91,535)            (66)
    Death benefits                                                              --       (112,606)             --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             583,116     34,725,545       1,010,313
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                 --      2,571,268              --
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $566,546    $33,486,784      $  953,239
=================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                          --      2,231,692              --
Contract purchase payments                                                  84,366      9,223,111         204,670
Net transfers(2)                                                           525,208     22,264,142         866,646
Transfers for policy loans                                                  (1,804)      (221,198)             --
Policy charges                                                             (17,235)    (1,050,928)        (19,457)
Contract terminations:
    Surrender benefits                                                          --       (191,741)            (70)
    Death benefits                                                              --             --              --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           590,535     32,255,078       1,051,789
=================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
66 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                            -----------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                    FSM(1)        FSA(1)         FCA(1)        FCD(1)
OPERATIONS

Investment income (loss)-- net                                                10,499   $    639,036     $   35,437   $    (1,919)
Net realized gain (loss) on investments                                         (951)          (226)        (1,832)         (318)
Net change in unrealized appreciation or depreciation of investments         (12,835)    (1,125,698)      (297,445)      (13,721)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               (3,287)      (486,888)      (263,840)      (15,958)
=================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                   109,102        644,853        429,614       236,263
Net transfers(2)                                                             388,108      2,351,941      1,425,170       822,246
Transfers for policy loans                                                       (25)          (788)        (3,663)       (1,816)
Policy charges                                                                (5,604)       (50,986)       (28,974)      (13,759)
Contract terminations:
    Surrender benefits                                                           (52)        (9,278)          (284)         (682)
    Death benefits                                                                --             --             --            --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               491,529      2,935,742      1,821,863     1,042,252
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   --             --             --            --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                   $488,242    $ 2,448,854     $1,558,023    $1,026,294
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                            --             --             --            --
Contract purchase payments                                                   109,354        633,604        428,470       234,139
Net transfers(2)                                                             386,429      2,254,355      1,381,301       806,285
Transfers for policy loans                                                        47           (767)        (3,435)       (1,890)
Policy charges                                                                (5,669)       (51,689)       (29,613)      (13,705)
Contract terminations:
    Surrender benefits                                                           (49)       (11,055)          (296)         (695)
    Death benefits                                                                --             --             --            --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             490,112      2,824,448      1,776,427     1,024,134
=================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                            ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                           FGI         FIR(1)             FVL
OPERATIONS

Investment income (loss)-- net                                              $    9,307,541  $      (2,014)  $     159,651
Net realized gain (loss) on investments                                            576,555           (763)         (2,653)
Net change in unrealized appreciation or depreciation of investments           (86,286,587)       (33,614)      1,521,164
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                (76,402,491)       (36,391)      1,678,162
=========================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                      89,412,868        234,757       2,610,913
Net transfers(2)                                                                71,447,690        886,154       3,422,828
Transfers for policy loans                                                      (4,993,657)         2,229         (46,021)
Policy charges                                                                 (15,504,088)       (13,139)       (290,867)
Contract terminations:
    Surrender benefits                                                         (23,606,538)            --         (43,160)
    Death benefits                                                                (684,385)            --              --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                 116,071,890      1,110,001       5,653,693
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                389,883,136             --       3,136,167
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                     $429,552,535     $1,073,610     $10,468,022
=========================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                         185,561,217             --       3,552,663
Contract purchase payments                                                      43,192,439        255,800       2,982,264
Net transfers(2)                                                                34,206,463        940,356       4,019,467
Transfers for policy loans                                                      (2,397,853)         2,273         (53,117)
Policy charges                                                                  (7,416,566)       (14,288)       (317,570)
Contract terminations:
    Surrender benefits                                                         (11,572,143)            --         (56,255)
    Death benefits                                                                (148,693)            --              --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                               241,424,864      1,184,141      10,127,452
=========================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                    PROSPECTUS-- MAY 1, 2001  67

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 FSB(1)          FEG(1)           FSC           FGC(1)
OPERATIONS

Investment income (loss)-- net                                         $      4,681    $     (1,012)   $  3,410,721    $     (2,702)
Net realized gain (loss) on investments                                         (95)           (843)          2,290             166
Net change in unrealized appreciation or depreciation of investments         (9,520)        (53,124)     (7,007,504)        (29,222)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              (4,934)        (54,979)     (3,594,493)        (31,758)
====================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                   12,079         144,410       5,295,168         312,137
Net transfers(2)                                                            104,532         602,134      10,614,696       1,032,593
Transfers for policy loans                                                       --          (1,805)       (139,940)         (3,629)
Policy charges                                                                 (764)         (9,498)       (526,266)        (19,073)
Contract terminations:
    Surrender benefits                                                           --             (11)        (50,167)            (51)
    Death benefits                                                               --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              115,847         735,230      15,193,491       1,321,977
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                  --              --       4,224,633              --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $    110,913    $    680,251    $ 15,823,631    $  1,290,219
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                           --              --       2,450,743              --
Contract purchase payments                                                   12,046         137,831       3,237,293         306,896
Net transfers(2)                                                            102,968         567,880       6,067,064       1,017,404
Transfers for policy loans                                                       --          (1,644)        (85,347)         (3,690)
Policy charges                                                                 (758)         (9,292)       (318,100)        (18,796)
Contract terminations:
    Surrender benefits                                                           --             (12)        (40,931)            (65)
    Death benefits                                                               --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            114,256         694,763      11,310,722       1,301,749
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                FMP(1)          FOS(1)          FRE(1)
OPERATIONS

Investment income (loss)-- net                                         $      5,190    $     (2,086)   $       (529)
Net realized gain (loss) on investments                                       1,612          (2,022)            361
Net change in unrealized appreciation or depreciation of investments        138,514         (76,185)         13,176
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             145,316         (80,293)         13,008
===================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                  681,806         174,926          42,843
Net transfers(2)                                                          2,779,901         985,672         218,231
Transfers for policy loans                                                   10,755          (7,967)             --
Policy charges                                                              (48,518)        (13,685)         (3,756)
Contract terminations:
    Surrender benefits                                                       (3,174)             --              --
    Death benefits                                                               --              --              --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            3,420,770       1,138,946         257,318
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                  --              --              --
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  3,566,086    $  1,058,653    $    270,326
===================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                           --              --              --
Contract purchase payments                                                  603,048         186,000          38,624
Net transfers(2)                                                          2,462,748       1,037,361         198,268
Transfers for policy loans                                                    9,370          (8,778)             --
Policy charges                                                              (42,844)        (14,793)         (3,411)
Contract terminations:
    Surrender benefits                                                       (2,921)             --              --
    Death benefits                                                               --              --              --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          3,029,401       1,199,790         233,481
===================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
68 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                  FSV(1)          FIF           FIS(1)          FSE(1)
OPERATIONS

Investment income (loss)-- net                                         $       (138)   $    565,869    $       (146)   $     10,220
Net realized gain (loss) on investments                                         152          (8,567)           (204)            (66)
Net change in unrealized appreciation or depreciation of investments          6,848        (656,374)           (805)        (10,876)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               6,862         (99,072)         (1,155)           (722)
====================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                    7,718       2,687,015          33,837          47,299
Net transfers(2)                                                             78,776       3,849,292          37,301         308,114
Transfers for policy loans                                                       --         (59,752)             --            (914)
Policy charges                                                               (1,100)       (266,221)         (1,357)         (5,691)
Contract terminations:
    Surrender benefits                                                           --         (29,015)             --              --
    Death benefits                                                               --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               85,394       6,181,319          69,781         348,808
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                  --       2,629,269              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $     92,256    $  8,711,516    $     68,626    $    348,086
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                           --       2,354,573              --              --
Contract purchase payments                                                    7,655       2,491,291          34,285          46,679
Net transfers(2)                                                             74,618       3,547,993          37,408         302,704
Transfers for policy loans                                                       --         (55,483)             --            (950)
Policy charges                                                               (1,022)       (240,329)         (1,395)         (5,666)
Contract terminations:
    Surrender benefits                                                           --         (34,871)             --              --
    Death benefits                                                               --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             81,251       8,063,174          70,298         342,767
====================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                       ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 FUE(1)          FMC(1)         FAG(1)
OPERATIONS

Investment income (loss)-- net                                         $     10,526    $     11,229    $     41,990
Net realized gain (loss) on investments                                        (458)            393         (10,682)
Net change in unrealized appreciation or depreciation of investments        (94,726)         29,676      (1,441,759)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             (84,658)         41,298      (1,410,451)
===================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                  338,801          48,033       1,283,945
Net transfers(2)                                                            871,469         308,060       4,727,380
Transfers for policy loans                                                   (3,385)             --         (43,688)
Policy charges                                                              (16,250)         (4,738)        (94,133)
Contract terminations:
    Surrender benefits                                                          (86)             --            (272)
    Death benefits                                                               --              --              --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            1,190,549         351,355       5,873,232
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                  --              --              --
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  1,105,891    $    392,653    $  4,462,781
===================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                           --              --              --
Contract purchase payments                                                  351,861          43,992       1,362,241
Net transfers(2)                                                            888,546         288,158       4,729,084
Transfers for policy loans                                                   (3,390)             --         (50,148)
Policy charges                                                              (17,023)         (4,338)       (103,008)
Contract terminations:
    Surrender benefits                                                          (96)             --            (320)
    Death benefits                                                               --              --              --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          1,219,898         327,812       5,937,849
===================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

(2) Includes transfer activity from (to) other subaccounts and transfers from
(to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 69

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTSOPERATIONS
                                                                       -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                  FGT(1)        FIG(1)          FIP(1)          FGW(1)
OPERATIONS

Investment income (loss)-- net                                         $     12,124    $     39,063    $      2,692     $    (3,951)
Net realized gain (loss) on investments                                      (9,931)            (54)            118             111
Net change in unrealized appreciation or depreciation of investments     (1,355,671)       (705,336)         (3,720)       (154,502)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (1,353,478)       (666,327)           (910)       (158,342)
====================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                1,060,032       1,075,188          29,408         407,460
Net transfers(2)                                                          4,276,308       4,468,983         251,551       1,790,022
Transfers for policy loans                                                  (19,180)        (18,478)             --          (2,634)
Policy charges                                                              (67,251)        (71,250)         (4,383)        (27,775)
Contract terminations:
    Surrender benefits                                                      (19,530)         (5,386)             --            (316)
    Death benefits                                                               --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            5,230,379       5,449,057         276,576       2,166,757
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                  --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  3,876,901    $  4,782,730    $    275,666    $  2,008,415
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                           --              --              --              --
Contract purchase payments                                                1,155,286       1,147,782          30,665         413,644
Net transfers(2)                                                          4,358,020       4,679,189         260,560       1,793,494
Transfers for policy loans                                                  (21,981)        (20,692)             --          (3,106)
Policy charges                                                              (74,715)        (78,070)         (4,603)        (28,397)
Contract terminations:
    Surrender benefits                                                      (26,156)         (6,234)             --            (302)
    Death benefits                                                               --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          5,390,454       5,721,975         286,622       2,175,333
====================================================================================================================================

                                                                          SEGREGATED ASSET SUBACCOUNTSOPERATIONS
                                                                       --------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 FDS(1)            FPH           FIN(1)
OPERATIONS

Investment income (loss)-- net                                         $     (4,504)   $    151,197    $     (7,696)
Net realized gain (loss) on investments                                      (1,108)        (14,412)        (26,876)
Net change in unrealized appreciation or depreciation of investments        (89,055)       (353,695)       (610,054)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             (94,667)       (216,910)       (644,626)
===================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                  427,490         745,173       1,197,925
Net transfers(2)                                                          2,141,554       1,174,500       2,740,150
Transfers for policy loans                                                  (11,105)        (23,280)        (12,394)
Policy charges                                                              (29,299)        (91,968)        (57,511)
Contract terminations:
    Surrender benefits                                                          (92)         (3,890)         (6,716)
    Death benefits                                                               --              --              --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            2,528,548       1,800,535       3,861,454
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                  --         939,494              --
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  2,433,881    $  2,523,119    $  3,216,828
===================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                           --         944,282              --
Contract purchase payments                                                  433,204         772,810       1,454,908
Net transfers(2)                                                          2,126,263       1,204,865       3,107,984
Transfers for policy loans                                                  (10,916)        (24,735)        (14,066)
Policy charges                                                              (30,064)        (94,994)        (71,309)
Contract terminations:
    Surrender benefits                                                          (96)         (5,411)         (9,623)
    Death benefits                                                               --              --              --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          2,518,391       2,796,817       4,467,894
===================================================================================================================


(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
70 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                       ------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                   FNO             FVS(1)         FMI(1)        FVA(1)
OPERATIONS

Investment income (loss)-- net                                         $  29,151,157    $     (7,332)   $    20,326    $    (1,014)
Net realized gain (loss) on investments                                      342,970             317          5,775          6,481
Net change in unrealized appreciation or depreciation of investments    (166,014,933)       (442,877)        12,501         74,231
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (136,520,806)       (449,892)        38,602         79,698
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS

Contract purchase payments                                                82,453,217         915,177        112,567         91,404
Net transfers(2)                                                          94,530,584       3,237,698        704,522        653,502
Transfers for policy loans                                                (5,396,932)         (6,017)        (2,589)           236
Policy charges                                                           (13,610,203)        (63,802)        (9,746)        (9,216)
Contract terminations:
    Surrender benefits                                                   (25,064,150)         (2,142)            --         (1,592)
    Death benefits                                                          (572,987)             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           132,339,529       4,080,914        804,754        734,334
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          376,686,549              --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 372,505,272    $  3,631,022    $   843,356    $   814,032
-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                   152,538,827              --             --             --
Contract purchase payments                                                33,862,901         915,898        101,290         79,089
Net transfers(2)                                                          37,583,927       3,167,715        645,178        575,087
Transfers for policy loans                                                (2,185,599)         (5,859)        (2,381)           176
Policy charges                                                            (5,537,973)        (64,432)        (8,845)        (7,937)
Contract terminations:
    Surrender benefits                                                   (10,250,136)         (2,306)            --         (1,397)
    Death benefits                                                           (74,347)             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         205,937,600       4,011,016        735,242        645,018
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------       COMBINED
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                FIC(1)         FSP(1)          F04       VARIABLE ACCOUNT
OPERATIONS

Investment income (loss)-- net                                         $    (3,423)   $    (1,991)   $  (103,287)  $   477,273,032
Net realized gain (loss) on investments                                     (2,574)          (171)       708,810        38,241,520
Net change in unrealized appreciation or depreciation of investments      (264,928)        38,265        378,139    (1,354,161,362)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (270,925)        36,103        983,662      (838,646,810)
----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS

Contract purchase payments                                                 363,459        192,123        810,299       532,504,802
Net transfers(2)                                                         1,398,021        731,728     (1,383,501)      291,870,912
Transfers for policy loans                                                  (1,353)          (886)       (95,021)      (48,741,436)
Policy charges                                                             (20,763)       (18,644)      (470,320)     (121,839,926)
Contract terminations:
    Surrender benefits                                                         (35)           (74)      (526,709)     (226,726,356)
    Death benefits                                                              --             --        (67,463)       (8,343,845)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           1,739,329        904,247     (1,732,715)      418,724,151
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                 --             --      9,685,071     3,693,439,063
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 1,468,404    $   940,350    $ 8,936,018   $ 3,273,516,404
----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                          --             --      3,350,854
Contract purchase payments                                                 434,894        189,329        270,429
Net transfers(2)                                                         1,572,423        719,847       (465,333)
Transfers for policy loans                                                  (1,561)          (855)       (34,868)
Policy charges                                                             (25,058)       (18,435)      (155,720)
Contract terminations:
    Surrender benefits                                                        (109)           (73)      (177,959)
    Death benefits                                                              --             --        (20,054)
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         1,980,589        889,813      2,767,349
=================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                    PROSPECTUS-- MAY 1, 2001  71

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 1999                                                 U            FEI(1)           Y               V
OPERATIONS

Investment income (loss)-- net                                         $   (9,348,608)   $   (1,754)   $    790,572    $  5,395,829
Net realized gain (loss) on investments                                     9,757,695           (56)       (100,778)       (269,348)
Net change in unrealized appreciation or depreciation of investments      724,869,085        36,421      (1,155,624)     (5,531,675)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           725,278,172        34,611        (465,830)       (405,194)
====================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                133,387,819       219,594       4,606,568      17,115,531
Net transfers(2)                                                           (1,507,552)    1,105,467       3,044,087      (4,934,698)
Transfers for policy loans                                                (10,320,087)       (1,603)         68,482        (369,444)
Policy charges                                                            (36,606,464)      (13,116)     (1,208,810)     (5,439,611)
Contract terminations:
    Surrender benefits                                                    (54,718,453)           --      (1,057,962)     (3,511,478)
    Death benefits                                                         (3,766,920)           --         (26,640)       (260,076)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             26,468,343     1,310,342       5,425,725       2,600,224
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           890,343,198            --      12,591,497      82,794,183
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $1,642,089,713    $1,344,953    $ 17,551,392    $ 84,989,213
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    205,971,122            --       5,728,665      36,389,966
Contract purchase payments                                                 28,418,504       232,022       2,132,600       7,566,628
Net transfers(2)                                                           (1,065,345)    1,168,177       1,392,491      (2,183,191)
Transfers for policy loans                                                 (2,101,106)       (1,662)         31,635        (163,344)
Policy charges                                                             (7,772,005)      (13,884)       (561,464)     (2,406,056)
Contract terminations:
    Surrender benefits                                                    (10,765,231)           --        (492,290)     (1,556,112)
    Death benefits                                                           (785,481)           --         (12,360)       (115,187)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          211,900,458     1,384,653       8,219,277      37,532,704
====================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------
PERIOD ENDED DECEMBER 31, 1999                                             IL               X               W
OPERATIONS

Investment income (loss)-- net                                         $  4,888,910    $ 12,560,273    $  1,730,300
Net realized gain (loss) on investments                                     927,909       3,876,648              26
Net change in unrealized appreciation or depreciation of investments     89,942,800     119,944,554             794
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          95,759,619     136,381,475       1,731,120
===================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                               46,485,029      78,106,627      28,730,316
Net transfers(2)                                                         13,123,757       8,656,652       5,624,410
Transfers for policy loans                                               (2,095,542)     (6,060,644)       (214,529)
Policy charges                                                           (9,251,214)    (25,280,787)     (4,227,829)
Contract terminations:
    Surrender benefits                                                  (13,568,948)    (29,024,745)     (3,173,237)
    Death benefits                                                         (642,725)     (2,288,733)        (87,071)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           34,050,357      24,108,370      26,652,060
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         242,624,735     561,662,445      34,738,024
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $372,434,711    $722,152,290    $ 63,121,204
===================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                  114,891,933     139,808,650      21,082,168
Contract purchase payments                                               20,399,076      18,261,509      17,114,443
Net transfers(2)                                                          5,576,311       2,005,592       3,296,070
Transfers for policy loans                                                 (914,316)     (1,404,729)       (123,093)
Policy charges                                                           (4,064,907)     (5,909,528)     (2,516,618)
Contract terminations:
    Surrender benefits                                                   (5,752,569)     (6,680,324)     (1,882,111)
    Death benefits                                                         (285,292)       (534,256)        (54,783)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        129,850,236     145,546,914      36,916,076
===================================================================================================================

(1) For the period June 17, 1999 (commencement of operations) to Dec. 31, 1999.

(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
72 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------------------------
PERIOD ENDED DECEMBER 31, 1999 (CONTINUED)                                 FND(1)           FGI           FVL(2)         FIF(2)
OPERATIONS

Investment income (loss)-- net                                         $     4,555    $     897,652    $    (5,358)   $    (3,575)
Net realized gain (loss) on investments                                         (1)              --           (152)             4
Net change in unrealized appreciation or
  depreciation of investments                                              133,002       82,169,165        (92,108)       215,657
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                137,556       83,066,817        (97,618)       212,086
==================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                 118,620       66,735,825        577,584        383,289
Net transfers(3)                                                         2,347,944      102,414,630      2,724,001      2,065,584
Transfers for policy loans                                                 (21,099)      (1,732,626)        (8,531)        (6,529)
Policy charges                                                             (11,753)     (10,168,519)       (40,814)       (25,161)
Contract terminations:
    Surrender benefits                                                          --      (11,787,739)       (18,455)            --
    Death benefits                                                              --         (387,767)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           2,433,712      145,073,804      3,233,785      2,417,183
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                 --      161,742,515             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 2,571,268    $ 389,883,136    $ 3,136,167    $ 2,629,269
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                          --      102,425,500             --             --
Contract purchase payments                                                 108,601       38,132,462        641,844        373,226
Net transfers(3)                                                         2,152,171       58,551,273      2,987,395      2,012,241
Transfers for policy loans                                                 (18,420)        (976,717)        (9,499)        (6,412)
Policy charges                                                             (10,660)      (5,804,932)       (45,259)       (24,482)
Contract terminations:
    Surrender benefits                                                          --       (6,544,476)       (21,818)            --
    Death benefits                                                              --         (221,893)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         2,231,692      185,561,217      3,552,663      2,354,573
==================================================================================================================================

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------      COMBINED
PERIOD ENDED DECEMBER 31, 1999 (CONTINUED)              FPH(2)         FNO             FSC(2)            F04      VARIABLE ACCOUNT
OPERATIONS

Investment income (loss)-- net                       $   (1,708)   $     333,727    $    89,530    $   (117,731)   $    17,212,614
Net realized gain (loss) on investments                   2,391            5,294          3,642         547,982         14,751,256
Net change in unrealized appreciation or
  depreciation of investments                            18,205      139,915,127      1,004,239        (929,715)     1,150,539,927
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              18,888      140,254,148      1,097,411        (499,464)     1,182,503,797
==================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                              170,255       53,441,061        522,647       1,060,790        431,661,555
Net transfers(3)                                        762,044       67,841,939      2,652,310        (148,772)       205,771,803
Transfers for policy loans                               (1,541)      (1,595,377)        (6,585)       (120,657)       (22,486,312)
Policy charges                                          (10,152)      (7,804,283)       (41,150)       (556,357)      (100,686,020)
Contract terminations:
    Surrender benefits                                       --      (11,315,549)            --        (420,546)      (128,597,112)
    Death benefits                                           --         (260,939)            --         (73,462)        (7,794,333)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          920,606      100,306,852      3,127,222        (259,004)       377,869,581
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --      136,125,549             --      10,443,539      2,133,065,685
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  939,494    $ 376,686,549    $ 4,224,633    $  9,685,071    $ 3,693,439,063
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                       --       92,520,119             --       3,446,619
Contract purchase payments                              174,672       31,989,524        389,191         356,747
Net transfers(3)                                        781,573       40,098,196      2,097,477         (54,455)
Transfers for policy loans                               (1,549)        (929,699)        (4,861)        (41,002)
Policy charges                                          (10,414)      (4,653,440)       (31,064)       (189,004)
Contract terminations:
    Surrender benefits                                       --       (6,321,827)            --        (142,791)
    Death benefits                                           --         (164,046)            --         (25,260)
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        944,282      152,538,827      2,450,743       3,350,854
===============================================================================================================

(1) For the period Nov. 1, 1999 (commencement of operations) to Dec. 31, 1999.

(2) For the period May 3, 1999 (commencement of operations) to Dec. 31, 1999.

(3) Includes transfer activity from (to) other subaccounts and transfers from
(to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 73

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1998                            U               Y               V                IL               X
OPERATIONS

Investment income (loss)-- net                   $ 120,534,461    $    555,192    $  4,809,314     $  8,185,695     $ 39,559,165
Net realized gain (loss) on investments              1,708,312          48,490          35,271          146,223          500,878
Net change in unrealized appreciation or
  depreciation of investments                      (54,778,267)        143,444      (1,588,877)      27,604,400       24,071,107
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         67,464,506         747,126       3,255,708       35,936,318       64,131,150
=================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                         131,410,140       3,068,352      16,568,072       43,374,689       77,494,858
Net transfers(1)                                    34,512,161          53,255       4,116,034       14,647,773       18,929,696
Transfers for policy loans                          (9,132,065)        (80,357)       (674,976)      (2,119,714)      (4,854,390)
Policy charges                                     (33,270,686)       (899,151)     (4,896,101)      (8,039,269)     (23,227,333)
Contract terminations:
    Surrender benefits                             (23,336,785)       (327,256)     (1,937,895)      (5,022,065)     (15,414,416)
    Death benefits                                  (2,020,055)        (72,670)       (233,686)        (398,029)      (1,378,719)

Increase (decrease) from contract transactions      98,162,710       1,742,173      12,941,448       42,443,385       51,549,696

Net assets at beginning of year                    724,715,982      10,102,198      66,597,027      164,245,032      445,981,599

Net assets at end of year                        $ 890,343,198    $ 12,591,497    $ 82,794,183    $ 242,624,735    $ 561,662,445
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year             181,225,095       4,935,518      30,615,038       93,664,100      125,875,176
Contract purchase payments                          33,079,510       1,443,628       7,413,809       21,932,881       20,914,302
Net transfers(1)                                     8,570,310            (294)      1,826,332        7,154,080        5,128,103
Transfers for policy loans                          (2,227,458)        (37,323)       (301,509)      (1,072,377)      (1,313,581)
Policy charges                                      (8,392,023)       (423,666)     (2,191,418)      (4,060,677)      (6,275,456)
Contract terminations:
    Surrender benefits                              (5,791,106)       (154,579)       (867,738)      (2,527,911)      (4,147,133)
    Death benefits                                    (493,206)        (34,619)       (104,548)        (198,163)        (372,761)

Units outstanding at end of year                   205,971,122       5,728,665      36,389,966      114,891,933      139,808,650
=================================================================================================================================


                                                 ---------------------------------------------------------------       COMBINED
YEAR ENDED DECEMBER 31, 1998                           W              FGI              FNO              F04        VARIABLE ACCOUNT
OPERATIONS

Investment income (loss)-- net                   $   1,227,709   $   1,246,929    $     190,284    $    (95,866)   $   176,212,883
Net realized gain (loss) on investments                   (88)          42,662              (12)        437,658          2,919,394
Net change in unrealized appreciation or
  depreciation of investments                              50       26,122,797       21,170,328         694,437         43,439,419
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         1,227,671       27,412,388       21,360,600       1,036,229        222,571,696
==================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                         22,533,012       38,889,216       33,203,965       1,188,404        367,730,708
Net transfers(1)                                  (12,918,560)      51,456,625       38,403,499        (494,072)       148,706,411
Transfers for policy loans                            (55,561)        (594,550)        (793,889)       (110,294)       (18,415,796)
Policy charges                                     (3,021,126)      (5,030,171)      (4,074,024)       (580,108)       (83,037,969)
Contract terminations:
    Surrender benefits                             (1,277,678)      (1,558,456)      (1,507,870)       (268,924)       (50,651,345)
    Death benefits                                    (20,106)        (120,690)         (87,018)        (72,835)        (4,403,808)

Increase (decrease) from contract transactions      5,239,981       83,041,974       65,144,663        (337,829)       359,928,201

Net assets at beginning of year                    28,270,372       51,288,153       49,620,286       9,745,139      1,550,565,788

Net assets at end of year                        $ 34,738,024    $ 161,742,515    $ 136,125,549    $ 10,443,539    $ 2,133,065,685
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year             17,863,880       41,101,142       41,573,554       3,567,591
Contract purchase payments                         13,938,851       28,706,679       26,100,519         411,025
Net transfers(1)                                   (8,013,780)      37,992,736       29,942,354        (174,863)
Transfers for policy loans                            (34,006)        (441,852)        (628,537)        (37,757)
Policy charges                                     (1,868,460)      (3,704,506)      (3,213,466)       (199,789)
Contract terminations:
    Surrender benefits                               (791,849)      (1,141,804)      (1,184,846)        (94,039)
    Death benefits                                    (12,468)         (86,895)         (69,459)        (25,549)

Units outstanding at end of year                   21,082,168      102,425,500       92,520,119       3,446,619
===============================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
74 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life Variable Life Separate Account (the Variable Account) was established under Minnesota law on Oct. 16, 1985 as a segregated asset account of IDS Life Insurance Company (IDS Life). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Variable Account commenced on Jan. 20, 1986.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following portfolios or funds (the Funds) or in the Trust. The Funds are registered under the 1940 Act as diversified (non-diversified for AXP-Registered Trademark- Variable Portfolio - Global Bond Fund, Credit Suisse Warburg Pincus Trust - Emerging Growth Portfolio and Credit Suisse Warburg Pincus Trust - Small Company Growth Portfolio), open-end management investment companies. The Trust is registered under the 1940 Act as a unit investment trust. The Funds have the following investment managers and the Trust has the following sponsor.

SUBACCOUNT    INVESTS EXCLUSIVELY IN SHARES OF                                       INVESTMENT MANAGER
------------------------------------------------------------------------------------------------------------------
U             IDS Life Series Fund - Equity Portfolio                                IDS Life Insurance Company(1)
FEI           IDS Life Series Fund - Equity Income Portfolio                         IDS Life Insurance Company(1)
Y             IDS Life Series Fund - Government Securities Portfolio                 IDS Life Insurance Company(1)
V             IDS Life Series Fund - Income Portfolio                                IDS Life Insurance Company(1)
IL            IDS Life Series Fund - International Equity Portfolio                  IDS Life Insurance Company(1)
X             IDS Life Series Fund - Managed Portfolio                               IDS Life Insurance Company(1)
W             IDS Life Series Fund - Money Market Portfolio                          IDS Life Insurance Company(1)
FBC           AXP-Registered Trademark-Variable Portfolio - Blue Chip
              Advantage Fund                                                         IDS Life Insurance Company(1)
FBD           AXP-Registered Trademark-Variable Portfolio - Bond Fund                IDS Life Insurance Company(1)
FCR           AXP-Registered Trademark-Variable Portfolio - Capital Resource Fund    IDS Life Insurance Company(1)
FCM           AXP-Registered Trademark-Variable Portfolio - Cash Management Fund     IDS Life Insurance Company(1)
FDE           AXP-Registered Trademark-Variable Portfolio - Diversified Equity
              Income Fund                                                            IDS Life Insurance Company(1)
FEM           AXP-Registered Trademark-Variable Portfolio - Emerging Markets Fund    IDS Life Insurance Company(2)
FEX           AXP-Registered Trademark-Variable Portfolio - Extra Income Fund        IDS Life Insurance Company(1)
FFI           AXP-Registered Trademark-Variable Portfolio - Federal Income Fund      IDS Life Insurance Company(1)
FGB           AXP-Registered Trademark-Variable Portfolio - Global Bond Fund         IDS Life Insurance Company(1)
FGR           AXP-Registered Trademark-Variable Portfolio - Growth Fund              IDS Life Insurance Company(1)
FIE           AXP-Registered Trademark-Variable Portfolio - International Fund       IDS Life Insurance Company(2)
FMF           AXP-Registered Trademark-Variable Portfolio - Managed Fund             IDS Life Insurance Company(1)
FND           AXP-Registered Trademark-Variable Portfolio - New Dimensions
              Fund-Registered Trademark-                                             IDS Life Insurance Company(1)
FIV           AXP-Registered Trademark-Variable Portfolio - S&P 500 Index Fund       IDS Life Insurance Company(1)
FSM           AXP-Registered Trademark-Variable Portfolio - Small Cap
              Advantage Fund                                                         IDS Life Insurance Company(3)
FSA           AXP-Registered Trademark-Variable Portfolio - Strategy
              Aggressive Fund                                                        IDS Life Insurance Company(1)
FCA           AIM V.I. Capital Appreciation Fund                                     A I M Advisors, Inc.
FCD           AIM V.I. Capital Development Fund                                      A I M Advisors, Inc.
FGI           AIM V.I. Growth and Income Fund                                        A I M Advisors, Inc.
FIR           American Century VP International                                      American Century Investment Management, Inc.
FVL           American Century VP Value                                              American Century Investment Management, Inc.
FSB           Calvert Variable Series, Inc. Social Balanced Portfolio                Calvert Asset Management Company, Inc.(4)
FEG           Credit Suisse Warburg Pincus Trust - Emerging Growth
              Portfolio (previously Warburg Pincus Trust - Emerging
              Growth Portfolio)                                                      Credit Suisse Asset Management, LLC
FSC           Credit Suisse Warburg Pincus Trust - Small Company
              Growth Portfolio (previously Warburg Pincus Trust - Small
              Company Growth Portfolio)                                              Credit Suisse Asset Management, LLC
FGC           Fidelity VIP III Growth & Income Portfolio (Service Class)             Fidelity Management & Research Company (FMR)(5)
FMP           Fidelity VIP III Mid Cap Portfolio (Service Class)                     Fidelity Management & Research Company (FMR)(5)
FOS           Fidelity VIP Overseas Portfolio (Service Class)                        Fidelity Management & Research Company (FMR)(6)
FRE           FTVIPT Franklin Real Estate Fund - Class 2                             Franklin Advisers, Inc.
FSV           FTVIPT Franklin Value Securities Fund - Class 2                        Franklin Advisory Services, LLC
FIF           FTVIPT Templeton International Securities Fund - Class 2               Templeton Investment Counsel, LLC
FIS           FTVIPT Templeton International Smaller Companies Fund - Class 2        Templeton Investment Counsel, LLC
FSE           Goldman Sachs VIT CORE-SM- Small Cap Equity Fund                       Goldman Sachs Asset Management
FUE           Goldman Sachs VIT CORE-SM- U.S. Equity Fund                            Goldman Sachs Asset Management
FMC           Goldman Sachs VIT Mid Cap Value Fund                                   Goldman Sachs Asset Management
FAG           Janus Aspen Series Aggressive Growth Portfolio: Service Shares         Janus Capital
FGT           Janus Aspen Series Global Technology Portfolio: Service Shares         Janus Capital
FIG           Janus Aspen Series International Growth Portfolio: Service Shares      Janus Capital
FIP           Lazard Retirement International Equity Portfolio                       Lazard Asset Management
FGW           MFS-Registered Trademark-Investors Growth Stock Series - Service
              Class (previously MFS-Registered Trademark-Growth Series)              MFS Investment Management-Registered Trademark-
FDS           MFS-Registered Trademark-New Discovery Series - Service Class          MFS Investment Management-Registered Trademark-
------------------------------------------------------------------------------------------------------------------------------------

                                                   PROSPECTUS -- MAY 1, 2001  75

SUBACCOUNT    INVESTS EXCLUSIVELY IN SHARES OF                                       INVESTMENT MANAGER
--------------------------------------------------------------------------------------------------------------------------
FPH           Putnam VT High Yield Fund - Class IB Shares                            Putnam Investment Management, LLC
FIN           Putnam VT International New Opportunities Fund - Class IB Shares       Putnam Investment Management, LLC
FNO           Putnam VT New Opportunities Fund - Class IA Shares                     Putnam Investment Management, LLC
FVS           Putnam VT Vista Fund - Class IB Shares                                 Putnam Investment Management, LLC
FMI           Royce Micro-Cap Portfolio                                              Royce & Associates, Inc.
FVA           Third Avenue Value Portfolio                                           EQSF Advisers, Inc.
FIC           Wanger International Small Cap                                         Liberty Wanger Asset Management, L.P.
FSP           Wanger U.S. Small Cap                                                  Liberty Wanger Asset Management, L.P.
F04           2004 Trust                                                             Salomon Smith Barney Inc.
--------------------------------------------------------------------------------------------------------------------------

(1)  American Express Financial Corporation (AEFC) is the investment adviser.
(2) AEFC is the investment adviser. American Express Asset Management International, Inc. is the sub-investment adviser.
(3) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-investment adviser.
(4)  NCM Capital Management Group, Inc. is the investment subadviser.
(5)  FMR U.K. and FMR Far East are the sub-investment advisers.
(6) FMR U.K., FMR Far East, Fidelity International Investment Advisors (FIIA) and FIIA U.K. are the sub-investment advisers.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as the distributor of the Flexible Premium Variable Life Policy.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Fund. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

INVESTMENTS IN THE TRUST

Investments in units of the Trust are stated at market value which is the net asset value per unit as determined by the Trust. Investment transactions are accounted for on the date the units are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccount's share of the Trust's undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

IDS Life is taxed as a life insurance company. The Variable Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account.


76  AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------

3.   MORTALITY AND EXPENSE RISK FEE AND POLICY CHARGES

IDS Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policyowners and beneficiaries will not affect the Variable Account. The mortality and expense risk fee paid to IDS Life is computed daily and is equal, on an annual basis, to 0.9% of the average daily net assets of the subaccount. A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

IDS Life deducts a policy fee of $7.50 per month. IDS Life reduces this fee for policies purchased on or after May 1, 1991 with an initial specified amount of $350,000 or more to an amount of $2.50 per month. This charge reimburses IDS Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies. IDS Life does not anticipate that it will make any profit on this charge. IDS Life reserves the right to change this charge in the future, but guarantees that it will never exceed $7.50 per month.

4.   DEATH BENEFIT GUARANTEE CHARGE AND OPTIONAL INSURANCE BENEFIT CHARGE

For each policy month the death benefit guarantee is in effect, IDS Life deducts a charge of $.01 per $1,000 of the amount used to determine the death benefit (specified amount) and $.01 per $1,000 coverage under the other insured rider to compensate it for the risk assumed in providing the death benefit guarantee.

Each month IDS Life deducts charges for any optional insurance benefits added to the policy by rider.

5.   PREMIUM EXPENSE CHARGE

IDS Life deducts charges for two separate items from each premium payment. The total of these charges is called the premium expense charge. Details regarding these two charges follows.

A sales charge of 2.5% of each premium payment will be deducted to compensate IDS Life for expenses in distributing the policy, including agents' compensation, advertising and printing the prospectus and sales literature.

The policy provides that a charge of 2.5% of each premium payment will be deducted to cover the premium taxes assessed by the various states. Premium taxes vary from state to state. This charge is the average rate which IDS Life expects to pay on premiums from all states.

6.   TRANSACTION CHARGE

IDS Life makes a daily charge against the assets of the subaccount investing in the Trust. This charge is intended to reimburse IDS Life for the transaction charge paid directly by IDS Life to Salomon Smith Barney Inc. on the sale of the Trust units to the Variable Account. IDS Life pays these amounts from its general account assets. The amount of the asset charge is equivalent to an effective annual rate of 0.25% of the account value invested in the Trust. This amount may be increased in the future but in no event will it exceed an effective annual rate of 0.5% of the account value. The charge will be cost-based (taking into account a loss of interest) with no anticipated element of profit for IDS Life.

7.   SURRENDER CHARGE

There are surrender charges for full surrenders in the first 10 years of the policy and for 10 years following an increase in specified amount. They are generally level for 5 years and decreasing the next 5 years. The surrender charge is based on the specified amount, the insured's issue age, sex and smoker class and the total gross premium paid. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $18,285,051 in 2000, $19,812,217 in 1999 and $17,936,810 in 1998. Such charges are not treated as a separate expense of the subaccounts or Variable Account. They are ultimately deducted from surrender benefits paid by IDS Life.


                                                    PROSPECTUS -- MAY 1, 2001 77

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------

8.   INVESTMENT IN SHARES/UNITS

The subaccounts' investments in shares of the Funds and units of the Trust as of Dec. 31, 2000 were as follows:

SUBACCOUNT   INVESTMENT                                                                         SHARES/UNITS              NAV
------------------------------------------------------------------------------------------------------------------------------------
U            IDS Life Series Fund - Equity Portfolio                                             42,578,305              $29.26
FEI          IDS Life Series Fund - Equity Income Portfolio                                         363,064                9.70
Y            IDS Life Series Fund - Government Securities Portfolio                               1,324,559               10.20
V            IDS Life Series Fund - Income Portfolio                                              9,111,739                9.38
IL           IDS Life Series Fund - International Equity Portfolio                               20,956,631               15.28
X            IDS Life Series Fund - Managed Portfolio                                            32,415,436               18.78
W            IDS Life Series Fund - Money Market Portfolio                                       56,626,750                1.00
FBC          AXP-Registered Trademark-Variable Portfolio - Blue Chip Advantage Fund                  83,116                9.88
FBD          AXP-Registered Trademark-Variable Portfolio - Bond Fund                                 57,903               10.37
FCR          AXP-Registered Trademark-Variable Portfolio - Capital Resource Fund                      3,625               26.57
FCM          AXP-Registered Trademark-Variable Portfolio - Cash Management Fund                   4,104,553                1.00
FDE          AXP-Registered Trademark-Variable Portfolio - Diversified Equity Income Fund            26,678               10.01
FEM          AXP-Registered Trademark-Variable Portfolio - Emerging Markets Fund                     14,528                7.51
FEX          AXP-Registered Trademark-Variable Portfolio - Extra Income Fund                        104,570                6.99
FFI          AXP-Registered Trademark-Variable Portfolio - Federal Income Fund                       12,447               10.17
FGB          AXP-Registered Trademark-Variable Portfolio - Global Bond Fund                          21,962                9.74
FGR          AXP-Registered Trademark-Variable Portfolio - Growth Fund                              473,913                9.43
FIE          AXP-Registered Trademark-Variable Portfolio - International Fund                        40,937               11.50
FMF          AXP-Registered Trademark-Variable Portfolio - Managed Fund                              31,678               17.68
FND          AXP-Registered Trademark-Variable Portfolio - New Dimensions
             Fund-Registered Trademark-                                                           1,737,816               19.21
FIV          AXP-Registered Trademark-Variable Portfolio - S&P 500 Index Fund                       104,141                9.00
FSM          AXP-Registered Trademark-Variable Portfolio - Small Cap Advantage Fund                  42,781               11.20
FSA          AXP-Registered Trademark-Variable Portfolio - Strategy Aggressive Fund                 193,052               12.46
FCA          AIM V.I. Capital Appreciation Fund                                                      50,520               30.84
FCD          AIM V.I. Capital Development Fund                                                       79,006               12.99
FGI          AIM V.I. Growth and Income Fund                                                     16,401,395               26.19
FIR          American Century VP International                                                      104,947               10.23
FVL          American Century VP Value                                                            1,569,419                6.67
FSB          Calvert Variable Series, Inc. Social Balanced Portfolio                                 55,457                2.00
FEG          Credit Suisse Warburg Pincus Trust - Emerging Growth Portfolio
             (previously Warburg Pincus Trust - Emerging Growth Portfolio)                           52,897               12.86
FSC          Credit Suisse Warburg Pincus Trust - Small Company Growth Portfolio
             (previously Warburg Pincus Trust - Small Company Growth Portfolio)                     948,659               16.68
FGC          Fidelity VIP III Growth & Income Portfolio (Service Class)                              84,939               15.19
FMP          Fidelity VIP III Mid Cap Portfolio (Service Class)                                     176,364               20.22
FOS          Fidelity VIP Overseas Portfolio (Service Class)                                         53,092               19.94
FRE          FTVIPT Franklin Real Estate Fund - Class 2                                              15,572               17.36
FSV          FTVIPT Franklin Value Securities Fund - Class 2                                          9,395                9.82
FIF          FTVIPT Templeton International Securities Fund - Class 2                               466,605               18.67
FIS          FTVIPT Templeton International Smaller Companies Fund - Class 2                          6,390               10.74
FSE          Goldman Sachs VIT CORE-SM- Small Cap Equity Fund                                        33,470               10.40
FUE          Goldman Sachs VIT CORE-SM- U.S. Equity Fund                                             88,613               12.48
FMC          Goldman Sachs VIT Mid Cap Value Fund                                                    36,800               10.67
FAG          Janus Aspen Series Aggressive Growth Portfolio: Service Shares                         124,070               35.97
FGT          Janus Aspen Series Global Technology Portfolio: Service Shares                         591,893                6.55
FIG          Janus Aspen Series International Growth Portfolio: Service Shares                      156,094               30.64
FIP          Lazard Retirement International Equity Portfolio                                        22,953               12.01
FGW          MFS-Registered Trademark-Investors Growth Stock Series - Service
             Class (previously MFS -Registered Trademark-Growth Series)                             154,732               12.98
FDS          MFS-Registered Trademark-New Discovery Series - Service Class                          146,708               16.59
FPH          Putnam VT High Yield Fund - Class IB Shares                                            281,284                8.97
FIN          Putnam VT International New Opportunities Fund - Class IB Shares                       235,320               13.67
FNO          Putnam VT New Opportunities Fund - Class IA Shares                                  12,462,538               29.89
FVS          Putnam VT Vista Fund - Class IB Shares                                                 185,256               19.60
FMI          Royce Micro-Cap Portfolio                                                              119,625                7.05
FVA          Third Avenue Value Portfolio                                                            53,520               15.21
FIC          Wanger International Small Cap                                                          51,541               28.49
FSP          Wanger U.S. Small Cap                                                                   47,041               19.99
F04          2004 Trust                                                                          10,782,696                0.83
------------------------------------------------------------------------------------------------------------------------------------


78 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS

9.   INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares or Trust units, including reinvestment of dividend distributions, were as follows:

                                                                                                      YEAR ENDED DEC. 31,
SUBACCOUNT   INVESTMENT                                                                     2000             1999           1998
------------------------------------------------------------------------------------------------------------------------------------
U            IDS Life Series Fund - Equity Portfolio                                    $412,053,074      $57,885,806   $226,733,888
FEI(1)       IDS Life Series Fund - Equity Income Portfolio                                2,457,755        1,261,908             --
Y            IDS Life Series Fund - Government Securities Portfolio                        2,334,965        9,358,277      5,166,525
V            IDS Life Series Fund - Income Portfolio                                      12,281,436       13,627,497     20,320,237
IL           IDS Life Series Fund - International Equity Portfolio                       109,063,529       43,509,708     52,222,291
X            IDS Life Series Fund - Managed Portfolio                                     66,044,872       55,621,786     94,424,448
W            IDS Life Series Fund - Money Market Portfolio                                27,570,665       36,889,934     19,356,076
FBC(2)       AXP-Registered Trademark-Variable Portfolio - Blue Chip Advantage Fund        1,047,068               --             --
FBD(2)       AXP-Registered Trademark-Variable Portfolio - Bond Fund                         615,727               --             --
FCR(2)       AXP-Registered Trademark-Variable Portfolio - Capital Resource Fund             150,789               --             --
FCM(2)       AXP-Registered Trademark-Variable Portfolio - Cash Management Fund            5,396,307               --             --
FDE(2)       AXP-Registered Trademark-Variable Portfolio - Diversified Equity
             Income Fund                                                                     560,902               --             --
FEM(2)       AXP-Registered Trademark-Variable Portfolio - Emerging Markets Fund             133,869               --             --
FEX(2)       AXP-Registered Trademark-Variable Portfolio - Extra Income Fund                 844,797               --             --
FFI(2)       AXP-Registered Trademark-Variable Portfolio - Federal Income Fund               147,325               --             --
FGB(2)       AXP-Registered Trademark-Variable Portfolio - Global Bond Fund                  289,799               --             --
FGR(2)       AXP-Registered Trademark-Variable Portfolio - Growth Fund                     5,426,694               --             --
FIE(2)       AXP-Registered Trademark-Variable Portfolio - International Fund                612,352               --             --
FMF(2)       AXP-Registered Trademark-Variable Portfolio - Managed Fund                      612,039               --             --
FND(3)       AXP-Registered Trademark-Variable Portfolio - New Dimensions
             Fund-Registered Trademark-                                                   37,157,180        2,340,938             --
FIV(2)       AXP-Registered Trademark-Variable Portfolio - S&P 500 Index Fund              1,016,173               --             --
FSM(2)       AXP-Registered Trademark-Variable Portfolio - Small Cap Advantage Fund          507,405               --             --
FSA(2)       AXP-Registered Trademark-Variable Portfolio - Strategy Aggressive Fund        3,562,181               --             --
FCA(2)       AIM V.I. Capital Appreciation Fund                                            1,875,678               --             --
FCD(2)       AIM V.I. Capital Development Fund                                             1,048,396               --             --
FGI          AIM V.I. Growth and Income Fund                                             127,781,853      145,851,660     84,722,297
FIR(2)       American Century VP International                                             1,120,687               --             --
FVL(4)       American Century VP Value                                                     6,161,787        3,233,511             --
FSB(2)       Calvert Variable Series, Inc. Social Balanced Portfolio                         126,884               --             --
FEG(2)       Credit Suisse Warburg Pincus Trust - Emerging Growth Portfolio
             (previously Warburg Pincus Trust - Emerging Growth Portfolio)                   862,884               --             --
FSC(4)       Credit Suisse Warburg Pincus Trust - Small Company Growth Portfolio
             (previously Warburg Pincus Trust - Small Company Growth Portfolio)           18,814,545        3,237,284             --
FGC(2)       Fidelity VIP III Growth & Income Portfolio (Service Class)                    1,336,257               --             --
FMP(2)       Fidelity VIP III Mid Cap Portfolio (Service Class)                            3,477,941               --             --
FOS(2)       Fidelity VIP Overseas Portfolio (Service Class)                               1,168,820               --             --
FRE(2)       FTVIPT Franklin Real Estate Fund - Class 2                                      270,292               --             --
FSV(2)       FTVIPT Franklin Value Securities Fund - Class 2                                  94,023               --             --
FIF(4)       FTVIPT Templeton International Securities Fund - Class 2                      7,212,830        2,415,956             --
FIS(2)       FTVIPT Templeton International Smaller Companies Fund - Class 2                  77,528               --             --
FSE(2)       Goldman Sachs VIT CORE-SM- Small Cap Equity Fund                                363,804               --             --
FUE(2)       Goldman Sachs VIT CORE-SM- U.S. Equity Fund                                   1,213,916               --             --
FMC(2)       Goldman Sachs VIT Mid Cap Value Fund                                            374,002               --             --
FAG(2)       Janus Aspen Series Aggressive Growth Portfolio: Service Shares                6,006,473               --             --
FGT(2)       Janus Aspen Series Global Technology Portfolio: Service Shares                5,354,200               --             --
FIG(2)       Janus Aspen Series International Growth Portfolio: Service Shares             5,491,041               --             --
FIP(2)       Lazard Retirement International Equity Portfolio                                286,200               --             --
FGW(2)       MFS-Registered Trademark-Investors Growth Stock Series - Service Class
             (previously MFS-Registered Trademark-Growth Series)                           2,165,846               --             --
FDS(2)       MFS-Registered Trademark-New Discovery Series - Service Class                 2,539,177               --             --
FPH(4)       Putnam VT High Yield Fund - Class IB Shares                                   2,475,071        1,090,143             --
FIN(2)       Putnam VT International New Opportunities Fund - Class IB Shares              3,987,451               --             --
FNO          Putnam VT New Opportunities Fund - Class IA Shares                          162,664,643      100,554,450     65,398,582
FVS(2)       Putnam VT Vista Fund - Class IB Shares                                        4,088,066               --             --
FMI(2)       Royce Micro-Cap Portfolio                                                       955,118               --             --
FVA(2)       Third Avenue Value Portfolio                                                    880,289               --             --
FIC(2)       Wanger International Small Cap                                                1,772,109               --             --
FSP(2)       Wanger U.S. Small Cap                                                           914,061               --             --
F04          2004 Trust                                                                      309,888        1,263,906        796,355
------------------------------------------------------------------------------------------------------------------------------------
             Combined Variable Account                                                $1,063,158,663     $478,142,764   $569,140,699
------------------------------------------------------------------------------------------------------------------------------------

(1)  Operations commenced on June 17, 1999.
(2)  Operations commenced on May 15, 2000.
(3)  Operations commenced on Nov. 1, 1999.
(4)  Operations commenced on May 3, 1999.

-------------------------------------------------------------------------------


                                                    PROSPECTUS -- MAY 1, 2001 79

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                              2000       1999     1998      1997       1996       1995
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT U (INVESTING IN SHARES OF IDS LIFE SERIES FUND - EQUITY PORTFOLIO)

Accumulation unit value at beginning of period                  $7.75      $4.32    $4.00     $3.33      $2.80      $2.04

Accumulation unit value at end of period                        $5.79      $7.75    $4.32     $4.00      $3.33      $2.80

Number of accumulation units outstanding
  at end of period (000 omitted)                              215,262    211,900  205,971   181,225    153,373    112,398
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEI(1) (INVESTING IN SHARES OF IDS LIFE SERIES FUND - EQUITY INCOME PORTFOLIO)

Accumulation unit value at beginning of period                  $0.97      $1.00       --        --         --         --

Accumulation unit value at end of period                        $0.97      $0.97       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                3,643      1,385       --        --         --         --
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT Y (INVESTING IN SHARES OF IDS LIFE SERIES FUND - GOVERNMENT SECURITIES PORTFOLIO)

Accumulation unit value at beginning of period                  $2.14      $2.20    $2.05     $1.89      $1.89      $1.62

Accumulation unit value at end of period                        $2.37      $2.14    $2.20     $2.05      $1.89      $1.89

Number of accumulation units outstanding
  at end of period (000 omitted)                                5,713      8,219    5,729     4,936      4,856      3,992
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT V (INVESTING IN SHARES OF IDS LIFE SERIES FUND - INCOME PORTFOLIO)

Accumulation unit value at beginning of period                  $2.26      $2.28    $2.18     $2.03      $1.98      $1.65

Accumulation unit value at end of period                        $2.39      $2.26    $2.28     $2.18      $2.03      $1.98

Number of accumulation units outstanding
  at end of period (000 omitted)                               35,690     37,533   36,390    30,615     26,775     21,094
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IL(2) (INVESTING IN SHARES OF IDS LIFE SERIES FUND - INTERNATIONAL EQUITY PORTFOLIO)

Accumulation unit value at beginning of period                  $2.87      $2.11    $1.75     $1.67      $1.36      $0.99

Accumulation unit value at end of period                        $2.16      $2.87    $2.11     $1.75      $1.67      $1.36

Number of accumulation units outstanding
  at end of period (000 omitted)                              148,301    129,850  114,892    93,664     59,453     18,303
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT X (INVESTING IN SHARES OF IDS LIFE SERIES FUND - MANAGED PORTFOLIO)

Accumulation unit value at beginning of period                  $4.96      $4.02    $3.54     $3.03      $2.67      $2.27

Accumulation unit value at end of period                        $4.23      $4.96    $4.02     $3.54      $3.03      $2.67

Number of accumulation units outstanding
  at end of period (000 omitted)                              143,707    145,547  139,809   125,875    109,309     89,226
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT W (INVESTING IN SHARES OF IDS LIFE SERIES FUND - MONEY MARKET PORTFOLIO)

Accumulation unit value at beginning of period                  $1.71      $1.65    $1.58     $1.52      $1.46      $1.40

Accumulation unit value at end of period                        $1.80      $1.71    $1.65     $1.58      $1.52      $1.46

Number of accumulation units outstanding
  at end of period (000 omitted)                               31,842     36,916   21,082    17,864     11,458      7,292
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FBC(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.89         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                  933         --       --        --         --         --
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FBD(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BOND FUND)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $1.07         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                  568         --       --        --         --         --
----------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                              1994       1993      1992       1991
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT U (INVESTING IN SHARES OF IDS LIFE SERIES FUND - EQUITY PORTFOLIO)

Accumulation unit value at beginning of period                  $2.01      $1.79     $1.71      $1.04

Accumulation unit value at end of period                        $2.04      $2.01     $1.79      $1.71

Number of accumulation units outstanding
  at end of period (000 omitted)                               86,672     54,422    35,765     20,713
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEI(1) (INVESTING IN SHARES OF IDS LIFE SERIES FUND - EQUITY INCOME PORTFOLIO)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT Y (INVESTING IN SHARES OF IDS LIFE SERIES FUND - GOVERNMENT SECURITIES PORTFOLIO)

Accumulation unit value at beginning of period                  $1.71      $1.54     $1.46      $1.26

Accumulation unit value at end of period                        $1.62      $1.71     $1.54      $1.46

Number of accumulation units outstanding
  at end of period (000 omitted)                                3,949      3,444     2,556      1,504
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT V (INVESTING IN SHARES OF IDS LIFE SERIES FUND - INCOME PORTFOLIO)

Accumulation unit value at beginning of period                  $1.74      $1.53     $1.41      $1.23

Accumulation unit value at end of period                        $1.65      $1.74     $1.53      $1.41

Number of accumulation units outstanding
  at end of period (000 omitted)                               16,248     13,255     8,848      6,088
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IL(2) (INVESTING IN SHARES OF IDS LIFE SERIES FUND - INTERNATIONAL EQUITY PORTFOLIO)

Accumulation unit value at beginning of period                  $1.00         --        --         --

Accumulation unit value at end of period                        $0.99         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                2,582         --        --         --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT X (INVESTING IN SHARES OF IDS LIFE SERIES FUND - MANAGED PORTFOLIO)

Accumulation unit value at beginning of period                  $2.27      $1.91     $1.75      $1.34

Accumulation unit value at end of period                        $2.27      $2.27     $1.91      $1.75

Number of accumulation units outstanding
  at end of period (000 omitted)                               70,903     45,870    30,475     21,753
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT W (INVESTING IN SHARES OF IDS LIFE SERIES FUND - MONEY MARKET PORTFOLIO)

Accumulation unit value at beginning of period                  $1.36      $1.34     $1.31      $1.25

Accumulation unit value at end of period                        $1.40      $1.36     $1.34      $1.31

Number of accumulation units outstanding
  at end of period (000 omitted)                                4,148      2,911     2,981      2,876
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FBC(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FBD(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BOND FUND)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
80 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS


YEAR ENDED DEC. 31,                                              2000       1999     1998      1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCR(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.85         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                  115         --       --        --         --         --
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCM(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $1.03         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                3,974         --       --        --         --         --
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FDE(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLFIO - DIVERSIFIED EQUITY INCOME FUND)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.99         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                  273         --       --        --         --         --
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEM(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - EMERGING MARKETS FUND)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.78         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                  141         --       --        --         --         --
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEX(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - EXTRA INCOME FUND)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.93         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                  804         --       --        --         --         --
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FFI(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - FEDERAL INCOME FUND)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $1.07         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                  119         --       --        --         --         --
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGB(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - GLOBAL BOND FUND)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $1.07         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                  200         --       --        --         --         --
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGR(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - GROWTH FUND)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.77         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                5,835         --       --        --         --         --
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIE(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - INTERNATIONAL FUND)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.86         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                  554         --       --        --         --         --
---------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMF(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - MANAGED FUND)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.96         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                  591         --       --        --         --         --
---------------------------------------------------------------------------------------------------------------------------


YEAR ENDED DEC. 31,                                              1994       1993      1992       1991
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCR(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCM(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FDE(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLFIO - DIVERSIFIED EQUITY INCOME FUND)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEM(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - EMERGING MARKETS FUND)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEX(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - EXTRA INCOME FUND)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FFI(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - FEDERAL INCOME FUND)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGB(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - GLOBAL BOND FUND)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGR(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - GROWTH FUND)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIE(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - INTERNATIONAL FUND)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMF(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - MANAGED FUND)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 81

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS

YEAR ENDED DEC. 31,                                              2000       1999     1998      1997       1996       1995
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FND(4) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - NEW DIMENSIONS FUND-Registered Trademark-)

Accumulation unit value at beginning of period                  $1.15      $1.00       --        --         --         --

Accumulation unit value at end of period                        $1.04      $1.15       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                               32,255      2,232       --        --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIV(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE
PORTFOLIO - S&P 500 INDEX FUND)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.91         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                1,052         --       --        --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSM(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $1.00         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                  490         --       --        --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSA(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.87         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                2,824         --       --        --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCA(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.88         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                1,776         --       --        --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCD(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $1.00         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                1,024         --       --        --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGI(5) (INVESTING IN SHARES OF AIM V.I. GROWTH AND INCOME FUND)

Accumulation unit value at beginning of period                  $2.10      $1.58    $1.25     $1.00      $1.00         --

Accumulation unit value at end of period                        $1.78      $2.10    $1.58     $1.25      $1.00         --

Number of accumulation units outstanding
  at end of period (000 omitted)                              241,425    185,561  102,426    41,101      1,289         --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIR(3) (INVESTING IN SHARES OF AMERICAN CENTURY VP INTERNATIONAL)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.91         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                1,184         --       --        --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FVL(6) (INVESTING IN SHARES OF AMERICAN CENTURY VP VALUE)

Accumulation unit value at beginning of period                  $0.88      $1.00       --        --         --         --

Accumulation unit value at end of period                        $1.03      $0.88       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                               10,127      3,553       --        --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSB(3) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.97         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                  114         --       --        --         --         --
-----------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                              1994       1993      1992       1991
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FND(4) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - NEW DIMENSIONS FUND-Registered Trademark-)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIV(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE
PORTFOLIO - S&P 500 INDEX FUND)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSM(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSA(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCA(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCD(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGI(5) (INVESTING IN SHARES OF AIM V.I. GROWTH AND INCOME FUND)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIR(3) (INVESTING IN SHARES OF AMERICAN CENTURY VP INTERNATIONAL)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FVL(6) (INVESTING IN SHARES OF AMERICAN CENTURY VP VALUE)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSB(3) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
82 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS

YEAR ENDED DEC. 31,                                              2000       1999     1998      1997       1996       1995
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEG(3) (INVESTING IN SHARES OF CREDIT SUISSE WARBURG PINCUS TRUST - EMERGING GROWTH PORTFOLIO)
(PREVIOUSLY WARBURG PINCUS TRUST - EMERGING GROWTH PORTFOLIO)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.98         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                  695         --       --        --         --         --
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSC(6) (INVESTING IN SHARES OF CREDIT SUISSE WARBURG PINCUS TRUST - SMALL COMPANY GROWTH PORTFOLIO)
(PREVIOUSLY WARBURG PINCUS TRUST - SMALL COMPANY GROWTH PORTFOLIO)

Accumulation unit value at beginning of period                  $1.72      $1.00       --        --         --         --

Accumulation unit value at end of period                        $1.40      $1.72       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                               11,311      2,451       --        --         --         --
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGC(3) (INVESTING IN SHARES OF FIDELITY VIP III GROWTH & INCOME PORTFOLIO (SERVICE CLASS))

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.99         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                1,302         --       --        --         --         --
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMP(3) (INVESTING IN SHARES OF FIDELITY VIP III MID CAP PORTFOLIO (SERVICE CLASS))

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $1.18         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                3,029         --       --        --         --         --
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FOS(3) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS))

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.88         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                1,200         --       --        --         --         --
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FRE(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $1.16         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                  233         --       --        --         --         --
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSV(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN VALUE SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $1.14         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   81         --       --        --         --         --
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIF(6) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period                  $1.12      $1.00       --        --         --         --

Accumulation unit value at end of period                        $1.08      $1.12       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                8,063      2,355       --        --         --         --
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIS(3) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND - CLASS 2)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.98         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   70         --       --        --         --         --
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSE(3) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE-SM- SMALL CAP EQUITY FUND)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $1.02         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                  343         --       --        --         --         --
----------------------------------------------------------------------------------------------------------------------------


YEAR ENDED DEC. 31,                                              1994       1993      1992       1991
----------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEG(3) (INVESTING IN SHARES OF CREDIT SUISSE WARBURG PINCUS TRUST - EMERGING GROWTH PORTFOLIO)
(PREVIOUSLY WARBURG PINCUS TRUST - EMERGING GROWTH PORTFOLIO)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
----------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSC(6) (INVESTING IN SHARES OF CREDIT SUISSE WARBURG PINCUS TRUST - SMALL COMPANY GROWTH PORTFOLIO)
(PREVIOUSLY WARBURG PINCUS TRUST - SMALL COMPANY GROWTH PORTFOLIO)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
----------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGC(3) (INVESTING IN SHARES OF FIDELITY VIP III GROWTH & INCOME PORTFOLIO (SERVICE CLASS))

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
----------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMP(3) (INVESTING IN SHARES OF FIDELITY VIP III MID CAP PORTFOLIO (SERVICE CLASS))

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
----------------------------------------------------------------------------------------------------------------
SUBACCOUNT FOS(3) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS))

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
----------------------------------------------------------------------------------------------------------------
SUBACCOUNT FRE(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)

Accumulation unit value at beginning of period                      --         --        --         --

Accumulation unit value at end of period                            --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                    --         --        --         --
----------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSV(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN VALUE SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
----------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIF(6) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
----------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIS(3) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND - CLASS 2)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
----------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSE(3) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE-SM- SMALL CAP EQUITY FUND)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 83

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS


YEAR ENDED DEC. 31,                                              2000       1999     1998      1997       1996       1995
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FUE(3) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY FUND)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.91         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                1,220         --       --        --         --         --
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMC(3) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $1.20         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                  328         --       --        --         --         --
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FAG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.75         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                5,938         --       --        --         --         --
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGT(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.72         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                5,390         --       --        --         --         --
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.84         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                5,722         --       --        --         --         --
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIP(3) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.96         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                  287         --       --        --         --         --
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGW(3) (INVESTING IN SHARES OF MFS-Registered Trademark- INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
(PREVIOUSLY MFS-Registered Trademark- Growth Series)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.92         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                2,175         --       --        --         --         --
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FDS(3) (INVESTING IN SHARES OF MFS-Registered Trademark- NEW DISCOVERY SERIES - SERVICE CLASS)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.97         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                2,518         --       --        --         --         --
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FPH(6) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period                  $0.99      $1.00       --        --         --         --

Accumulation unit value at end of period                        $0.90      $0.99       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                2,797        944       --        --         --         --
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIN(3) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW
OPPORTUNITIES FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.72         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                4,468         --       --        --         --         --
--------------------------------------------------------------------------------------------------------------------------


YEAR ENDED DEC. 31,                                              1994       1993      1992       1991
---------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FUE(3) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY FUND)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMC(3) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FAG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGT(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIP(3) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGW(3) (INVESTING IN SHARES OF MFS-Registered Trademark- INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
(PREVIOUSLY MFS-Registered Trademark- Growth Series)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FDS(3) (INVESTING IN SHARES OF MFS-Registered Trademark- NEW DISCOVERY SERIES - SERVICE CLASS)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FPH(6) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIN(3) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW
OPPORTUNITIES FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
84 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE INSURANCE

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS

YEAR ENDED DEC. 31,                                              2000       1999     1998      1997       1996       1995
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FNO(5) (INVESTING IN SHARES OF PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES)

Accumulation unit value at beginning of period                  $2.47      $1.47    $1.19     $0.98      $1.00         --

Accumulation unit value at end of period                        $1.81      $2.47    $1.47     $1.19      $0.98         --

Number of accumulation units outstanding
  at end of period (000 omitted)                              205,938    152,539   92,520    41,574      2,406         --
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FVS(3) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB
SHARES)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.91         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                4,011         --       --        --         --         --
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMI(3) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $1.15         --       --        --         --         --

Number of accumulation units outstanding

  at end of period (000 omitted)                                  735         --       --        --         --         --
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FVA(3) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $1.26         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                  645         --       --        --         --         --
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIC(3) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $0.74         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                1,981         --       --        --         --         --
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSP(3) (INVESTING IN SHARES OF WANGER U.S. SMALL CAP)

Accumulation unit value at beginning of period                  $1.00         --       --        --         --         --

Accumulation unit value at end of period                        $1.06         --       --        --         --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                  890         --       --        --         --         --
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT F04 (INVESTING IN SHARES OF 2004 TRUST)

Accumulation unit value at beginning of period                  $2.89      $3.03    $2.73     $2.48      $2.53      $1.96

Accumulation unit value at end of period                        $3.23      $2.89    $3.03     $2.73      $2.48      $2.53

Number of accumulation units outstanding
  at end of period (000 omitted)                                2,767      3,351    3,447     3,568      4,121      4,174
--------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                              1994       1993      1992       1991
-------------------------------------------------------------------------------------------------------
SUBACCOUNT FNO(5) (INVESTING IN SHARES OF PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-------------------------------------------------------------------------------------------------------
SUBACCOUNT FVS(3) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB
SHARES)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-------------------------------------------------------------------------------------------------------
SUBACCOUNT FMI(3) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding

  at end of period (000 omitted)                                   --         --        --         --
-------------------------------------------------------------------------------------------------------
SUBACCOUNT FVA(3) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-------------------------------------------------------------------------------------------------------
SUBACCOUNT FIC(3) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-------------------------------------------------------------------------------------------------------
SUBACCOUNT FSP(3) (INVESTING IN SHARES OF WANGER U.S. SMALL CAP)

Accumulation unit value at beginning of period                     --         --        --         --

Accumulation unit value at end of period                           --         --        --         --

Number of accumulation units outstanding
  at end of period (000 omitted)                                   --         --        --         --
-------------------------------------------------------------------------------------------------------
SUBACCOUNT F04 (INVESTING IN SHARES OF 2004 TRUST)

Accumulation unit value at beginning of period                  $2.18      $1.81     $1.67      $1.40

Accumulation unit value at end of period                        $1.96      $2.18     $1.81      $1.67

Number of accumulation units outstanding
  at end of period (000 omitted)                                3,814      3,410     2,842      2,360
-------------------------------------------------------------------------------------------------------

(1) Operations commenced on June 17, 1999.
(2) Operations commenced on Oct. 28, 1994.
(3) Operations commenced on May 15, 2000.
(4) Operations commenced on Nov. 1, 1999.
(5) Operations commenced on Nov. 22, 1996.
(6) Operations commenced on May 3, 1999.

--------------------------------------------------------------------------------
                                                     PROSPECTUS-- MAY 1, 2001 85

IDS Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have  audited  the  accompanying  consolidated  balance  sheets  of IDS  Life
Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2000 and 1999, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/s/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated balance sheets

December 31, ($ thousands)                                                          2000                  1999

Assets
Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $6,471,798; 1999, $7,105,743)                      $ 6,463,613           $ 7,156,292
         Available for sale, at fair value
            (amortized cost: 2000, $12,929,870; 1999, $13,703,137)                 12,399,990            13,049,549
                                                                                   ----------            ----------
                                                                                   18,863,603            20,205,841
     Mortgage loans on real estate                                                  3,738,091             3,606,377
     Policy loans                                                                     618,973               561,834
     Other investments                                                                635,880               506,797
                                                                                      -------               -------
            Total investments                                                      23,856,547            24,880,849
Cash and cash equivalents                                                             316,974                32,333
Amounts recoverable from reinsurers                                                   416,480               327,168
Amounts due from brokers                                                               15,302                   145
Other accounts receivable                                                              42,324                48,578
Accrued investment income                                                             334,928               343,449
Deferred policy acquisition costs                                                   2,951,655             2,665,175
Deferred income taxes, net                                                            136,588               216,020
Other assets                                                                           25,919                33,089
Separate account assets                                                            32,349,347            35,894,732
                                                                                   ----------            ----------
            Total assets                                                          $60,446,064           $64,441,538
                                                                                  ===========           ===========

Liabilities and stockholder's equity Liabilities:
     Future policy benefits:
         Fixed annuities                                                          $19,417,446           $20,552,159
         Universal life-type insurance                                              3,410,871             3,391,203
         Traditional life insurance                                                   232,913               226,842
         Disability income and long-term care insurance                             1,012,247               811,941
     Policy claims and other policyholders' funds                                      52,067                24,600
     Amounts due to brokers                                                           446,347               148,112
     Other liabilities                                                                459,422               579,678
Separate account liabilities                                                       32,349,347            35,894,732
                                                                                   ----------            ----------
            Total liabilities                                                      57,380,660            61,629,267
                                                                                   ----------            ----------
Commitments and contingencies
Stockholder's equity:
     Capital stock, $30 par value per share;
         100,000 shares authorized,
         issued and outstanding                                                         3,000                 3,000
     Additional paid-in capital                                                       288,327               288,327
     Accumulated other comprehensive loss, net of tax:
         Net unrealized securities losses                                            (333,734)             (411,230)
     Retained earnings                                                              3,107,811             2,932,174
                                                                                    ---------             ---------
         Total stockholder's equity                                                 3,065,404             2,812,271
                                                                                    ---------             ---------
            Total liabilities and stockholder's equity                            $60,446,064           $64,441,538
                                                                                  ===========           ===========

See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of income

Three years ended December 31, ($ thousands)                          2000                1999                1998

Revenues
Premiums:
     Traditional life insurance                                   $   56,187          $   53,790          $   53,132
     Disability income and long-term care insurance                  231,311             201,637             176,298
                                                                     -------             -------             -------
            Total premiums                                           287,498             255,427             229,430
     Policyholder and contractholder charges                         438,127             411,994             383,965
     Management and other fees                                       598,168             473,108             401,057
     Net investment income                                         1,730,605           1,919,573           1,986,485
     Net realized (loss) gain on investments                         (16,975)             26,608               6,902
                                                                     -------              ------               -----
            Total revenues                                         3,037,423           3,086,710           3,007,839
                                                                   ---------           ---------           ---------
Benefits and expenses
Death and other benefits:
     Traditional life insurance                                       29,042              29,819              29,835
     Universal life-type insurance and investment contracts          131,467             118,561             108,349
     Disability income and long-term care insurance                   40,246              30,622              27,414
Increase in liabilities for future policy benefits:
     Traditional life insurance                                        5,765               7,311               6,052
     Disability income and long-term care insurance                  113,239              87,620              73,305
Interest credited on universal life-type insurance
     and investment contracts                                      1,169,641           1,240,575           1,317,124
         Amortization of deferred policy acquisition costs           403,968             332,705             382,642
         Other insurance and operating expenses                      336,791             335,180             287,326
                                                                     -------             -------             -------
            Total benefits and expenses                            2,230,159           2,182,393           2,232,047
                                                                   ---------           ---------           ---------
Income before income taxes                                           807,264             904,317             775,792
Income taxes                                                         221,627             267,864             235,681
                                                                     -------             -------             -------
Net income                                                        $  585,637          $  636,453          $  540,111
                                                                  ==========          ==========          ==========
See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of stockholder's equity

                                                                                               Accumulated
                                                                                                  other
                                                    Total                      Additional      comprehensive
                                                stockholder's     Capital        paid-In      (loss) income,    Retained
Three years ended December 31, ($ thousands)       equity          stock         capital        net of tax      earnings

Balance, January 1, 1998                         $2,865,816       $3,000         $290,847      $ 226,359      $2,345,610
Comprehensive income:
     Net income                                     540,111           --               --             --         540,111
     Unrealized holding losses arising
         during the year, net of
         deferred policy acquisition costs
         of $6,333 and taxes of $32,826             (60,964)          --               --        (60,964)             --
     Reclassification adjustment
         for losses included in net income,
         net of tax of ($2,254)                       4,189           --               --          4,189              --
                                                      -----        -----            -----          -----           -----
     Other comprehensive loss                       (56,775)          --               --        (56,775)             --
                                                    -------        -----            -----        -------           -----
Comprehensive income                                483,336           --               --             --              --
Other changes                                        (2,520)          --           (2,520)            --              --
Cash dividends to parent                           (240,000)          --               --             --        (240,000)
                                                   --------        -----            -----          -----        --------

Balance, December 31, 1998                        3,106,632        3,000          288,327        169,584       2,645,721
Comprehensive income:
     Net income                                     636,453           --               --             --         636,453
     Unrealized holding losses arising
         during the year, net of
         deferred policy acquisition costs
         of $28,444 and taxes of $304,936          (566,311)          --               --       (566,311)             --
     Reclassification adjustment
         for gains included in net income,
         net of tax of $7,810                       (14,503)          --               --        (14,503)             --
                                                    -------        -----            -----        -------           -----
     Other comprehensive loss                      (580,814)          --               --       (580,814)             --
                                                   --------        -----            -----       --------           -----
Comprehensive income                                 55,639           --               --             --              --
Cash dividends to parent                           (350,000)          --               --             --        (350,000)
                                                   --------        -----            -----          -----        --------

Balance, December 31, 1999                        2,812,271        3,000          288,327       (411,230)      2,932,174
Comprehensive income:
     Net income                                     585,637           --               --             --         585,637
     Unrealized holding gains arising
         during the year, net of
         deferred policy acquisition costs
         of ($5,154) and taxes of ($46,921)          87,138           --               --         87,138              --
     Reclassification adjustment
         for gains included in net income,
         net of tax of $5,192                        (9,642)          --               --         (9,642)             --
                                                     ------        -----            -----         ------           -----
     Other comprehensive income                      77,496           --               --         77,496              --
                                                     ------        -----            -----         ------           -----
Comprehensive income                                663,133           --               --             --              --
Cash dividends to parent                           (410,000)          --               --             --        (410,000)
                                                   --------        -----            -----          -----        --------
Balance, December 31, 2000                       $3,065,404       $3,000         $288,327      $(333,734)     $3,107,811
                  === ====                       ==========       ======         ========      =========      ==========

See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of cash flows

Years ended December 31, ($ thousands)                                      2000               1999                 1998

Cash flows from operating activities
Net income                                                            $   585,637         $   636,453           $   540,111
Adjustments to reconcile net income to
     net cash provided by operating activities:
         Policy loans, excluding universal life-type insurance:
            Issuance                                                      (61,313)            (56,153)              (53,883)
            Repayment                                                      56,088              54,105                57,902
         Change in amounts recoverable from reinsurers                    (89,312)            (64,908)              (56,544)
         Change in other accounts receivable                                6,254                (615)              (10,068)
         Change in accrued investment income                                8,521              23,125                (9,184)
         Change in deferred policy acquisition costs, net                (291,634)           (140,379)              (10,443)
         Change in liabilities for future policy benefits
            for traditional life, disability income and
            long-term care insurance                                      206,377             153,157               138,826
         Change in policy claims and other policyholders' funds            27,467             (45,709)                1,964
         Deferred income tax provision (benefit)                           37,704              79,796               (19,122)
         Change in other liabilities                                     (120,256)            169,395                64,902
         Amortization of premium, (accretion of discount), net             37,909             (17,907)                9,170
         Net realized loss (gain) on investments                           16,975             (26,608)               (6,902)
         Policyholder and contractholder charges, non-cash               (151,745)           (175,059)             (172,396)
         Other, net                                                        (9,279)             (5,324)               10,786
                                                                           ------              ------                ------
            Net cash provided by operating activities                     259,393             583,369               485,119
                                                                          -------             -------               -------

Cash flows from investing activities Fixed maturities held to maturity:
     Purchases                                                             (4,487)             (3,030)               (1,020)
     Maturities, sinking fund payments and calls                          589,742             741,949             1,162,731
     Sales                                                                 50,067              66,547               236,963
Fixed maturities available for sale:
     Purchases                                                         (1,454,010)         (3,433,128)           (4,100,238)
     Maturities, sinking fund payments and calls                        1,019,403           1,442,507             2,967,311
     Sales                                                              1,237,116           1,691,389               278,955
Other investments, excluding policy loans:
     Purchases                                                           (706,082)           (657,383)             (555,647)
     Sales                                                                435,633             406,684               579,038
Change in amounts due from brokers                                        (15,157)                182                 8,073
Change in amounts due to brokers                                          298,236             (47,294)             (186,052)
                                                                          -------             -------              --------
            Net cash provided by investing activities                   1,450,461             208,423               390,114
                                                                        ---------             -------               -------

Cash flows from financing activities
Activity related to universal life-type insurance
     and investment contracts:
         Considerations received                                        1,842,026           2,031,630             1,873,624
         Surrenders and other benefits                                 (3,974,966)         (3,669,759)           (3,792,612)
         Interest credited to account balances                          1,169,641           1,240,575             1,317,124
Universal life-type insurance policy loans:
         Issuance                                                        (134,107)           (102,239)              (97,602)
         Repayment                                                         82,193              67,881                67,000
Dividends paid                                                           (410,000)           (350,000)             (240,000)
                                                                         --------            --------              --------
            Net cash used in financing activities                      (1,425,213)           (781,912)             (872,466)
                                                                       ----------            --------              --------
Net increase in cash and cash equivalents                                 284,641               9,880                 2,767
Cash and cash equivalents at beginning of year                             32,333              22,453                19,686
                                                                           ------              ------                ------
Cash and cash equivalents at end of year                              $   316,974         $    32,333           $    22,453
                                                                      ===========         ===========           ===========
See accompanying notes


IDS Life Insurance Company
-------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

($ thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs effect and deferred taxes.

The retrospective interest method is used for income recognition on investments in structured notes and residual beneficial interests in securitized financial assets.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is  measured  as the excess of a loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

The Company may purchase and write index options to hedge the fee income earned on the management of equity securities in separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments or other liabilities, as appropriate. Gains or losses on index options that qualify as hedges are deferred and recognized in management and other fees in the same period as the hedged fee income.

The Company also uses index options to manage the risks related to a certain annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. Purchased options used in conjunction with this product are reported in other investments and written options are included in other liabilities. The amortization of the cost of purchased options, the proceeds of written options and the changes in intrinsic value of the contracts are included in net investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:

                                          2000          1999          1998
Cash paid during the year for:
Income taxes                          $225,704      $214,940      $215,003
Interest on borrowings                   3,299         4,521        14,529

Recognition of profits on annuity contracts and insurance policies
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using primarily the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000 and 1999, unlocking adjustments resulted in a net decrease in amortization of $12,300 and $56,800, respectively. Net unlocking adjustments in 1998 were not significant.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains only 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $41,059 and $852 receivable from, respectively, AEFC for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

IDS Life Insurance Company
-------------------------------------------------------------------------------

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sales.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The company does not expect SFAS No. 140 to have a material impact on the company's financial position or results of operations.

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The rule primarily affects certain AEFA high-yield investments contained in off-balance sheet trusts whose cash flows have been negatively effected by credit experience. As of January 1, 2001, the rule would require AEFA to adjust the carrying amount of these investments downward by approximately $30 milllion through recognition of an impairment charge.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentations.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 2000 are as follows:

                                                         Gross           Gross
                                        Amortized     unrealized      unrealized           Fair
Held to maturity                          cost           gains          losses             value
U.S. Government agency obligations     $   38,302       $  3,455      $     80         $   41,677
State and municipal obligations             7,678             16            --              7,694
Corporate bonds and obligations         5,248,517        111,466       114,330          5,245,653
Mortgage-backed securities              1,169,116          9,130         1,472          1,176,774
                                        ---------          -----         -----          ---------
                                       $6,463,613       $124,067      $115,882         $6,471,798
                                       ==========       ========      ========         ==========


                                                         Gross           Gross
                                      Amortized       unrealized      unrealized           Fair
Available for sale                      cost             gains          losses             value
U.S. Government agency obligations    $    96,408       $  6,134      $    268        $   102,274
State and municipal obligations            12,848            247            --             13,095
Corporate bonds and obligations         7,586,423        123,691       693,303          7,016,811
Mortgage-backed securities              5,234,191         57,697        24,078          5,267,810
                                        ---------         ------        ------          ---------
Total fixed maturities                 12,929,870        187,769       717,649         12,399,990
Equity securities                          11,829             --         1,496             10,333
                                           ------        -------         -----             ------
                                      $12,941,699       $187,769      $719,145        $12,410,323
                                      ===========       ========      ========        ===========


IDS Life Insurance Company
-------------------------------------------------------------------------------


The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1999 are as follows:

                                                          Gross          Gross
                                       Amortized       unrealized     unrealized            Fair
Held to maturity                         cost             gains         losses              value
U.S. Government agency obligations      $   37,613        $   236        $  2,158       $   35,691
State and municipal obligations              9,681            150              --            9,831
Corporate bonds and obligations          5,713,475         91,571         113,350        5,691,696
Mortgage-backed securities               1,395,523          4,953          31,951        1,368,525
                                         ---------          -----          ------        ---------
                                        $7,156,292        $96,910        $147,459       $7,105,743
                                        ==========        =======        ========       ==========


                                                          Gross           Gross
                                        Amortized      unrealized      unrealized           Fair
Available for sale                        cost            gains          losses             value
U.S. Government agency obligations     $    46,325        $   612        $  2,231      $    44,706
State and municipal obligations             13,226            519             191           13,554
Corporate bonds and obligations          7,960,352         60,120         560,450        7,460,022
Mortgage-backed securities               5,683,234          9,692         161,659        5,531,267
                                         ---------          -----         -------        ---------
Total fixed maturities                  13,703,137         70,943         724,531       13,049,549
Equity securities                            3,000             16              --            3,016
                                             -----             --           -----            -----
                                       $13,706,137        $70,959        $724,531      $13,052,565
                                       ===========        =======        ========      ===========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                    Amortized                Fair
Held to maturity                      cost                   value
Due from one to five years          $2,930,737            $2,935,736
Due from five to ten years           1,807,979             1,800,940
Due in more than ten years             555,781               558,348
Mortgage-backed securities           1,169,116             1,176,774
                                     ---------             ---------
                                    $6,463,613            $6,471,798
                                    ==========            ==========


                                    Amortized                Fair
Available for sale                    cost                   value
Due from one to five years         $   420,233           $   464,106
Due from five to ten years           4,675,249             4,266,932
Due in more than ten years           2,600,197             2,401,142
Mortgage-backed securities           5,234,191             5,267,810
                                     ---------             ---------
                                   $12,929,870           $12,399,990
                                   ===========           ===========

During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $53,169, $68,470 and $230,036, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Fixed maturities available for sale were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $10,267, respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $278,955 and gross realized gains and losses of $15,658 and $22,102, respectively.

At December 31, 2000, bonds carried at $14,472 were on deposit with various states as required by law.

IDS Life Insurance Company
-------------------------------------------------------------------------------

IDS Life Insurance Company
At December 31, 2000, investments in fixed maturities comprised 79 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $3.5 billion which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                       2000                  1999
Aaa/AAA                 $ 6,559,188           $ 7,144,280
Aaa/AA                       32,001                 1,920
Aa/AA                       220,446               301,728
Aa/A                        327,147               314,168
A/A                       2,494,621             2,598,300
A/BBB                       747,636             1,014,566
Baa/BBB                   5,828,847             6,319,549
Baa/BB                      287,583               348,849
Below investment grade    2,896,014             2,816,069
                          ---------             ---------
                        $19,393,483           $20,859,429
                        ===========           ===========

At December 31, 2000, 88 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 16 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                               December 31, 2000         December 31, 1999
                          On balance   Commitments   On balance     Commitments
Region                       sheet     to purchase      sheet       to purchase
East North Central         $  691,694    $18,868     $  715,998      $ 10,380
West North Central            564,576      7,621        555,635        42,961
South Atlantic                884,723      7,667        867,838        23,317
Middle Atlantic               378,702     13,813        428,051         1,806
New England                   279,147      4,604        259,243         4,415
Pacific                       318,727        921        238,299         3,466
West South Central            173,158     28,548        144,607         4,516
East South Central             49,176      2,763         43,841            --
Mountain                      409,677     10,209        381,148         9,380
                              -------     ------        -------         -----
                            3,749,580     95,014      3,634,660       100,241
Less allowance for losses      11,489         --         28,283            --
                               ------      -----         ------         -----
                           $3,738,091    $95,014     $3,606,377      $100,241
                           ==========    =======     ==========      ========


                                  December 31, 2000     December 31, 1999
                          On balance  Commitments   On balance      Commitments
Property type                sheet    to purchase      sheet        to purchase
Department/retail stores  $1,174,763    $11,130     $1,158,712       $ 33,829
Apartments                   780,228         --        887,538         11,343
Office buildings           1,085,948     59,941        931,234         26,062
Industrial buildings         323,766     23,943        309,845          5,525
Hotels/motels                100,680         --        103,625             --
Medical buildings            128,101         --        114,045             --
Nursing/retirement homes      49,822         --         45,935             --
Mixed use                     87,537         --         66,893             --
Other                         18,735         --         16,833         23,482
                              ------      -----         ------         ------
                           3,749,580     95,014      3,634,660        100,241
Less allowance for losses     11,489         --         28,283             --
                              ------      -----         ------          -----
                          $3,738,091    $95,014     $3,606,377       $100,241
                          ==========    =======     ==========       ========

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $24,999 and $21,375, respectively, with allowances of $4,350 and $5,750, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $27,063 and $23,815, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company recognized  $1,033,  $1,190 and $1,809 of interest income related to
impaired  loans  for  the  years  ended   December  31,  2000,   1999  and  1998
respectively.

The following table presents changes in the allowance for losses related to all loans:

                                                 2000      1999       1998
Balance, January 1                            $ 28,283    $39,795    $38,645
Provision (reduction) for investment losses    (14,894)    (9,512)     7,582
Loan payoffs                                    (1,200)      (500)      (800)
Foreclosures and writeoffs                        (700)    (1,500)    (5,632)
                                                  ----     ------     ------
Balance, December 31                           $11,489    $28,283    $39,795
                                               =======    =======    =======

At December 31, 2000, the Company had no commitments to purchase investments other than mortgage loans.

Net investment income for the years ended December 31 is summarized as follows:

                                       2000            1999             1998
Interest on fixed maturities     $1,473,560      $1,598,059       $1,676,984
Interest on mortgage loans          286,611         285,921          301,253
Other investment income               1,750          70,892           43,518
Interest on cash equivalents          8,084           5,871            5,486
                                      -----           -----            -----
                                  1,770,005       1,960,743        2,027,241
Less investment expenses             39,400          41,170           40,756
                                     ------          ------           ------
                                 $1,730,605      $1,919,573       $1,986,485
                                 ==========      ==========       ==========

Net realized (loss) gain on investments for the years ended December 31 is summarized as follows:

                           2000                1999               1998
Fixed maturities       $(34,857)            $ 8,802            $ 9,946
Mortgage loans           15,845              10,211             (5,933)
Other investments         2,037               7,596              2,889
                          -----               -----              -----
                       $(16,975)            $26,608            $ 6,902
                       ========             =======            =======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                          2000            1999           1998
Fixed maturities available for sale    $99,706       $(921,778)      $(93,474)
Equity securities                       (1,428)           (142)          (203)
                                        ------            ----           ----

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. The income tax expense (benefit) for the years ended December 31 consists of the following:

                                  2000               1999               1998
Federal income taxes:
Current                        $176,397            $178,444           $244,946
Deferred                         37,704              79,796            (16,602)
                                 ------              ------            -------
                                214,101             258,240            228,344
State income taxes-current        7,526               9,624              7,337
                                  -----               -----              -----
Income tax expense             $221,627            $267,864           $235,681
                               ========            ========           ========

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                                              2000                      1999                        1998
                                                     Provision      Rate       Provision      Rate         Provision      Rate
Federal income taxes based on the statutory rate      $282,542      35.0%        $316,511     35.0%         $271,527      35.0%
Tax-excluded interest and dividend income               (3,788)     (0.5)          (9,626)    (1.1)          (12,289)     (1.6)
State taxes, net of federal benefit                      4,892       0.6            6,256      0.7             4,769       0.6
Affordable housing credits                             (54,569)     (6.8)         (31,000)    (3.4)          (19,688)     (2.5)
Other, net                                              (7,450)     (0.8)         (14,277)    (1.6)           (8,638)     (1.1)
                                                        ------      ----          -------     ----            ------      ----
Total income taxes                                    $221,627      27.5%        $267,864     29.6%         $235,681      30.4%
                                                      ========      ====         ========     ====          ========      ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 2000, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

IDS Life Insurance Company

Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                                          2000          1999
Deferred tax assets:
Policy reserves                                       $730,239      $733,647
Unrealized loss on available for sale investments      179,702       221,431
Investments, other                                      34,600         1,873
Life insurance guaranty fund assessment reserve          1,365         4,789
                                                         -----         -----
Total deferred tax assets                              945,906       961,740
                                                       -------       -------
Deferred tax liabilities:
Deferred policy acquisition costs                      796,292       740,837
Other                                                   13,026         4,883
                                                        ------         -----
Total deferred tax liabilities                         809,318       745,720
                                                       -------       -------
Net deferred tax assets                               $136,588      $216,020
                                                      ========      ========

The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,527,543 as of December 31, 2000 and $1,693,356 as of December 31, 1999 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2001 in excess of approximately $344,973 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                     2000            1999            1998
Statutory net income           $  344,973      $  478,173      $  429,903
Statutory capital and surplus   1,778,306       1,978,406       1,883,405
                                ---------       ---------       ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company and its insurance subsidiaries use to prepare their statutory-basis financial statements. Management believes the impact of these changes to the Company's and its subsidiaries' stautory-basis capital and surplus as of January 1, 2001 will not be significant.

5. RELATED PARTY TRANSACTIONS
The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2000 and 1999. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2000, 1999 and 1998.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $250, $223 and $211 in 2000, 1999 and 1998, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2000, 1999 and 1998 were $1,707, $1,906 and $1,503, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The Company's share of postretirement benefits in 2000, 1999 and 1998 was $1,136, $1,147 and $1,352, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $582,836, $485,177 and $411,337 for 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

IDS Life Insurance Company
-------------------------------------------------------------------------------

6. COMMITMENTS AND CONTINGENCIES
At December 31, 2000, 1999 and 1998, traditional life insurance and universal life-type insurance in force aggregated $98,060,472, $89,271,957 and $81,074,928 respectively, of which $17,429,851, $8,281,576 and $4,912,313 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $89,506, $76,970 and $66,378 and reinsurance recovered from reinsurers amounted to $32,500, $27,816, and $20,982 for the years ended December 31, 2000, 1999 and
1998, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in all three of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits

7. LINES OF CREDIT
The Company has available lines of credit with its parent aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $50,000 uncommitted at December 31, 2000 and 1999, respectively.

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

IDS Life Insurance Company
-------------------------------------------------------------------------------
The Company's holdings of derivative financial instruments are as follows:

                                  Notional or
                                   contract    Carrying      Fair   Total credit
December 31, 2000                   amount      amount       value    exposure
Assets:
     Interest rate caps           $1,500,000   $ 6,127     $  1,174    $ 1,174
     Interest rate floors          1,000,000       121          531        531
     Options purchased               265,848    44,139       51,701     51,701
     Financial futures purchased           5        --        7,209         --
Liabilities:
     Options written                 104,324    (3,098)      (4,138)        --
     Financial futures sold                7        --        9,011         --
Off balance sheet:
     Interest rate swaps           1,000,000        --      (10,942)        --
                                   ---------      ----      -------       ----
                                               $47,289     $ 54,546    $53,406
                                               =======     ========    =======

December 31, 1999 Assets:
     Interest rate caps           $2,500,000   $ 9,685     $ 12,773    $12,773
     Interest rate floors          1,000,000       602          319        319
     Options purchased               180,897    49,789       61,745     61,745
Liabilities:
     Options purchased/written        43,262    (1,677)      (2,402)        --
Off balance sheet:
     Interest rate swaps           1,267,000        --      (17,582)        --
                                   ---------      ----      -------       ----
                                               $58,399     $ 54,853    $74,837
                                               =======     ========    =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps, floors and swaps expire on various dates from 2001 to 2003. The purchased and written options expire on various dates from 2001 to 2006.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

The Company also uses interest rate swaps to manage interest rate risk related to the level of fee income earned on the management of fixed income securities in separate accounts and the underlying mutual funds. The amount of fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, changing interest rate conditions could impact the Company's fee income significantly. The Company entered into interest rate swaps to hedge anticipated fee income for 2000 related to separate accounts and mutual funds which invest in fixed income securities. Interest was reported in management and other fees.

The Company offers an annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. As a means of hedging its obligation under the provisions of this product, the Company purchases financial futures and purchases and writes options on the major stock market index.

The Company also writes financial futures and purchases and writes options to manage the equity market risk related to seed money the Company has invested in certain separate accounts and the underlying mutual funds.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. The Company entered into index option collars (combination of puts and calls) to hedge anticipated fee income for 2000 and 1999 related to separate accounts and mutual funds which invest in equity securities. Testing demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. At December 31, 2000, deferred gains on purchased put and written call index options were $1,005 and $449, respectively. At December 31, 1999, there were no deferred gains or losses on purchased put or written call index options.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                        2000                                      1999
                                                          Carrying                 Fair              Carrying              Fair
Financial Assets                                            value                  value               value               value
Investments:
     Fixed maturities (Note 2):
         Held to maturity                                $ 6,463,613           $ 6,471,798         $ 7,156,292        $ 7,105,743
         Available for sale                               12,399,990            12,399,990          13,049,549         13,049,549
     Mortgage loans on real estate (Note 2)                3,738,091             3,821,825           3,606,377          3,541,958
     Other:
         Equity securities (Note 2)                           10,333                10,333               3,016              3,016
         Derivative financial Instruments (Note 8)            50,387                60,615              60,076             74,837
         Other                                                 1,130                 1,130               2,258              2,258
Cash and cash equivalents (Note 1)                           316,974               316,974              32,333             32,333
Separate account assets (Note 1)                          32,349,347            32,349,347          35,894,732         35,894,732
Financial Liabilities
Future policy benefits for fixed annuities               $18,020,824           $17,479,187         $19,189,170        $18,591,859
     Derivative financial instruments (Note 8)                 3,098                 6,069               1,677             19,984
Separate account liabilities                              28,791,949            27,822,667          31,869,184         31,016,081
                                                          ----------            ----------          ----------         ----------

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,300,018 and $1,270,094, respectively, and policy loans of $96,603 and $92,895, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

At December 31, 2000 and 1999, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3,557,398 and $4,025,548, respectively.

IDS LIFE INSURANCE COMPANY     [AMERICAN EXPRESS LOGO]-Registered Trademark-
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919


PRSRT STD AUTO
 U.S. POSTAGE
     PAID
   AMERICAN
   EXPRESS


VARIABLE UNIVERSAL LIFE POLICY

PROSPECTUSES FOR:

- Flexible Premium Variable Life Insurance Policy issued by IDS Life Insurance Company

- The Shearson Lehman Brothers Fund of Stripped ("Zero Coupon") U.S. Treasury Securities Fund, Series A sponsored by Salomon Smith Barney Inc.

                                                               S-6194 AA (5/01)

                                     PART II

                          UNDERTAKINGS TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission hereto or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

The By-Laws of IDS Life Insurance Company provide that:

The Corporation shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such Manager of Variable Annuity Funds A and B, director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                 CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 22 TO
                       REGISTRATION STATEMENT NO. 33-11165

This Post-Effective Amendment No. 22 comprises the following papers and documents:

         The facing sheet.

         The prospectus consisting of 101 pages.

         The undertakings to file reports.

         The signatures.

         The following exhibits:

1.  A.    Copies of all  exhibits  required by paragraph A of  instructions  for
          Exhibits in Form N-8B-2 to the Registration Statement.

          (1)(a) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed electronically as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

             (b) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

          (2)       Not applicable.

          (3)(a)    Not applicable.

             (b)(1) Form of Division Vice President's Employment Agreement dated
                    November 1991, filed electronically as Exhibit 3(b)1 to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

                (2) Form of  District  Manager's  Rider  to IDS  Life  Insurance
                    Company, Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)2 to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

                (3) Form  of  Personal  Financial   Planner's   Agreement  dated
                    November 1986, filed electronically as Exhibit 3(b)3 to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

             (c) Schedules of Sales Commissions incorporated by reference to Registrant's original Registration Statement for the Variable Account on Form N-8B-2 (File No. 811-4298; May 10,
                    1985).

          (4)       Not applicable.

          (5) Flexible Premium Variable Life Insurance Policy filed with the Original Registration Statement (File No. 33-11165) on December 31, 1986 and incorporated herein by reference.

          (6)(a) Certificate of Incorporation of IDS Life Insurance Company, dated July 23, 1957, filed electronically as Exhibit 1.A.(6)(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

             (b)    Amended  By-Laws  of  IDS  Life  Insurance  Company,   filed
                    electronically to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

          (7)       Not applicable.

          (8)(a) Form of Investment Management and Services Agreement dated December 17, 1985 between IDS Life and IDS Life Series Fund, Inc., filed electronically as Exhibit 8(a) to Post-Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

             (b) Form of Investment Advisory Agreement dated July 11, 1984 between IDS Life and IDS Financial Services Inc. relating to the Variable Accounts, filed electronically as Exhibit 8(a) to Post-Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

             (c) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, filed electronically as
                    Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

             (d) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc. and Investors Research Corporation, dated April 24, 1996, filed electronically as
                    Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

             (e) Copy of Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000, filed as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

             (f) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

             (g) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

             (h) Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

             (i) Copy of Participation Agreement By and Between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No.3 to Registration Statement No. 333-79311 is incorporated herein by reference.

             (j) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

             (k) Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, filed as
                    Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

             (l) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed as
                    Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

             (m) Copy of Participation Agreement Between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as
                    Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

             (n) Copy of Participation Agreement By and Among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

             (o) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

          (9)      None.

          (10) Application form for the Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit 1.A.(10) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-11165 is incorporated herein by reference.

          (11) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A.(11) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-11165 is incorporated herein by reference.

    B.    (1)      Not applicable.

          (2)      Not applicable.

    C.             Not applicable.

2.       Opinion of counsel is filed electronically herewith.

3.       Not applicable.

4.       Not applicable.

5.       Not applicable.

6.       Actuarial opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President
         - Insurance Product Development is filed electronically herewith.

7.        (a)      Written actuarial consent of Mark Gorham, F.S.A.,  M.A.A.A.,
                   Vice President - Insurance Product Development is filed electronically herewith.

          (b) Written auditor consent of Ernst & Young LLP is filed electronically herewith.

          (c) Power of Attorney to sign amendments to this Registration Statement dated April 25, 2001 is filed electronically herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 27th day of April, 2001.


                                 IDS Life Variable Life Separate Account
                                 ---------------------------------------
                                                   (Registrant)

                                 By IDS Life Insurance Company
                                 ------------------------------------------
                                                    (Sponsor)

                                 By /s/ Timothy V. Bechtold*
                                 --------------------------------
                                        Timothy V. Bechtold,
                                        President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2001.


Signature                                     Title

/s/  Gumer C. Alvero*                         Director and Executive
------------------------------------          Vice President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Pamela J. Moret *                        Director, Chairman and
------------------------------------          Chief Executive Officer
     Pamela J. Moret

/s/  Barry J. Murphy*                         Director
------------------------------------
     Barry J. Murphy

/s/  Stuart A. Sedlacek                       Director and Executive Vice
------------------------------------          President
     Stuart A. Sedlacek

/s/  Bridget Sperl                            Executive Vice President -
------------------------------------          Client Service
     Bridget Sperl

/s/  John T. Sweeny*                          Executive Vice President -
------------------------------------          Finance
     John T. Sweeny

/s/  Philip C. Wentzel*                       Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  David L. Yowan*                          Vice President, Treasurer and
------------------------------------          Assistant Secretary
     David L. Yowan


*Signed pursuant to Power of Attorney dated April 25, 2001 filed electronically herewith.

By:



/s/James M. Odland
   James M. Odland
   Counsel